UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2011

Date of reporting period:	1/31/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	JANUARY 31, 2011

Target Conservative Allocation Fund

Objective Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudential.com/edelivery/mutualfunds

March 15, 2011

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Conservative Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Conservative Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.59%; Class B, 2.29%; Class C, 2.29%; Class M, 2.29%; Class R, 2.04%; Class X, 2.29%; Class Z, 1.29%. Net operating expenses apply to: Class A, 1.54%; Class B, 2.29%; Class C, 2.29%; Class M, 2.29%; Class R, 1.79%; Class X, 2.29%; Class Z, 1.29%, after contractual reduction through 11/30/2011 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	7.15%	11.60%	20.28%	53.86%	—
Class B	6.83	10.84	15.88	42.94	—
Class C	6.83	10.84	15.89	42.95	—
Class M	6.83	10.84	15.88	N/A	28.09% (10/04/04)
Class R	7.06	11.28	18.72	N/A	32.24 (10/04/04)
Class X	6.83	10.84	16.10	N/A	28.34 (10/04/04)
Class Z	7.33	11.89	21.70	57.83	—
Customized Blend	7.55	12.80	27.09	56.77	—
S&P 500 Index	17.93	22.20	11.71	13.78	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	6.69	11.09	20.61	45.55	—

Average Annual Total Returns (With Sales Charges) as of 12/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		4.40%	2.80%	4.04%	—
Class B		4.58	3.01	3.85	—
Class C		8.58	3.18	3.85	—
Class M		3.70	2.86	N/A	3.79% (10/04/04)
Class R		10.15	3.72	N/A	4.44 (10/04/04)
Class X		3.58	2.73	N/A	3.70 (10/04/04)
Class Z		10.76	4.24	4.90	—
Customized Blend		11.16	4.99	4.74	—
S&P 500 Index		15.08	2.29	1.42	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.		9.67	3.92	3.85	—

2	Visit our website at www.prudential.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year, and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays Capital U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/11 is 40.08% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/10 is 5.38% for Classes M, R, and X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

Closest Month-End to Inception cumulative total return as of 1/31/11 is 31.39% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/10 is 4.07% for Classes M, R, and X.

Lipper Mixed-Asset Target Allocation Conservative Funds Average

The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/11 is 31.90% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/10 is 4.36% for Classes M, R, and X.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Customized Blend, the S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

4	Visit our website at www.prudential.com

Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Your Fund’s Performance (continued)

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2011, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

6	Visit our website at www.prudential.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2010, at the beginning of the period, and held through the six-month period ended January 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,071.50	1.54%	$8.04
	Hypothetical	$1,000.00	$1,017.44	1.54%	$7.83

Class B	Actual	$1,000.00	$1,068.30	2.29%	$11.94
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class C	Actual	$1,000.00	$1,068.30	2.29%	$11.94
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class M	Actual	$1,000.00	$1,068.30	2.29%	$11.94
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class R	Actual	$1,000.00	$1,070.60	1.79%	$9.34
	Hypothetical	$1,000.00	$1,016.18	1.79%	$9.10

Class X	Actual	$1,000.00	$1,068.30	2.29%	$11.94
	Hypothetical	$1,000.00	$1,013.66	2.29%	$11.62

Class Z	Actual	$1,000.00	$1,073.30	1.29%	$6.74
	Hypothetical	$1,000.00	$1,018.70	1.29%	$6.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at www.prudential.com

Portfolio of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 89.8%
COMMON STOCKS 40.9%

Aerospace & Defense 1.2%
237	AAR Corp.(a)	$6,349
1,761	Boeing Co. (The)	122,354
1,600	Embraer SA, ADR (Brazil)	52,800
4,781	General Dynamics Corp.	360,487
1,750	Goodrich Corp.	158,585
1,277	Hexcel Corp.(a)	24,289
3,000	Lockheed Martin Corp.	238,800
178	Moog, Inc. (Class A Stock)(a)	7,590
4,000	Northrop Grumman Corp.	277,200
126	Teledyne Technologies, Inc.(a)	5,961
256	Triumph Group, Inc.	24,584
3,860	United Technologies Corp.	313,818

		1,592,817

Air Freight & Logistics 0.3%
324	Atlas Air Worldwide Holdings, Inc.(a)	16,462
3,586	FedEx Corp.	323,888

		340,350

Airlines
2,751	JetBlue Airways Corp.(a)	16,506

Auto Components 0.1%
3,760	Johnson Controls, Inc.	144,346

Auto Parts & Equipment 0.1%
1,638	ArvinMeritor, Inc.(a)	35,807
600	BorgWarner, Inc.(a)	40,458
725	Tenneco, Inc.(a)	29,964
798	WABCO Holdings, Inc.(a)	46,603

		152,832

Automobile Manufacturers 0.2%
6,585	Ford Motor Co.(a)	105,031
3,200	General Motors Co.(a)	116,768

		221,799

Automobiles 0.1%
1,800	Harley-Davidson, Inc.	71,370

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automotive Parts
2,373	American Axle & Manufacturing Holdings, Inc.(a)	$33,934

Beverages 0.3%
2,160	Coca-Cola Co. (The)	135,756
2,100	Molson Coors Brewing Co. (Class B Stock)	98,427
1,750	PepsiCo, Inc.	112,543
351	Pernod-Ricard SA (France)	33,462

		380,188

Biotechnology 0.2%
2,641	Amgen, Inc.(a)	145,466
1,550	Gilead Sciences, Inc.(a)	59,489
687	Seattle Genetics, Inc.(a)	11,260

		216,215

Building Products
500	A.O. Smith Corp.	21,405
475	Lennox International, Inc.	23,341

		44,746

Business Services 0.1%
583	FTI Consulting, Inc.(a)	21,262
826	ICON PLC, ADR (Ireland)(a)	18,395
570	MasterCard, Inc. (Class A Stock)	134,811

		174,468

Capital Markets 0.7%
3,375	Apollo Investment Corp.	39,808
2,975	Ares Capital Corp.	49,950
1,775	Fifth Street Finance Corp.	23,395
3,888	Goldman Sachs Group, Inc. (The)	636,155
475	KBW, Inc.	12,706
2,875	MF Global Holdings Ltd.(a)	23,805
2,500	Morgan Stanley	73,500
1,200	State Street Corp.	56,064
1,000	Waddell & Reed Financial, Inc. (Class A Stock)	36,120

		951,503

Chemicals 1.7%
796	Air Products & Chemicals, Inc.	69,451

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
520	Airgas, Inc.	$32,588
2,700	Celanese Corp. (Class A Stock)	112,023
19,595	Dow Chemical Co. (The)	695,231
2,479	Huntsman Corp.	43,159
665	Intrepid Potash, Inc.(a)	24,033
350	Kraton Performance Polymers, Inc.(a)	10,987
6,126	PPG Industries, Inc.	516,299
5,913	Praxair, Inc.	550,146
1,197	Scotts Miracle-Gro Co. (The) (Class A Stock)	61,849
975	Sensient Technologies Corp.	33,062
262	Valspar Corp. (The)	9,791

		2,158,619

Commercial Banks 1.7%
2,400	Associated Banc-Corp.	33,552
8,434	Fifth Third Bancorp	125,413
1,680	FirstMerit Corp.	30,778
12,141	PNC Financial Services Group, Inc.	728,460
975	Prosperity Bancshares, Inc.	39,439
7,300	Regions Financial Corp.	51,830
242	Trustmark Corp.	5,805
255	UMB Financial Corp.	10,366
219	United Bankshares, Inc.	6,176
33,894	Wells Fargo & Co.	1,098,843

		2,130,662

Commercial Services 0.2%
400	Consolidated Graphics, Inc.(a)	20,020
1,475	Corrections Corp. of America(a)	36,595
1,590	GEO Group, Inc. (The)(a)	37,794
625	McGrath RentCorp	15,775
328	Pharmaceutical Product Development, Inc.	9,558
696	Sotheby’s	28,049
870	SuccessFactors, Inc.(a)	25,334
1,200	Verisk Analytics, Inc. (Class A Stock)(a)	40,596
370	Visa, Inc. (Class A Stock)	25,844
2,175	Waste Connections, Inc.	63,010

		302,575

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Hardware 1.3%
4,643	Apple, Inc.(a)	$1,575,463
1,020	Radiant Systems, Inc.(a)	18,615

		1,594,078

Computer Services & Software 1.6%
5,223	Accenture PLC (Class A Stock) (Ireland)	268,828
1,459	Allscripts Healthcare Solutions, Inc.(a)	30,799
2,720	Autodesk, Inc.(a)	110,650
14,030	EMC Corp.(a)	349,207
659	Fortinet, Inc.(a)	25,338
228	Global Payments, Inc.	10,771
650	Google, Inc. (Class A Stock)(a)	390,234
869	Informatica Corp.(a)	40,322
3,400	MSCI, Inc. (Class A Stock)(a)	116,382
5,290	Nuance Communications, Inc.(a)	107,546
1,178	Research In Motion Ltd. (Canada)(a)	69,631
1,231	Riverbed Technology, Inc.(a)	44,156
2,512	salesforce.com, Inc.(a)	324,400
1,082	Teradata Corp.(a)	46,515
1,330	VeriFone Systems, Inc.(a)	53,120

		1,987,899

Computers & Peripherals 0.6%
1,610	Cognizant Technology Solutions Corp. (Class A Stock)(a)	117,450
12,441	Hewlett-Packard Co.	568,429
1,575	QLogic Corp.(a)	28,051

		713,930

Construction
142	Meritage Homes Corp.(a)	3,260
975	MYR Group, Inc.(a)	21,440
536	Texas Industries, Inc.	21,295
179	URS Corp.(a)	7,957

		53,952

Consumer Finance 0.1%
2,100	Capital One Financial Corp.	101,136
975	First Cash Financial Services, Inc.(a)	32,165

		133,301

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Products & Services 0.2%
900	Avon Products, Inc.	$25,479
2,073	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	166,877
510	Procter & Gamble Co. (The)	32,196
143	Snap-on, Inc.	8,098
168	Toro Co. (The)	10,218
1,544	Vitamin Shoppe, Inc.(a)	48,991

		291,859

Containers & Packaging 0.1%
1,825	Packaging Corp. of America	51,556
1,350	Silgan Holdings, Inc.	50,396

		101,952

Diversified Financial Services 1.9%
1,870	Affiliated Managers Group, Inc.(a)	190,422
3,955	American Express Co.	171,568
1,126	Ameriprise Financial, Inc.	69,418
31,559	Bank of America Corp.	433,305
257	BlackRock, Inc.	50,891
2,820	Charles Schwab Corp. (The)	50,901
96,791	Citigroup, Inc.(a)	466,533
230	CME Group, Inc.	70,969
550	Invesco Ltd. (Bermuda)	13,607
19,832	JPMorgan Chase & Co.	891,250
660	optionsXpress Holdings, Inc.	9,807

		2,418,671

Diversified Telecommunication Services 0.5%
9,896	AT&T, Inc.	272,338
2,600	CenturyLink, Inc.	112,424
7,160	Verizon Communications, Inc.	255,039

		639,801

Electric Utilities 0.6%
7,456	American Electric Power Co., Inc.	266,030
750	Cleco Corp.	23,445
6,500	Edison International	235,820
1,625	El Paso Electric Co.(a)	43,794
4,900	Exelon Corp.	208,299

		777,388

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components 0.2%
1,600	Agilent Technologies, Inc.(a)	$66,928
362	Checkpoint Systems, Inc.(a)	7,482
745	Coherent, Inc.(a)	39,895
858	DTS, Inc.(a)	38,456
439	FLIR Systems, Inc.(a)	13,627
4,086	GrafTech International Ltd.(a)	85,806
1,131	Universal Electronics, Inc.(a)	29,779

		281,973

Electronic Equipment & Instruments 0.1%
825	EnerSys(a)	27,077
123	Itron, Inc.(a)	7,136
2,475	Tyco Electronics Ltd. (Switzerland)	89,669

		123,882

Electronics
802	Gentex Corp.	25,720

Energy—Alternate Sources
200	First Solar, Inc.(a)	30,916

Energy Equipment & Services 0.4%
2,300	Cameron International Corp.(a)	122,590
1,500	Diamond Offshore Drilling, Inc.	107,565
4,608	Halliburton Co.	207,360
850	Oil States International, Inc.(a)	57,596
1,125	Unit Corp.(a)	57,600

		552,711

Engineering/Construction 0.1%
2,180	Fluor Corp.	150,834

Entertainment & Leisure 0.3%
867	Bally Technologies, Inc.(a)	35,486
5,549	Carnival Corp. (Panama)	248,096
1,220	Hasbro, Inc.	53,790
231	Life Time Fitness, Inc.(a)	9,212
1,393	Pinnacle Entertainment, Inc.(a)	21,006
2,871	Shuffle Master, Inc.(a)	29,672

		397,262

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Environmental Control 0.1%
650	Stericycle, Inc.(a)	$51,018
1,910	Waste Management, Inc.	72,332

		123,350

Farming & Agriculture 0.5%
600	Bunge Ltd. (Bermuda)	40,842
8,760	Monsanto Co.	642,809

		683,651

Financial—Bank & Trust 0.1%
492	Astoria Financial Corp.	7,006
450	Bank of Hawaii Corp.	21,092
13,367	KeyCorp	118,966

		147,064

Financial Services 0.7%
273	Eaton Vance Corp.	8,272
11,200	Itau Unibanco Holding SA, ADR (Brazil)	240,800
329	Jefferies Group, Inc.	8,228
349	Raymond James Financial, Inc.	12,641
25,232	U.S. Bancorp	681,264

		951,205

Food & Staples Retailing 0.7%
8,824	CVS Caremark Corp.	301,781
8,000	Safeway, Inc.	165,520
6,019	Wal-Mart Stores, Inc.	337,485
520	Whole Foods Market, Inc.	26,889

		831,675

Food Products 0.1%
5,000	ConAgra Foods, Inc.	111,650

Foods 0.2%
358	Fresh Market, Inc. (The)(a)	13,164
2,864	Kraft Foods, Inc. (Class A Stock)	87,552
3,819	Nestle SA (Switzerland)	206,525

		307,241

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hand/Machine Tools 0.1%
780	Stanley Black & Decker, Inc.	$56,690

Healthcare Equipment & Supplies 0.2%
147	Cantel Medical Corp.	3,130
148	MEDNAX, Inc.(a)	9,790
2,720	Medtronic, Inc.	104,231
572	Sirona Dental Systems, Inc.(a)	25,059
675	Teleflex, Inc.	38,691
1,121	Thoratec Corp.(a)	26,444

		207,345

Healthcare Products 0.3%
524	Arthrocare Corp.(a)	14,667
1,347	Bruker Corp.(a)	23,572
5,097	Covidien PLC (Ireland)	241,954
904	Delcath Systems, Inc.(a)	8,552
600	Gen-Probe, Inc.(a)	37,734
930	Hospira, Inc.(a)	51,364
300	IDEXX Laboratories, Inc.(a)	21,510
525	West Pharmaceutical Services, Inc.	20,995

		420,348

Healthcare Providers & Services 0.1%
907	Centene Corp.(a)	25,142
1,300	CIGNA Corp.	54,626

		79,768

Healthcare Services 0.1%
207	Amedisys, Inc.(a)	7,056
230	AMERIGROUP Corp.(a)	12,045
134	Covance, Inc.(a)	7,555
270	Healthways, Inc.(a)	3,232
3,559	UnitedHealth Group, Inc.	146,097

		175,985

Hotels & Motels 0.2%
2,040	Marriott International, Inc. (Class A Stock)	80,560
1,929	Wynn Resorts Ltd.	224,400

		304,960

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.6%
828	BJ’s Restaurants, Inc.(a)	$29,253
210	Buffalo Wild Wings, Inc.(a)	9,192
1,650	Las Vegas Sands Corp.(a)	76,708
8,670	McDonald’s Corp.	638,719
872	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	10,604

		764,476

Household Products 0.1%
2,471	Kimberly-Clark Corp.	159,948

Industrial Conglomerates 0.2%
880	3M Co.	77,370
3,047	Tyco International Ltd. (Switzerland)	136,597

		213,967

Insurance 1.4%
3,007	Aflac, Inc.	173,143
7,600	Allstate Corp. (The)	236,664
675	Aspen Insurance Holdings Ltd. (Bermuda)	20,284
6,050	CNO Financial Group, Inc.(a)	38,297
235	Delphi Financial Group, Inc. (Class A Stock)	6,763
6,700	Genworth Financial, Inc. (Class A Stock)(a)	90,919
1,025	Hanover Insurance Group, Inc. (The)	48,483
1,587	HCC Insurance Holdings, Inc.	48,054
6,591	Lincoln National Corp.	190,084
1,300	Loews Corp.	52,065
1,900	Marsh & McLennan Cos., Inc.	52,972
9,385	MetLife, Inc.	429,551
1,235	MGIC Investment Corp.(a)	10,362
345	Protective Life Corp.	9,512
189	Reinsurance Group of America, Inc.	10,879
189	State Auto Financial Corp.	2,882
1,250	Tower Group, Inc.	32,550
3,244	Travelers Cos., Inc. (The)	182,507
176	United Fire & Casualty Co.	3,528
1,100	Unum Group	27,434
4,900	XL Group PLC (Ireland)	112,308

		1,779,241

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 0.8%
4,001	Amazon.com, Inc.(a)	$678,730
925	priceline.com, Inc.(a)	396,381

		1,075,111

Internet Services 0.1%
228	Digital River, Inc.(a)	7,237
915	F5 Networks, Inc.(a)	99,168
664	Monster Worldwide, Inc.(a)	11,055
865	Sapient Corp.	10,337
1,959	TIBCO Software, Inc.(a)	43,059

		170,856

Internet Software & Services 1.2%
4,085	Baidu, Inc., ADR (Cayman Islands)(a)	443,754
32,890	Oracle Corp.	1,053,467
1,190	VeriSign, Inc.	40,043

		1,537,264

IT Services 0.6%
725	CACI International, Inc. (Class A Stock)(a)	40,230
3,942	International Business Machines Corp.	638,604
1,817	SRA International, Inc. (Class A Stock)(a)	48,478

		727,312

Life Sciences Tools & Services 0.2%
5,367	Thermo Fisher Scientific, Inc.(a)	307,368

Machinery 0.5%
1,775	Actuant Corp. (Class A Stock)	49,221
249	Bucyrus International, Inc.	22,599
610	Caterpillar, Inc.	59,176
2,480	Cummins, Inc.	262,583
400	Lincoln Electric Holdings, Inc.	27,088
2,179	PACCAR, Inc.	123,092
510	Regal-Beloit Corp.	34,037
500	Valmont Industries, Inc.	46,470

		624,266

Manufacturing 1.1%
13,367	Danaher Corp.	615,684

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Manufacturing (cont’d.)
2,789	Eaton Corp.	$301,100
17,875	General Electric Co.	360,003
200	Harsco Corp.	6,454
3,000	Honeywell International, Inc.	168,030

		1,451,271

Media 0.8%
3,100	CBS Corp. (Class B Stock)	61,473
5,800	Comcast Corp. (Special Class A Stock)	124,352
3,220	DIRECTV (Class A Stock)(a)	136,496
610	Discovery Communications, Inc. (Class A Stock)(a)	23,790
2,663	Time Warner Cable, Inc.	180,631
5,000	Time Warner, Inc.	157,250
1,860	Viacom, Inc. (Class B Stock)	77,283
7,286	Walt Disney Co. (The)	283,207
725	Wiley, (John) & Sons, Inc. (Class A Stock)	33,314

		1,077,796

Medical Supplies & Equipment
429	Quality Systems, Inc.	34,251
778	Vital Images, Inc.(a)	10,340

		44,591

Metals & Mining 1.5%
1,719	BHP Billiton Ltd., ADR (Australia)	153,043
6,288	BHP Billiton PLC, ADR (United Kingdom)	482,352
700	Cameco Corp. (Canada)	29,029
1,010	Cloud Peak Energy, Inc.(a)	22,998
3,838	Freeport-McMoRan Copper & Gold, Inc.	417,382
735	Northwest Pipe Co.(a)	16,074
3,437	Peabody Energy Corp.	217,975
2,639	Precision Castparts Corp.	377,351
745	RTI International Metals, Inc.(a)	21,523
1,340	Teck Resources Ltd. (Class B Stock) (Canada)	81,204
2,625	Thompson Creek Metals Co., Inc. (Canada)(a)	35,543
265	Timken Co.	12,460
580	Titanium Metals Corp.(a)	10,933
1,400	United States Steel Corp.	80,738

		1,958,605

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Miscellaneous Manufacturers 0.1%
1,436	Illinois Tool Works, Inc.	$76,812

Multi-Line Retail 0.1%
4,400	JC Penney Co., Inc.	141,108

Multi-Utilities 0.3%
1,100	Dominion Resources, Inc.	47,894
975	NorthWestern Corp.	27,534
7,160	Public Service Enterprise Group, Inc.	232,199
2,387	Sempra Energy	124,291

		431,918

Office Electronics 0.1%
9,300	Xerox Corp.	98,766

Oil, Gas & Consumable Fuels 3.5%
5,123	Anadarko Petroleum Corp.	394,881
3,889	Apache Corp.	464,191
1,700	Brigham Exploration Co.(a)	50,337
314	Cabot Oil & Gas Corp.	13,072
4,800	Chesapeake Energy Corp.	141,744
2,500	Chevron Corp.	237,325
9,996	ConocoPhillips	714,314
141	Core Laboratories NV (Netherlands)	12,868
1,475	EOG Resources, Inc.	156,925
3,055	Exxon Mobil Corp.	246,477
2,992	Hess Corp.	251,687
1,256	Lufkin Industries, Inc.	83,800
3,400	Marathon Oil Corp.	155,380
480	Noble Energy, Inc.	43,728
2,454	Oasis Petroleum, Inc.(a)	78,454
4,803	Occidental Petroleum Corp.	464,354
159	ONEOK, Inc.	9,364
1,675	Resolute Energy Corp.(a)	30,318
3,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	211,710
2,990	Schlumberger Ltd. (Netherlands)	266,080
182	South Jersey Industries, Inc.	9,508
1,250	Southwestern Energy Co.(a)	49,375
234	Swift Energy Co.(a)	9,982
1,500	Total SA, ADR (France)	88,155
2,600	Valero Energy Corp.	65,936

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
7,590	Weatherford International Ltd. (Switzerland)(a)	$180,035
230	WGL Holdings, Inc.	8,294

		4,438,294

Paper & Forest Products
1,900	Louisiana-Pacific Corp.(a)	19,076

Pharmaceuticals 2.1%
5,957	Abbott Laboratories	269,018
650	Allergan, Inc.	45,897
1,306	American Medical Systems Holdings, Inc.(a)	25,493
3,090	AmerisourceBergen Corp.	110,807
930	BioMarin Pharmaceutical, Inc.(a)	23,641
363	Catalyst Health Solutions, Inc.(a)	15,754
7,200	Eli Lilly & Co.	250,344
960	Express Scripts, Inc.(a)	54,077
264	Herbalife Ltd. (Cayman Islands)	17,247
7,078	Johnson & Johnson	423,052
3,018	Mead Johnson Nutrition Co.	174,953
1,480	Medco Health Solutions, Inc.(a)	90,310
11,110	Merck & Co., Inc.	368,519
1,500	Novartis AG, ADR (Switzerland)	83,790
30,158	Pfizer, Inc.	549,479
427	Regeneron Pharmaceuticals, Inc.(a)	14,381
304	Salix Pharmaceuticals Ltd.(a)	12,455
2,020	Teva Pharmaceutical Industries Ltd., ADR (Israel)	110,393

		2,639,610

Professional Services 0.1%
853	Duff & Phelps Corp. (Class A Stock)	14,467
875	Towers Watson & Co. (Class A Stock)	47,714

		62,181

Real Estate Investment Trusts 0.5%
8,700	Annaly Capital Management, Inc.	155,121
796	AvalonBay Communities, Inc.	92,280
796	Boston Properties, Inc.	75,119
2,420	DiamondRock Hospitality Co.(a)	29,355
343	DuPont Fabros Technology, Inc.	7,862
254	First Potomac Realty Trust	4,089

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
1,175	Government Properties Income Trust	$30,432
625	Kilroy Realty Corp.	23,837
1,075	LaSalle Hotel Properties	29,853
736	Medical Properties Trust, Inc.	8,081
300	Mid-America Apartment Communities, Inc.	19,125
976	Redwood Trust, Inc.	14,611
600	Simon Property Group, Inc.	60,870
1,114	Vornado Realty Trust	98,132

		648,767

Retail & Merchandising 2.0%
1,140	Abercrombie & Fitch Co. (Class A Stock)	57,467
2,228	Best Buy Co., Inc.	75,752
1,237	Cash America International, Inc.	49,764
2,127	Chico’s FAS, Inc.	23,227
27,903	Cie Financiere Richemont SA, ADR (Switzerland)	150,676
2,240	Costco Wholesale Corp.	160,922
1,726	Genesco, Inc.(a)	64,086
3,260	Kohl’s Corp.(a)	165,543
4,600	Lowe’s Cos., Inc.	114,080
4,407	Nordstrom, Inc.	181,480
9,834	Staples, Inc.	219,397
24	Starbucks Corp.	757
3,883	Target Corp.	212,905
4,383	Tiffany & Co.	254,784
8,176	TJX Cos., Inc. (The)	387,461
3,710	Walgreen Co.	150,032
5,350	Yum! Brands, Inc.	250,166

		2,518,499

Road & Rail
805	Landstar System, Inc.	33,351
600	Werner Enterprises, Inc.	14,790

		48,141

Semiconductors 0.6%
4,700	Advanced Micro Devices, Inc.(a)	36,801
1,900	ASML Holding NV (Netherlands)	79,819
8,899	Broadcom Corp. (Class A Stock)	401,256
665	Netlogic Microsystems, Inc.(a)	23,182

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
559	OYO Geospace Corp.(a)	$53,569
855	Rovi Corp.(a)	52,805
475	Silicon Laboratories, Inc.(a)	21,128
500	Skyworks Solutions, Inc.(a)	15,885
1,388	Teradyne, Inc.(a)	23,152
1,275	TriQuint Semiconductor, Inc.(a)	16,779
710	Varian Semiconductor Equipment Associates, Inc.(a)	31,559
576	Veeco Instruments, Inc.(a)	24,918

		780,853

Semiconductors & Semiconductor Equipment 0.1%
5,405	Intel Corp.	115,991

Software 0.8%
633	ANSYS, Inc.(a)	33,201
7,864	CA, Inc.	187,163
580	Cerner Corp.(a)	57,333
1,400	Check Point Software Technologies Ltd. (Israel)(a)	62,370
2,563	Compuware Corp.(a)	27,475
2,000	Intuit, Inc.(a)	93,860
1,008	MedAssets, Inc.(a)	19,787
17,177	Microsoft Corp.	476,232
782	Progress Software Corp.(a)	22,382
1,470	Red Hat, Inc.(a)	60,741
850	Tyler Technologies, Inc.(a)	17,638

		1,058,182

Specialty Retail 0.2%
1,416	Aaron’s, Inc.	27,173
7,600	Gap, Inc. (The)	146,452
2,452	Home Depot, Inc. (The)	90,160

		263,785

Telecommunications 0.9%
3,940	American Tower Corp. (Class A Stock)(a)	200,388
653	Arris Group, Inc.(a)	8,149
17,590	Cisco Systems, Inc.(a)	372,029
1,720	Corning, Inc.	38,201
1,230	Crown Castle International Corp.(a)	51,869
1,285	EMS Technologies, Inc.(a)	23,554

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
2,070	Juniper Networks, Inc.(a)	$76,838
636	NICE Systems Ltd., ADR (Israel)(a)	20,810
3,680	QUALCOMM, Inc.	199,198
1,750	Rogers Communications, Inc. (Class B Stock) (Canada)	61,110
177	SBA Communications Corp. (Class A Stock)(a)	7,222
4,750	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	58,758

		1,118,126

Textiles, Apparel & Luxury Goods 0.5%
1,100	Jones Group, Inc. (The)	13,959
6,577	NIKE, Inc. (Class B Stock)	542,471
1,044	Phillips-Van Heusen Corp.	60,938
391	Steven Madden Ltd.(a)	14,925
1,125	Wolverine World Wide, Inc.	35,831

		668,124

Thrifts & Mortgage Finance
2,375	Washington Federal, Inc.	41,064

Tobacco Products 0.3%
4,200	Altria Group, Inc.	98,742
3,708	Philip Morris International, Inc.	212,246

		310,988

Trading Companies & Distributors 0.1%
1,150	WESCO International, Inc.(a)	64,457

Transportation 0.9%
151	Bristow Group, Inc.(a)	7,775
1,360	Kansas City Southern(a)	67,973
9,425	Union Pacific Corp.	891,887
2,000	United Parcel Service, Inc. (Class B Stock)	143,240

		1,110,875

Utilities 0.1%
2,546	PG&E Corp.	117,829

Wireless Telecommunication Services 0.2%
8,708	Vodafone Group PLC, ADR (United Kingdom)	246,959

	TOTAL COMMON STOCKS (cost $38,912,313)	52,522,468

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Moody’s Ratings†	Shares	Description	Value (Note 1)

EXCHANGE TRADED FUND 0.1%
	1,050	iShares Russell 2000 Value Index Fund (cost $64,407)	$74,550

PREFERRED STOCK 0.1%

	Commercial Banks
	2,650	Wells Fargo & Co., Series J, 8.00% (cost $50,782)	72,636

	Principal Amount (000)#

ASSET-BACKED SECURITIES 1.9%
Aaa	$305	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.61%(b), 06/25/34	249,121
NR	EUR367	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	498,447
C	90	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.32%(b), 10/25/37	23,950
AAA(c)	400	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.92%(b), 02/16/19	397,278
Aaa	1,228	SLM Student Loan Trust, Series 2008-9, Class A 1.803%(b), 04/25/23	1,268,291
Caa3	59	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.32%(b), 11/25/36	21,455
Aaa	16	Structured Asset Securities Corp., Series 2006-BC3, Class A2 0.31%(b), 10/25/36	16,208

		TOTAL ASSET-BACKED SECURITIES (cost $2,586,295)	2,474,750

BANK LOANS(b)(f) 0.8%
B2	1,235	TXU Corp., Term B3 3.761%, 10/10/14	1,018,740
B2	26	3.803%, 10/10/14	21,504

		TOTAL BANK LOANS (cost $1,209,190)	1,040,244

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS 25.1%

Airlines 0.2%
Ba2		$300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	$312,000

Automobile Manufacturers 0.2%
A3		200	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	205,981

Building & Construction 0.5%
Ba3		600	Urbi Desarrollos Urbanos Sab de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	685,500

Capital Markets 1.1%
A1	AUD	1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 5.45%(b), 04/12/16	1,405,693

Diversified Financial Services 3.6%
Baa1		200	AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland) 8.70%, 08/07/18	245,500
A3		1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,606,621
Ba2		200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	210,189
Ba2		500	7.00%, 10/01/13	540,538
Aa1	GBP	100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(b), 09/15/67	152,268
Ba3		700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	754,250
Aa3		1,100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,059,488

				4,568,854

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric Utilities 0.9%
Baa1	$1,000	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	$1,100,894

Financial—Bank & Trust 4.9%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	98,924
Baa1	1,600	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	1,643,609
Aa3	2,000	Deutsche Bank AG, Sr. Unsec’d. Notes, MTN (Germany) 4.875%, 05/20/13	2,139,424
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	107,086
Aa3	700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	701,239
Ba1	800	Jr. Sub. Notes, 144A 12.00%(b), 12/29/49	896,875
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	694,258

			6,281,415

Financial Services 2.8%
B3	800	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	904,000
NR	500	Lehman Brothers Holdings, Inc.,(e) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	124,375
A1	400	6.875%, 05/02/18	100,500
A2	1,000	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	1,108,389

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Baa2	$600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	$634,500
Aa3	400	UBS AG, (Switzerland) Sr. Unsec’d. Notes 4.875%, 08/04/20	402,576
Aa3	300	Sr. Unsec’d. Notes, MTN 1.384%(b), 02/23/12	302,583

			3,576,923

Food Products 0.5%
Baa2	700	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	704,257

Healthcare Providers & Services 0.4%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	566,342

Hotels & Motels 0.9%
Baa2	1,000	Marriott International, Inc., Sr. Unsec’d. Notes 6.375%, 06/15/17	1,118,404

Insurance 0.9%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	589,264
Baa1	600	Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	626,047

			1,215,311

IT Services 0.4%
A2	500	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	556,581

Medical Supplies & Equipment 0.4%
B2	500	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	538,125

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals & Mining 1.4%
Ba1	$600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	$637,500
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,110,230

			1,747,730

Oil, Gas & Consumable Fuels 1.9%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	405,290
A2	300	4.50%, 10/01/20	302,402
Baa1	700	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	857,500
Ba1	87	Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) 5.265%, 06/15/11	86,645
Ba1	700	Pride International, Inc., Sr. Unsec’d. Notes 7.875%, 08/15/40	792,750

			2,444,587

Telecommunications 1.7%
Baa3	900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	979,925
Baa3	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,150,000

			2,129,925

Tobacco Products 0.7%
Baa1	700	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	907,839

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Transportation 1.7%
Baa3		$2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	$2,187,320

			TOTAL CORPORATE BONDS (cost $30,900,346)	32,253,681

FOREIGN GOVERNMENT BONDS 2.9%
Aaa	AUD	1,500	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	1,459,819
Aaa	AUD	400	6.00%, 02/15/17	412,042
Aaa	CAD	200	Canadian Government, Notes (Canada) 1.50%, 03/01/12	200,134
Aaa		700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway) 2.375%, 01/19/16	698,249
Ba2	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	906,596

			TOTAL FOREIGN GOVERNMENT BONDS (cost $3,355,677)	3,676,840

MUNICIPAL BONDS 2.7%

California 0.8%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	392,512
Aa2		700	Los Angeles Unified School District, Series A-1, General Obligation Unlimited 4.50%, 07/01/25	640,724

				1,033,236

Illinois 1.1%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	191,984
Aa3		300	Series B, Revenue Bonds 6.899%, 12/01/40	287,976

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
A1	$1,000	State of Illinois, General Obligation Unlimited 2.766%, 01/01/12	$1,001,830

			1,481,790

Texas 0.8%
AAA(c)	300	Dallas County Hospital District, Series B, General Obligation Limited 6.171%, 08/15/34	301,488
Aaa	700	Texas State Transportation Commission, Series B Revenue Bonds 5.178%, 04/01/30	683,158

			984,646

		TOTAL MUNICIPAL BONDS (cost $3,521,343)	3,499,672

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.5%
Ca	316	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.45%(b), 05/25/46	194,332
CCC(c)	154	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 5.32%(b), 05/25/47	117,298
Caa1	163	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.834%(b), 05/25/35	146,852
Ca	338	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.471%(b), 07/20/46	169,002
Aaa	15	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	17,740
Aaa	468	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.73%(b), 07/25/44	470,334
Aaa	56	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	62,817
Aaa	215	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.797%(b), 09/25/35	206,568

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
C	$780	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A2 0.52%(b), 08/25/46	$185,428
Caa1	617	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.803%(b), 04/25/37	534,288
NR	114	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.816%(b), 01/15/30	131,657
Aaa	536	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.80%(b), 12/25/27	485,661
NR	554	Series 2003-R1, Class X, IO, 144A 13.249%(d), 12/25/27	23,024
Caa1	328	Series 2006-AR15, Class 2A 1.823%(b), 11/25/46	247,836
		Series 2007-OA2, Class 1A
Caa3	323	1.023%(b), 03/25/47	221,217

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,577,280)	3,214,054

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 10.8%
	8	Federal Home Loan Mortgage Corp. 2.658%(b), 08/01/23	8,324
	281	2.703%(b), 03/01/36	292,756
	143	5.50%, 01/01/38	153,504
	432	Federal National Mortgage Assoc. 3.022%(b), 06/01/35	454,350
	1,683	3.50%, 08/01/40-12/01/40	1,606,218
	4,937	4.00%, 05/01/24-09/01/40	4,974,557
	1,000	4.00%, TBA	1,029,531
	1,000	4.00%, TBA	991,094
	48	4.079%(b), 05/01/36	49,276
	2,616	4.50%, 03/01/24-06/01/39	2,723,986
	1,000	4.50%, TBA	1,047,969
	45	5.00%, 06/01/23	47,971
	221	5.50%, 12/01/36	237,233
	76	7.50%, 01/01/32	87,659
	5	Government National Mortgage Assoc. 2.625%(b), 09/20/22	5,299
	35	4.50%, 08/15/33-09/15/33	36,066

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
$43	Government National Mortgage Assoc. 8.50%, 02/20/30 - 06/15/30	$50,747

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $13,835,801)	13,796,540

U.S. TREASURY OBLIGATIONS 2.0%
200	U.S. Treasury Bonds 4.375%, 02/15/38 - 11/15/39	194,593
300	4.50%, 02/15/36	300,516
500	4.625%, 02/15/40(g)	505,469
400	7.125%, 02/15/23	533,188
100	7.50%, 11/15/24	138,453
36	8.125%, 05/15/21(g)	50,850
200	U.S. Treasury Notes 1.875%, 09/30/17	190,750
700	2.125%, 12/31/15	706,782

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,706,106)	2,620,601

	TOTAL LONG-TERM INVESTMENTS (cost $100,719,540)	115,246,036

SHORT-TERM INVESTMENTS 12.7%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 2.5%
3,249,504	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,249,504)(h)	3,249,504

Principal Amount (000)#
U.S. TREASURY OBLIGATION 2.9%
$ 3,700	U.S. Treasury Bills (cost $3,696,635) 0.298%, 07/28/11	3,697,055

REPURCHASE AGREEMENTS(i) 7.3%
7,300	Barclays Capital, Inc., 0.24%, dated 01/31/11, due 02/01/11 in the amount of $7,300,049	7,300,000

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Principal Amount (000)#	Description		Value (Note 1)

REPURCHASE AGREEMENTS (Continued)
$2,000	Credit Suisse Securities (USA) LLC, 0.23%, dated 01/31/11, due 02/01/11 in the amount of $2,000,013		$2,000,000

	TOTAL REPURCHASE AGREEMENTS (cost $9,300,000)		9,300,000

	TOTAL SHORT-TERM INVESTMENTS (cost $16,246,139)		16,246,559

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT 102.5% (cost $116,965,679; Note 5)		131,492,595

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a) (0.1)%

Call Options
7,000	90 Day Euro Dollar, expiring 09/19/11, Strike Price $99.38		(4,069)
1,600	Option on forward 2 year swap rate, expiring 11/14/11, Strike Price $—(j)	Morgan Stanley	(25,817)

			(29,886)

Put Options (0.1)%
1,100	5 Year CDX North America IG 15, expiring 06/15/11, Strike Price $1.20	Morgan Stanley	(2,694)
7,000	90 Day Euro Dollar, expiring 09/19/11, Strike Price $99.38		(2,231)
	Interest Rate Swap Options,
700	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(9,050)
1,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(12,781)
800	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(8,521)
500	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(5,325)

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS WRITTEN (Continued)

Put Options (cont’d.)
$1,200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	$(598)
1,400	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(16,013)
1,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(14,869)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(5,719)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	(5,719)

			(83,520)

	TOTAL OPTIONS WRITTEN (premiums received $90,831)		(113,406)

Principal Amount (000)#
SECURITY SOLD SHORT (0.8)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
1,000	Federal National Mortgage Assoc. (proceeds received $1,024,727) 4.50%, TBA		(1,022,344)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT 101.6% (cost $115,850,121; Note 5)		130,356,845
	Other liabilities in excess of other assets(k) (1.6)%		(2,048,960)

	NET ASSETS 100%		$128,307,885

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

FHLMC—Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(c)	Standard & Poor’s rating.
(d)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2011.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Repurchase agreement is collateralized by United States Treasuries.
(j)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(k)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate swap agreements and credit default swap agreements as follows:

Futures contracts open at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
18	90 Day Euro Dollar	Mar. 2011	$4,483,350	$4,484,475	$1,125
16	90 Day Euro Dollar	Dec. 2011	3,971,850	3,973,600	1,750
8	90 Day Euro Dollar	Mar. 2012	1,980,500	1,982,700	2,200
22	90 Day Euro Euribor	Jun. 2011	7,436,745	7,423,019	(13,726)
16	90 Day Euro Euribor	Sep. 2011	5,395,924	5,387,333	(8,591)

					$(17,242)

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 03/02/11	Barclays Capital Group	BRL	1,297	$770,160	$772,776	$2,616
Canadian Dollar,
Expiring 02/07/11	Deutsche Bank	CAD	249	248,000	248,648	648
Expiring 02/17/11	Deutsche Bank	CAD	69	68,508	68,885	377
Expiring 02/17/11	Royal Bank of Canada	CAD	248	249,006	247,587	(1,419)
Chinese Yuan,
Expiring 04/07/11	JPMorgan Chase	CNY	27	4,000	4,016	16
Expiring 04/28/11	Citigroup Global Markets	CNY	132	20,000	20,029	29
Expiring 04/28/11	JPMorgan Chase	CNY	159	24,000	24,038	38
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	718	108,000	108,866	866
Expiring 09/14/11	Citigroup Global Markets	CNY	239	36,000	36,324	324
Expiring 09/14/11	Royal Bank of Scotland	CNY	146	22,000	22,165	165
Expiring 09/14/11	UBS Securities	CNY	358	54,000	54,405	405
Expiring 11/04/11	Deutsche Bank	CNY	383	60,000	58,297	(1,703)
Expiring 11/15/11	Deutsche Bank	CNY	497	75,000	75,599	599
Expiring 02/13/12	Barclays Capital Group	CNY	2,524	392,328	385,561	(6,767)
Expiring 02/13/12	Barclays Capital Group	CNY	701	108,709	107,083	(1,626)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,072	322,420	316,513	(5,907)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,458	226,525	222,773	(3,752)
Expiring 02/13/12	Citigroup Global Markets	CNY	668	103,591	102,026	(1,565)
Expiring 02/13/12	Deutsche Bank	CNY	664	103,102	101,481	(1,621)
Expiring 02/13/12	Deutsche Bank	CNY	639	99,178	97,626	(1,552)
Expiring 02/13/12	JPMorgan Chase	CNY	810	126,000	123,788	(2,212)
Expiring 02/13/12	JPMorgan Chase	CNY	676	104,910	103,268	(1,642)
Expiring 02/13/12	UBS Securities	CNY	534	82,867	81,520	(1,347)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	11,668	256,000	252,446	(3,554)
Expiring 03/09/11	Deutsche Bank	INR	5,103	112,000	110,397	(1,603)
Expiring 05/09/11	Barclays Capital Group	INR	9,917	214,047	212,155	(1,892)
New Taiwanese Dollar
Expiring 04/06/11	Deutsche Bank	TWD	3,500	117,647	120,715	3,068
Expiring 04/06/11	Deutsche Bank	TWD	2,402	81,042	82,862	1,820
Expiring 04/06/11	JPMorgan Chase	TWD	7,808	270,000	269,312	(688)
Norwegian Krone,
Expiring 02/07/11	Citigroup Global Markets	NOK	581	97,385	100,566	3,181
Expiring 02/07/11	Royal Bank of Canada	NOK	788	133,328	136,396	3,068
Expiring 02/07/11	Royal Bank of Canada	NOK	250	42,299	43,273	974

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar,
Expiring 02/24/11	Barclays Capital Group	SGD	80	$61,000	$62,266	$1,266
Expiring 02/24/11	Hong Kong & Shanghai Bank	SGD	80	61,000	62,279	1,279
Expiring 02/24/11	JPMorgan Chase	SGD	80	61,000	62,251	1,251
Expiring 02/24/11	Morgan Stanley	SGD	81	62,000	63,251	1,251
Expiring 02/24/11	UBS Securities	SGD	80	61,000	62,240	1,240
Expiring 06/09/11	Deutsche Bank	SGD	300	229,952	234,539	4,587
Expiring 06/09/11	Deutsche Bank	SGD	169	129,689	131,919	2,230
Expiring 06/09/11	Goldman Sachs & Co.	SGD	399	311,855	312,327	472
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	182,800	160,000	161,976	1,976
Expiring 05/09/11	Barclays Capital Group	KRW	39,300	34,986	34,823	(163)
Expiring 05/09/11	Citigroup Global Markets	KRW	152,400	134,927	135,039	112
Expiring 05/09/11	Citigroup Global Markets	KRW	137,000	122,125	121,394	(731)
Expiring 05/09/11	Citigroup Global Markets	KRW	94,000	83,929	83,292	(637)
Expiring 05/09/11	Deutsche Bank	KRW	170,233	149,000	150,840	1,840
Expiring 05/09/11	Goldman Sachs & Co.	KRW	31,654	27,894	28,048	154
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	74,000	65,918	65,570	(348)
Expiring 05/09/11	JPMorgan Chase	KRW	485,265	418,982	429,985	11,003
Expiring 05/09/11	JPMorgan Chase	KRW	171,200	150,966	151,698	732
Expiring 05/09/11	Royal Bank of Scotland	KRW	149,000	131,701	132,027	326

				$7,189,976	$7,197,160	$7,184

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 04/29/11	Deutsche Bank	AUD	3,283	$3,209,510	$3,236,264	$(26,754)
Brazilian Real,
Expiring 03/02/11	Citigroup Global Markets	BRL	1,297	760,496	772,776	(12,280)
Expiring 04/04/11	Barclays Capital Group	BRL	1,297	764,441	766,866	(2,425)
British Pound,
Expiring 03/21/11	Royal Bank of Canada	GBP	418	653,441	669,320	(15,879)
Euro,
Expiring 04/19/11	UBS Securities	EUR	1,100	1,482,884	1,504,588	(21,704)
Indian Rupee,
Expiring 03/09/11	UBS Securities	INR	447	9,638	9,665	(27)

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Japanese Yen,
Expiring 04/14/11	Royal Bank of Canada		JPY 20,371	$244,623	$248,327	$(3,704)
Singapore Dollar,
Expiring 02/24/11	Goldman Sachs & Co.	SGD	399	311,792	312,287	(495)

				$7,436,825	$7,520,093	$(83,268)

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC(1)	12/15/17	AUD	400	5.50%	6 month Australian Bank Bill rate	$(8,334)	$(1,908)	$(6,426)
Deutsche Bank(1)	12/15/17	AUD	200	5.50	6 month Australian Bank Bill rate	(4,266)	(853)	(3,413)
Barclays Capital, Inc.(1)	01/02/14	BRL	2,100	11.99	Brazilian interbank lending rate	(2,585)	525	(3,110)
Goldman Sachs & Co.(1)	01/02/14	BRL	4,400	11.96	Brazilian interbank lending rate	(7,102)	(4,976)	(2,126)
Merrill Lynch & Co.(1)	01/02/14	BRL	2,900	11.86	Brazilian interbank lending rate	(19,473)	4,017	(23,490)
Morgan Stanley & Co.(1)	01/02/13	BRL	2,700	11.98	Brazilian interbank lending rate	4,851	17,823	(12,972)

						$(36,909)	$14,628	$(51,537)

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices—Sell Protection(1):
Bank of America Securities LLC	12/20/19	$1,200	1.00%	Dow Jones CDX IG3 10Y Index	$(2,839)	$(12,948)	$10,109

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices—Sell Protection(1) (cont’d.):
Morgan Stanley & Co.	12/20/15	$470	0.46%	Dow Jones CDX IG5 10Y Index	$(37,434)	$—	$(37,434)
Morgan Stanley & Co.	12/20/15	1,500	0.46	Dow Jones CDX IG5 10Y Index	(119,113)	—	(119,113)

					$(159,386)	$(12,948)	$(146,438)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2):
UBS AG	06/20/17	$500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	$5,957	$—	$5,957
Bank of America Securities LLC	03/20/18	2,000	1.83	Con-way, Inc., 7.25%, due 01/15/18	61,587	—	61,587
Merrill Lynch & Co.	12/20/11	272	0.00	Dow Jones CDX HY7 Index	32,535	17,819	14,716
Deutsche Bank	06/20/18	1,646	1.50	Dow Jones CDX IG10 10Y Index	(27,995)	(19,934)	(8,061)
Goldman Sachs & Co.	06/20/18	4,453	1.50	Dow Jones CDX IG10 10Y Index	(75,753)	(107,491)	31,738
Morgan Stanley & Co.	06/20/18	4,356	1.50	Dow Jones CDX IG10 10Y Index	(74,106)	(86,551)	12,445
Deutsche Bank	06/20/13	1,258	1.55	Dow Jones CDX IG10 5Y Index	(25,918)	(2,561)	(23,357)
Goldman Sachs	06/20/13	4,937	1.55	Dow Jones CDX IG10 5Y Index	(101,676)	33,338	(135,014)
Credit Suisse International	06/20/15	700	1.00	Dow Jones CDX IG14 5Y Index	(7,469)	(6,577)	(892)
Morgan Stanley & Co.	06/20/15	1,400	1.00	Dow Jones CDX IG14 5Y Index	(14,937)	(13,290)	(1,647)

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2) (cont’d.):
Morgan Stanley & Co.	12/20/12	$700	0.14%	Dow Jones CDX IG5 Index	$3,886	$—	$3,886
Morgan Stanley & Co.	12/20/12	2,100	0.14	Dow Jones CDX IG5 Index	11,659	—	11,659
Barclays Bank PLC	12/20/17	1,065	0.80	Dow Jones CDX IG9 10Y Index	29,813	9,302	20,511
Goldman Sachs	12/20/17	1,646	0.80	Dow Jones CDX IG9 10Y Index	46,075	19,817	26,258
Merrill Lynch & Co.	12/20/17	194	0.80	Dow Jones CDX IG9 10Y Index	5,421	1,385	4,036
Morgan Stanley & Co.	12/20/17	1,549	0.80	Dow Jones CDX IG9 10Y Index	43,364	26,535	16,829
Barclays Bank PLC	06/20/13	200	1.00	Embarq Corp., 7.08%, due 06/01/16	(3,130)	(2,294)	(836)
Deutsche Bank	03/20/14	400	1.25	Embarq Corp., 7.08%, due 06/01/16	(9,754)	—	(9,754)
Deutsche Bank	03/20/14	200	1.27	Embarq Corp., 7.08%, due 06/01/16	(5,005)	—	(5,005)
Deutsche Bank	03/20/14	100	1.43	Embarq Corp., 7.08%, due 06/01/16	(3,002)	—	(3,002)
Bank of America Securities LLC	06/20/17	1,000	1.73	Marriott International, 6.375%, due 06/15/17	(47,307)	—	(47,307)
Deutsche Bank	06/20/18	1,000	0.84	Spectra Energy Capital, 6.20%, due 04/15/18	(2,041)	—	(2,041)
Citigroup, Inc.	02/09/46	600	2.20	Vertical CDO, Ltd., 7.01%, due 02/09/46	562,333	—	562,333

					$404,537	$(130,502)	$535,039

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

42	Visit our website at www.prudential.com

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$52,522,468	$—	$—
Exchange Traded Fund	74,550	—	—
Preferred Stock	72,636	—	—
Asset-Backed Securities	—	2,077,472	397,278
Bank Loans	—	1,040,244	—
Corporate Bonds	—	32,253,681	—
Foreign Government Bonds	—	3,676,840	—
Municipal Bonds	—	3,499,672	—
Residential Mortgage-Backed Securities	—	3,191,030	23,024
U.S. Government Mortgage-Backed Obligations	—	13,796,540	—
U.S. Treasury Obligations	—	6,317,656	—
Affiliated Money Market Mutual Fund	3,249,504	—	—
Repurchase Agreements	—	9,300,000	—
Options Written	(6,300)	(81,289)	(25,817)
Security Sold Short—U.S. Government Mortgage-Backed Obligation	—	(1,022,344)	—
Other Financial Instruments*
Futures	(17,242)	—	—
Forward foreign currency exchange contracts	—	(76,084)	—
Interest rate swap agreements	—	(51,537)	—
Credit default swap agreements	—	388,601	—

Total	$55,895,616	$74,310,482	$394,485

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	10.8%
Repurchase Agreements	7.3
Diversified Financial Services	5.5
Oil, Gas & Consumable Fuels	5.4
Financial—Bank & Trust	5.0
U.S. Treasury Obligations	4.9
Financial Services	3.5
Metals & Mining	2.9
Foreign Government Bonds	2.9
Municipal Bonds	2.7

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Transportation	2.6%
Telecommunications	2.6
Affiliated Money Market Mutual Fund	2.5
Residential Mortgage-Backed Securities	2.5
Insurance	2.3
Pharmaceuticals	2.1
Retail & Merchandising	2.0
Asset-Backed Securities	1.9
Capital Markets	1.8
Commercial Banks	1.8
Chemicals	1.7
Computer Services & Software	1.6
Electric Utilities	1.5
Computer Hardware	1.3
Aerospace & Defense	1.2
Internet Software & Services	1.2
Manufacturing	1.1
Hotels & Motels	1.1
IT Services	1.0
Tobacco Products	1.0
Media	0.8
Internet & Catalog Retail	0.8
Software	0.8
Bank Loans	0.8
Food & Staples Retailing	0.7
Food Products	0.6
Semiconductors	0.6
Hotels, Restaurants & Leisure	0.6
Computers & Peripherals	0.6
Building & Construction	0.5
Farming & Agriculture	0.5
Textiles, Apparel & Luxury Goods	0.5
Real Estate Investment Trusts	0.5
Healthcare Providers & Services	0.5
Diversified Telecommunication Services	0.5
Machinery	0.5
Medical Supplies & Equipment	0.4
Energy Equipment & Services	0.4
Automobile Manufacturers	0.4
Multi-Utilities	0.3
Healthcare Products	0.3
Entertainment & Leisure	0.3
Beverages	0.3
Air Freight & Logistics	0.3
Airlines	0.2
Life Sciences Tools & Services	0.2
Foods	0.2
Commercial Services	0.2
Consumer Products & Services	0.2

See Notes to Financial Statements.

44	Visit our website at www.prudential.com

Electronic Components	0.2%
Specialty Retail	0.2
Wireless Telecommunication Services	0.2
Biotechnology	0.2
Industrial Conglomerates	0.2
Healthcare Equipment & Supplies	0.2
Healthcare Services	0.1
Business Services	0.1
Internet Services	0.1
Household Products	0.1
Auto Parts & Equipment	0.1
Engineering/Construction	0.1
Auto Components	0.1
Multi-Line Retail	0.1
Consumer Finance	0.1
Electronic Equipment & Instruments	0.1
Environmental Control	0.1
Utilities	0.1
Semiconductors & Semiconductor Equipment	0.1
Containers & Packaging	0.1
Office Electronics	0.1
Miscellaneous Manufacturers	0.1
Exchange Traded Funds	0.1
Automobiles	0.1
Trading Companies & Distributors	0.1
Professional Services	0.1
Hand/Machine Tools	0.1

102.5
Options Written and Security Sold Short	(0.9)
Other liabilities in excess of other assets	(1.6)

100.0%

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Payable to broker—variation margin	$5,075	*	Payable to broker—variation margin	$22,317	*
Interest rate contracts	Premiums paid for swap agreements	22,365		Premiums received for swap agreements	7,737
Interest rate contracts	—	—		Unrealized depreciation on swap agreements	51,537
Interest rate contracts	—	—		Outstanding options written, at value	110,712
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	47,913		Unrealized depreciation on foreign currency exchange contracts	123,997
Credit contracts	Unrealized appreciation on swap agreements	782,064		Unrealized depreciation on swap agreements	393,463
Credit contracts	Premiums paid for swap agreements	108,196		Premiums received for swap agreements	251,646
Credit contracts	—	—		Outstanding options written, at value	2,694

Total		$965,613			$964,103

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

46	Visit our website at www.prudential.com

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$88,650	$83,417	$(216,053)	$—	$(43,986)
Foreign exchange contracts	—	—	—	(569,222)	(569,222)
Credit contracts	—	16,061	(181,414)	—	(165,353)

Total	$88,650	$99,478	$(397,467)	$(569,222)	$(778,561)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(36,981)	$51,176	$(82,515)	$—	$(68,320)
Foreign exchange contracts	—	—	—	139,262	139,262
Credit contracts	—	606	(272,397)	—	(271,791)

Total	$(36,981)	$51,782	$(354,912)	$139,262	$(200,849)

For the six months ended January 31, 2011, the Fund’s average volume of derivative activities are as follows:

Written Options(1)	Futures Contracts - Long Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements - Buy Protection(5)	Credit Default Swap Agreements - Sell Protection(5)
$ 98,614	$13,261,840	$6,876,732	$7,830,009	$8,835,123	$30,941,958	$3,436,667

(1)	Premium Received.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	47

Statement of Assets and Liabilities

as of January 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $113,716,175)	$128,243,091
Affiliated investments (cost $3,249,504)	3,249,504
Foreign currency, at value (cost $167,509)	169,723
Receivable for investments sold	9,511,204
Unrealized appreciation on swap agreements	782,064
Dividends and interest receivable	658,602
Receivable for Fund shares sold	154,074
Premiums paid for swap agreements	130,561
Unrealized appreciation on foreign currency exchange contracts	47,913
Tax reclaim receivable	1,458
Prepaid expenses	1,639

Total assets	142,949,833

Liabilities
Payable for investments purchased	11,238,566
Securities sold short, at value (proceeds received $1,024,727)	1,022,344
Payable to broker	790,000
Unrealized depreciation on swap agreements	445,000
Premiums received for swap agreements	259,383
Payable for Fund shares reacquired	244,853
Accrued expenses and other liabilities	204,881
Unrealized depreciation on foreign currency exchange contracts	123,997
Outstanding options written, at value (premiums received $90,831)	113,406
Management fee payable	82,149
Distribution fee payable	52,545
Payable to custodian	44,195
Affiliated transfer agent fee payable	14,871
Deferred trustees’ fees	4,758
Payable to broker-variation margin	1,000

Total liabilities	14,641,948

Net Assets	$128,307,885

Net assets were comprised of:
Shares of beneficial interest, at par	$12,831
Paid-in capital, in excess of par	128,269,458

128,282,289
Undistributed net investment income	943,110
Accumulated net realized loss on investment and foreign currency transactions	(15,670,694)
Net unrealized appreciation on investments and foreign currencies	14,753,180

Net assets, January 31, 2011	$128,307,885

See Notes to Financial Statements.

48	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share, ($83,833,820 ÷ 8,357,320 shares of common stock issued and outstanding)	$10.03
Maximum sales charge (5.5% of offering price)	.58

Maximum offering price to public	$10.61

Class B:
Net asset value, offering price and redemption price per share, ($19,277,645 ÷ 1,941,681 shares of common stock issued and outstanding)	$9.93

Class C:
Net asset value, offering price and redemption price per share, ($20,402,968 ÷ 2,055,379 shares of common stock issued and outstanding)	$9.93

Class M:
Net asset value, offering price and redemption price per share, ($94,977 ÷ 9,567 shares of common stock issued and outstanding)	$9.93

Class R:
Net asset value, offering price and redemption price per share, ($809,754 ÷ 80,788 shares of common stock issued and outstanding)	$10.02

Class X:
Net asset value, offering price and redemption price per share, ($236,212 ÷ 23,791 shares of common stock issued and outstanding)	$9.93

Class Z:
Net asset value, offering price and redemption price per share, ($3,652,509 ÷ 362,615 shares of common stock issued and outstanding)	$10.07

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	49

Statement of Operations

Six Months Ended January 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$1,476,227
Unaffiliated dividend income (net of foreign withholding taxes $1,170)	468,672
Affiliated dividend income	4,903

1,949,802

Expenses
Management fee	479,878
Distribution fee—Class A	101,086
Distribution fee—Class B	107,557
Distribution fee—Class C	103,358
Distribution fee—Class M	583
Distribution fee—Class R	2,013
Distribution fee—Class X	2,870
Custodian’s fees and expenses	128,000
Transfer agent’s fees and expenses (including affiliated expense of $34,000)	89,000
Registration fees	35,000
Audit fee	34,000
Reports to shareholders	30,000
Legal fee	13,000
Trustees’ fees	7,000
Insurance expense	1,000
Miscellaneous	10,437

Total expenses	1,144,782

Net Investment Income	805,020

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	3,057,770
Options written transactions	99,478
Foreign currency transactions	(569,419)
Futures transactions	88,650
Swap agreement transactions	(397,467)
Short sale transactions	36,988

2,316,000

Net change in unrealized appreciation (depreciation) on:
Investments	5,738,280
Options written	51,782
Foreign currencies	152,691
Futures	(36,981)
Swaps	(354,912)
Short Sales	2,993

5,553,853

Net gain on investments	7,869,853

Net Increase In Net Assets Resulting From Operations	$8,674,873

See Notes to Financial Statements.

50	Visit our website at www.prudential.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2011	Year Ended July 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$805,020	$2,151,110
Net realized gain on investment and foreign currency transactions	2,316,000	7,589,921
Net change in unrealized appreciation on investments and foreign currencies	5,553,853	4,961,572

Net increase in net assets resulting from operations	8,674,873	14,702,603

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,475,714)	(207,106)
Class B	(236,821)	(55,007)
Class C	(245,325)	(39,956)
Class M	(1,302)	(828)
Class R	(12,420)	(1,964)
Class X	(5,173)	(1,787)
Class Z	(67,702)	(10,604)

	(2,044,457)	(317,252)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	9,672,372	16,410,476
Net asset value of shares issued in reinvestment of dividends and distributions	1,985,733	307,143
Cost of shares reacquired	(13,420,567)	(30,874,243)

Net decrease in net assets resulting from Fund share transactions	(1,762,462)	(14,156,624)

Total increase	4,867,954	228,727

Net Assets
Beginning of period	123,439,931	123,211,204

End of period(a)	$128,307,885	$123,439,931

(a) Includes undistributed net income of:	$943,110	$2,182,547

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund (the “Fund”) and Target Growth Allocation Fund. These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2011.

Fund Segment	Subadvisors

Large-cap value stocks	Hotchkis and Wiley Capital Management Eaton Vance Management NFJ Investment Group L.P.

Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company

Core fixed income bonds	Pacific Investment Management Company LLC

Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small-cap growth stocks	Eagle Asset Management, Inc.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of

52	Visit our website at www.prudential.com

an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

54	Visit our website at www.prudential.com

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in unrealized appreciation or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. In the case of over-the-counter options, such premiums may be payable at a future date subject to implied volatility parameters at specified terms. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain

56	Visit our website at www.prudential.com

percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

With exchange-traded futures and option contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the

58	Visit our website at www.prudential.com

respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

60	Visit our website at www.prudential.com

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75 % of average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended January 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the plans were 0.25%, 1%, 1%, 1%, 0.50% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2011.

PIMS has advised the Fund that it has received $38,649 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2011. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2011, it has received $13,094, $259 and $30, in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C and Class M shareholders, respectively.

Target Asset Allocation Funds/Target Conservative Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2011, aggregated $149,363,046 and $138,718,731, respectively.

Transactions in options written during the six months ended January 31, 2011, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2010	48,000	$96,491
Written options	34,700	133,388
Expired options	(48,100)	(99,478)
Closed options	(9,800)	(39,570)

Options outstanding at January 31, 2011	24,800	$90,831

62	Visit our website at www.prudential.com

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation on Investments
$120,788,403	$12,768,615	$(2,064,423)	$10,704,192

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and straddles.

As of July 31, 2010, the capital loss carryforward for tax purposes was approximately $14,209,000 of which $3,716,000 expires in 2017 and $10,493,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%.

Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject

Target Asset Allocation Funds/Target Conservative Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2011, Prudential owned 246 shares of Class R shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2011:
Shares sold	739,334	$7,281,086
Shares issued in reinvestment of dividends and distributions	146,654	1,440,143
Shares reacquired	(871,217)	(8,604,665)

Net increase (decrease) in shares outstanding before conversion	14,771	116,564
Shares issued, upon conversion from Class B, Class M, and Class X	445,956	4,386,985

Net increase (decrease) in shares outstanding	460,727	$4,503,549

Year ended July 31, 2010:
Shares sold	1,441,775	$13,350,819
Shares issued in reinvestment of dividends and distributions	22,489	202,178
Shares reacquired	(1,748,409)	(16,153,001)

Net increase (decrease) in shares outstanding before conversion	(284,145)	(2,600,004)
Shares issued, upon conversion from Class B, Class M, and Class X	694,166	6,375,105

Net increase (decrease) in shares outstanding	410,021	$3,775,101

64	Visit our website at www.prudential.com

Class B	Shares	Amount
Six months ended January 31, 2011:
Shares sold	50,900	$495,064
Shares issued in reinvestment of dividends and distributions	23,533	228,979
Shares reacquired	(219,143)	(2,136,586)

Net increase (decrease) in shares outstanding before conversion	(144,710)	(1,412,543)
Shares reaquired upon conversion into Class A	(380,085)	(3,683,219)

Net increase (decrease) in shares outstanding	(524,795)	$(5,095,762)

Year ended July 31, 2010:
Shares sold	114,212	$1,043,806
Shares issued in reinvestment of dividends and distributions	5,958	53,207
Shares reacquired	(870,033)	(7,949,057)

Net increase (decrease) in shares outstanding before conversion	(749,863)	(6,852,044)
Shares reaquired upon conversion into Class A	(651,996)	(5,931,165)

Net increase (decrease) in shares outstanding	(1,401,859)	$(12,783,209)

Class C
Six months ended January 31, 2011:
Shares sold	81,458	$793,793
Shares issued in reinvestment of dividends and distributions	23,842	231,983
Shares reacquired	(228,423)	(2,231,312)

Net increase (decrease) in shares outstanding	(123,123)	$(1,205,536)

Year ended July 31, 2010:
Shares sold	151,455	$1,371,921
Shares issued in reinvestment of dividends and distributions	4,171	37,245
Shares reacquired	(560,891)	(5,132,891)

Net increase (decrease) in shares outstanding	(405,265)	$(3,723,725)

Class M
Six months ended January 31, 2011:
Shares sold	1,157	$11,297
Shares issued in reinvestment of dividends and distributions	133	1,302
Shares reacquired	(1,432)	(13,736)

Net increase (decrease) in shares outstanding before conversion	(142)	(1,137)
Shares reaquired upon conversion into Class A	(8,179)	(78,486)

Net increase (decrease) in shares outstanding	(8,321)	$(79,623)

Year ended July 31, 2010:
Shares sold	2,923	$26,032
Shares issued in reinvestment of dividends and distributions	83	743
Shares reacquired	(20,408)	(184,048)

Net increase (decrease) in shares outstanding before conversion	(17,402)	(157,273)
Shares reaquired upon conversion into Class A	(21,555)	(197,717)

Net increase (decrease) in shares outstanding	(38,957)	$(354,990)

Target Asset Allocation Funds/Target Conservative Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended January 31, 2011:
Shares sold	13,758	$132,792
Shares issued in reinvestment of dividends and distributions	1,265	12,420
Shares reacquired	(6,504)	(65,043)

Net increase (decrease) in shares outstanding	8,519	$80,169

Year ended July 31, 2010:
Shares sold	8,218	$75,051
Shares issued in reinvestment of dividends and distributions	219	1,964
Shares reacquired	(21,130)	(191,904)

Net increase (decrease) in shares outstanding	(12,693)	$(114,889)

Class X
Six months ended January 31, 2011:
Shares sold	16,286	$158,551
Shares issued in reinvestment of dividends and distributions	532	5,173
Shares reacquired	(10,924)	(105,054)

Net increase (decrease) in shares outstanding before conversion	5,894	58,670
Shares reaquired upon conversion into Class A	(63,804)	(625,279)

Net increase (decrease) in shares outstanding	(57,910)	$(566,609)

Year ended July 31, 2010:
Shares sold	23,721	$216,877
Shares issued in reinvestment of dividends and distributions	199	1,780
Shares reacquired	(31,416)	(286,957)

Net increase (decrease) in shares outstanding before conversion	(7,496)	(68,300)
Shares reaquired upon conversion into Class A	(26,736)	(246,223)

Net increase (decrease) in shares outstanding	(34,232)	$(314,523)

Class Z
Six months ended January 31, 2011:
Shares sold	81,846	$799,789
Shares issued in reinvestment of dividends and distributions	6,667	65,733
Shares reacquired	(26,472)	(264,171)

Net increase (decrease) in shares outstanding	62,041	$601,351

Year ended July 31, 2010:
Shares sold	34,597	$325,970
Shares issued in reinvestment of dividends and distributions	1,113	10,026
Shares reacquired	(106,335)	(976,385)

Net increase (decrease) in shares outstanding	(70,625)	$(640,389)

66	Visit our website at www.prudential.com

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2011.

Target Asset Allocation Funds/Target Conservative Allocation Fund	67

Financial Highlights

(Unaudited)

CLASS A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(c)		2010(c)	2009(c)	2008(c)	2007	2006(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.53		$8.48	$9.84	$10.66	$10.33	$11.36
Income (loss) from investment operations:
Net investment income	.07		.18	.23	.27	.25	.28
Net realized and unrealized gain (loss) on investments	.61		.90	(.92)	(.32)	.56	(.05)
Total from investment operations	.68		1.08	(.69)	(.05)	.81	.23
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.03)	(.37)	(.27)	(.27)	(.30)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.18)		(.03)	(.67)	(.77)	(.48)	(1.26)
Net asset value, end of period	$10.03		$9.53	$8.48	$9.84	$10.66	$10.33
Total Return(a)	7.15%		12.72%	(6.36)%	(0.75)%	7.93%	2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,834		$75,228	$63,491	$68,408	$60,657	$58,130
Average net assets (000)	$80,210		$70,865	$59,479	$65,817	$61,106	$51,963
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.54%	(f)	1.52%	1.64% (e)	1.43%	1.35%	1.41%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(f)	1.27%	1.39% (e)	1.18%	1.10%	1.16%
Net investment income	1.50%	(f)	2.00%	2.76%	2.59%	2.34%	2.57%
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	134%	(g)	200%	356%	353%	395%	481%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .06%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

68	Visit our website at www.prudential.com

CLASS B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.41		$8.43	$9.82	$10.64	$10.31	$11.34
Income (loss) from investment operations:
Net investment income	.04		.11	.17	.19	.17	.18
Net realized and unrealized gain (loss) on investments	.60		.89	(.92)	(.32)	.56	(.03)
Total from investment operations	.64		1.00	(.75)	(.13)	.73	.15
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	(.34)	(.19)	(.19)	(.22)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.12)		(.02)	(.64)	(.69)	(.40)	(1.18)
Net asset value, end of period	$9.93		$9.41	$8.43	$9.82	$10.64	$10.31
Total Return(a)	6.83%		11.82%	(7.05)%	(1.49)%	7.12%	1.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,278		$23,212	$32,609	$56,853	$78,305	$94,011
Average net assets (000)	$21,336		$28,746	$39,077	$70,345	$87,224	$106,189
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.27%	2.39% (d)	2.18%	2.10%	2.16%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.27%	1.39% (d)	1.18%	1.10%	1.16%
Net investment income	.75%	(e)	1.26%	2.08%	1.82%	1.60%	1.68%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	69

Financial Highlights

(Unaudited) continued

CLASS C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.41		$8.43	$9.82	$10.64	$10.31	$11.34
Income (loss) from investment operations:
Net investment income	.04		.11	.17	.19	.17	.20
Net realized and unrealized gain (loss) on investments	.60		.89	(.92)	(.32)	.56	(.05)
Total from investment operations	.64		1.00	(.75)	(.13)	.73	.15
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	(.34)	(.19)	(.19)	(.22)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.12)		(.02)	(.64)	(.69)	(.40)	(1.18)
Net asset value, end of period	$9.93		$9.41	$8.43	$9.82	$10.64	$10.31
Total Return(a)	6.83%		11.82%	(7.05)%	(1.49)%	7.12%	1.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,403		$20,499	$21,777	$29,417	$32,800	$35,591
Average net assets (000)	$20,503		$21,746	$23,090	$32,068	$34,907	$39,175
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.27%	2.39% (d)	2.18%	2.10%	2.16%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.27%	1.39% (d)	1.18%	1.10%	1.16%
Net investment income	.75%	(e)	1.26%	2.04%	1.83%	1.60%	1.83%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

70	Visit our website at www.prudential.com

CLASS M Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.41		$8.43	$9.82	$10.64	$10.31	$11.34
Income (loss) from investment operations:
Net investment income	.04		.12	.17	.19	.17	.19
Net realized and unrealized gain (loss) on investments	.60		.88	(.92)	(.32)	.56	(.04)
Total from investment operations	.64		1.00	(.75)	(.13)	.73	.15
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	(.34)	(.19)	(.19)	(.22)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.12)		(.02)	(.64)	(.69)	(.40)	(1.18)
Net asset value, end of period	$9.93		$9.41	$8.43	$9.82	$10.64	$10.31
Total Return(a)	6.83%		11.82%	(7.06)%	(1.49)%	7.12%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95		$168	$479	$1,047	$2,936	$3,439
Average net assets (000)	$116		$339	$654	$2,357	$3,219	$2,579
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.27%	2.39% (d)	2.18%	2.10%	2.16%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.27%	1.39% (d)	1.18%	1.10%	1.16%
Net investment income	.75%	(e)	1.28%	2.09%	1.81%	1.60%	1.84%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	71

Financial Highlights

(Unaudited) continued

CLASS R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(c)		2010(c)	2009(c)	2008(c)	2007	2006(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.51		$8.48	$9.85	$10.67	$10.34	$11.37
Income (loss) from investment operations:
Net investment income	.06		.16	.24	.24	.23	.25
Net realized and unrealized gain (loss) on investments	.61		.89	(.95)	(.31)	.55	(.05)
Total from investment operations	.67		1.05	(.71)	(.07)	.78	.20
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.02)	(.36)	(.25)	(.24)	(.27)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.16)		(.02)	(.66)	(.75)	(.45)	(1.23)
Net asset value, end of period	$10.02		$9.51	$8.48	$9.85	$10.67	$10.34
Total Return(a)	7.06%		12.44%	(6.59)%	(0.99)%	7.64%	1.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$810		$687	$721	$4,015	$8,751	$7,419
Average net assets (000)	$799		$686	$1,255	$4,787	$8,273	$4,498
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.79%	(f)	1.77%	1.89% (e)	1.68%	1.60%	1.66%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(f)	1.27%	1.39% (e)	1.18%	1.10%	1.16%
Net investment income	1.25%	(f)	1.76%	2.70%	2.33%	2.09%	2.31%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily assets of the Class R shares.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .06%.

(f) Annualized.

See Notes to Financial Statements.

72	Visit our website at www.prudential.com

CLASS X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.41		$8.43	$9.82	$10.63	$10.31	$11.33
Income (loss) from investment operations:
Net investment income	.04		.12	.18	.21	.17	.19
Net realized and unrealized gain (loss) on investments	.60		.88	(.93)	(.31)	.55	(.03)
Total from investment operations	.64		1.00	(.75)	(.10)	.72	.16
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.02)	(.34)	(.21)	(.19)	(.22)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.12)		(.02)	(.64)	(.71)	(.40)	(1.18)
Net asset value, end of period	$9.93		$9.41	$8.43	$9.82	$10.63	$10.31
Total Return(a)	6.83%		11.82%	(7.05)%	(1.22)%	7.13%	1.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$236		$769	$977	$2,120	$2,601	$2,607
Average net assets (000)	$569		$863	$1,342	$2,441	$2,463	$1,892
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.29%	(e)	2.27%	2.37% (d)	1.99%	2.10%	2.16%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.27%	1.39% (d)	1.18%	1.10%	1.16%
Net investment income	.73%	(e)	1.26%	2.13%	2.02%	1.60%	1.86%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Calculated based upon the average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Includes interest expense of .06%.
(e)	Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

CLASS Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.57		$8.50	$9.85	$10.67	$10.34	$11.37
Income (loss) from investment operations:
Net investment income	.09		.21	.26	.30	.28	.30
Net realized and unrealized gain (loss) on investments	.61		.89	(.93)	(.32)	.56	(.04)
Total from investment operations	.70		1.10	(.67)	(.02)	.84	.26
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.03)	(.38)	(.30)	(.30)	(.33)
Tax return of capital	-		-	(.05)	-	-	-
Distributions from net realized gains on investments	-		-	(.25)	(.50)	(.21)	(.96)
Total dividends and distributions	(.20)		(.03)	(.68)	(.80)	(.51)	(1.29)
Net asset value, end of period	$10.07		$9.57	$8.50	$9.85	$10.67	$10.34
Total Return(a)	7.33%		12.97%	(6.14)%	(0.50)%	8.20%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,653		$2,877	$3,156	$5,610	$5,397	$4,471
Average net assets (000)	$3,392		$3,031	$3,809	$5,771	$4,521	$4,587
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.29%	(e)	1.27%	1.39% (d)	1.18%	1.10%	1.16%
Expenses, excluding distribution and service (12b-1) fees	1.29%	(e)	1.27%	1.39% (d)	1.18%	1.10%	1.16%
Net investment income	1.75%	(e)	2.26%	3.10%	2.85%	2.59%	2.83%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, Fl 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	301 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Conservative Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	N/A	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A609	87612A401	87612A708	87612A500

MFSP504E2    0197493-00001-00

SEMIANNUAL REPORT	JANUARY 31, 2011

Target

Moderate Allocation Fund

Objective Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudential.com/edelivery/mutualfunds

March 15, 2011

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Moderate Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Moderate Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.45%; Class B, 2.15%; Class C, 2.15%; Class M, 2.15%; Class R, 1.90%; Class X, 2.15%; Class Z, 1.15%. Net operating expenses apply to: Class A, 1.40%; Class B, 2.15%; Class C, 2.15%; Class M, 2.15%; Class R, 1.65%; Class X, 1.40%; Class Z, 1.15%, after contractual reduction through 11/30/2012 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	11.06%	15.14%	13.47%	41.46%	—
Class B	10.64	14.24	9.27	31.39	—
Class C	10.64	14.24	9.27	31.39	—
Class M	10.67	14.16	9.28	N/A	27.73% (10/04/04)
Class R	10.92	14.88	12.07	N/A	31.91 (10/04/04)
Class X	11.06	15.14	10.15	N/A	29.04 (10/04/04)
Class Z	11.20	15.40	14.88	44.97	—
Customized Blend	11.91	16.51	21.71	47.01	—
S&P 500 Index	17.93	22.20	11.71	13.78	—
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	13.15	17.35	16.17	37.24	—

Average Annual Total Returns (With Sales Charges) as of 12/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		5.52%	1.80%	3.12%	—
Class B		5.88	2.01	2.93	—
Class C		9.89	2.16	2.92	—
Class M		4.80	1.85	N/A	3.69% (10/04/04)
Class R		11.40	2.68	N/A	4.34 (10/04/04)
Class X		5.66	1.82	N/A	3.72 (10/04/04)
Class Z		12.02	3.21	3.95	—
Customized Blend		12.61	4.22	4.02	—
S&P 500 Index		15.08	2.29	1.42	—
Lipper Mixed-Asset Target Allocation Growth Funds Avg.		12.78	3.32	3.13	—

2	Visit our website at www.prudential.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and to 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year, and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (13%), and the Barclays Capital U.S. Aggregate Bond Index (35%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends version does not reflect the impact of the maximum withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/11 is 42.09% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/10 is 5.53% for Classes M, R, and X.

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/11 is 31.39% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/10 is 4.07% for Classes M, R, and X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Equity Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/11 is 36.12% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/10 is 4.77% for Classes M, R, and X.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Customized Blend, the S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

4	Visit our website at www.prudential.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2011, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2010, at the beginning of the period, and held through the six-month period ended January 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

6	Visit our website at www.prudential.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,110.60	1.40%	$7.45
	Hypothetical	$1,000.00	$1,018.15	1.40%	$7.12

Class B	Actual	$1,000.00	$1,106.40	2.15%	$11.41
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class C	Actual	$1,000.00	$1,106.40	2.15%	$11.41
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class M	Actual	$1,000.00	$1,106.70	2.15%	$11.42
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class R	Actual	$1,000.00	$1,109.20	1.65%	$8.77
	Hypothetical	$1,000.00	$1,016.89	1.65%	$8.39

Class X	Actual	$1,000.00	$1,110.60	1.40%	$7.45
	Hypothetical	$1,000.00	$1,018.15	1.40%	$7.12

Class Z	Actual	$1,000.00	$1,112.00	1.15%	$6.12
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Portfolio of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.9%
COMMON STOCKS 66.0%

Advertising 0.1%
3,600	Publicis Groupe SA (France)	$185,279

Aerospace & Defense 2.2%
1,600	AAR Corp.*	42,864
43,500	BAE Systems PLC (United Kingdom)	238,306
5,487	Boeing Co. (The)	381,237
1,900	Elbit Systems Ltd. (Israel)	96,287
11,000	Embraer SA, ADR (Brazil)	363,000
5,400	Finmeccanica SpA (Italy)	72,936
21,822	General Dynamics Corp.	1,645,379
5,280	Goodrich Corp.	478,474
4,175	Hexcel Corp.*	79,408
9,260	Honeywell International, Inc.	518,652
9,800	Lockheed Martin Corp.	780,080
1,175	Moog, Inc. (Class A Stock)*	50,102
12,700	Northrop Grumman Corp.	880,110
800	Teledyne Technologies, Inc.*	37,848
726	Triumph Group, Inc.	69,718
12,053	United Technologies Corp.	979,909

		6,714,310

Air Freight & Couriers 0.1%
6,000	United Parcel Service, Inc. (Class B Stock)	429,720

Air Freight & Logistics 0.3%
1,031	Atlas Air Worldwide Holdings, Inc.*	52,385
11,150	FedEx Corp.	1,007,068

		1,059,453

Airlines
75,500	Air New Zealand Ltd. (New Zealand)	81,710
10,030	JetBlue Airways Corp.*	60,180

		141,890

Apparel & Textile
1,500	Wolverine World Wide, Inc.	47,775

Auto Components 0.2%
11,610	Johnson Controls, Inc.	445,708

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Components (cont’d.)
975	Tenneco, Inc.*	$40,297

		486,005

Auto Parts & Equipment 0.2%
8,125	American Axle & Manufacturing Holdings, Inc.*	116,187
4,885	ArvinMeritor, Inc.*	106,786
6,200	Keihin Corp. (Japan)	141,382
2,444	WABCO Holdings, Inc.*	142,730

		507,085

Automobile Manufacturers 0.5%
20,425	Ford Motor Co.*	325,779
9,880	General Motors Co.*	360,521
14,000	Nissan Shatai Co. Ltd. (Japan)	121,475
8,963	Toyota Motor Corp. (Japan)	369,003
2,854	Volkswagen AG (PRFC Shares) (Germany)	461,092

		1,637,870

Automobiles 0.1%
5,700	Harley-Davidson, Inc.	226,005

Automotive Parts 0.1%
1,700	BorgWarner, Inc.*	114,631
140	Georg Fischer AG (Switzerland)*	75,487

		190,118

Banks 0.5%
7,600	Banco Espanol de Credito SA (Spain)	68,968
14,800	Bendigo and Adelaide Bank Ltd. (Australia)	144,619
23,000	Fukuoka Financial Group, Inc. (Japan)	98,601
4,851	Julius Baer Group Ltd. (Switzerland)	219,528
105,900	Mizuho Financial Group, Inc. (Japan)	204,446
36,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	111,830
30,500	Sapporo Hokuyo Holdings, Inc. (Japan)	147,871
13,244	Standard Chartered PLC (United Kingdom)	345,590
7,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	261,800

		1,603,253

Beverages 0.3%
6,900	Molson Coors Brewing Co. (Class B Stock)	323,403

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
5,622	PepsiCo, Inc.	$361,551
1,084	Pernod-Ricard SA (France)	103,342
6,028	SABMiller PLC (United Kingdom)	195,146

		983,442

Biotechnology 0.1%
2,394	BioMarin Pharmaceutical, Inc.*	60,856
4,790	Gilead Sciences, Inc.*	183,840
1,565	Regeneron Pharmaceuticals, Inc.*	52,709
2,203	Seattle Genetics, Inc.*	36,107

		333,512

Broadcasting 0.1%
20,244	British Sky Broadcasting Group PLC (United Kingdom)	244,830

Building Materials 0.2%
500	Ciments Francais SA (France)	44,566
65,913	Kingfisher PLC (United Kingdom)	266,068
4,734	Lafarge SA (France)	280,489
4,000	Sanwa Holdings Corp. (Japan)	12,589

		603,712

Building Products
675	A.O. Smith Corp.	28,897
625	Lennox International, Inc.	30,712

		59,609

Business Services
1,732	FTI Consulting, Inc.*	63,166

Capital Goods
1,300	Harsco Corp.	41,951

Capital Markets 1.0%
4,550	Apollo Investment Corp.	53,667
4,000	Ares Capital Corp.	67,160
2,400	Fifth Street Finance Corp.	31,632
14,107	Goldman Sachs Group, Inc. (The)	2,308,187
650	KBW, Inc.	17,388
7,400	Morgan Stanley	217,560

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
1,325	Prosperity Bancshares, Inc.	$53,596
2,300	Raymond James Financial, Inc.	83,306
3,900	State Street Corp.	182,208
1,325	Waddell & Reed Financial, Inc. (Class A Stock)	47,859

		3,062,563

Chemicals 3.1%
2,556	Air Products & Chemicals, Inc.	223,011
1,600	Airgas, Inc.	100,272
2,000	BASF SE (Germany)	153,838
8,400	Celanese Corp. (Class A Stock)	348,516
5,100	Clariant AG (Switzerland)*	90,060
63,153	Dow Chemical Co. (The)	2,240,668
7,921	Huntsman Corp.	137,905
1,976	Intrepid Potash, Inc.*	71,413
3,800	Koninklijke DSM NV (Netherlands)	224,994
450	Kraton Performance Polymers, Inc.*	14,125
27,031	Monsanto Co.	1,983,535
10,000	Nippon Shokubai Co. Ltd. (Japan)	110,803
1,245	Potash Corp. of Saskatchewan, Inc. (Canada)	221,336
18,345	PPG Industries, Inc.	1,546,117
19,074	Praxair, Inc.	1,774,645
2,475	Scotts Miracle-Gro Co. (The) (Class A Stock)	127,883
1,325	Sensient Technologies Corp.	44,931
26,000	Toagosei Co. Ltd. (Japan)	130,174
1,700	Valspar Corp. (The)	63,529

		9,607,755

Clothing & Apparel 0.6%
20,124	NIKE, Inc. (Class B Stock)	1,659,828
1,424	Steven Madden Ltd.*	54,354

		1,714,182

Commercial Banks 2.4%
4,500	Allied Irish Banks PLC (Ireland)*	1,429
4,800	Alpha Bank A.E. (Greece)*	28,128
3,225	Associated Banc-Corp.	45,086
8,300	Banco Espirito Santo SA (Portugal)	33,637
15,000	Bank of Ireland (Ireland)*	6,243
18,300	Barclays PLC (United Kingdom)	86,109

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
5,000	Chiba Bank Ltd. (The) (Japan)	$31,166
27,278	Fifth Third Bancorp	405,624
2,261	FirstMerit Corp.	41,422
42,876	KeyCorp	381,596
37,731	PNC Financial Services Group, Inc.	2,263,860
23,200	Regions Financial Corp.	164,720
1,600	Trustmark Corp.	38,384
41,400	Turkiye Garanti Bankasi A/S (Turkey)	184,235
750	UMB Financial Corp.	30,488
1,400	United Bankshares, Inc.	39,480
105,707	Wells Fargo & Co.	3,427,021

		7,208,628

Commercial Services & Supplies 0.5%
525	Consolidated Graphics, Inc.*	26,276
2,000	Corrections Corp. of America*	49,620
4,460	GEO Group, Inc. (The)*	106,014
1,920	Master Card, Inc. (Class A Stock)	454,099
850	McGrath RentCorp	21,454
2,141	Sotheby’s	86,282
2,477	SuccessFactors, Inc.*	72,130
3,700	Verisk Analytics, Inc. (Class A Stock)*	125,171
1,140	Visa, Inc. (Class A Stock)	79,629
5,480	Waste Connections, Inc.	158,756
6,136	Waste Management, Inc.	232,371

		1,411,802

Communication Equipment 0.1%
4,300	Arris Group, Inc.*	53,664
3,570	EMS Technologies, Inc.*	65,438
6,400	Juniper Networks, Inc.*	237,568

		356,670

Computer Hardware 1.6%
14,277	Apple, Inc.*	4,844,472
4,789	Logitech International SA (Switzerland)*	89,743

		4,934,215

Computer Services & Software 1.9%
16,109	Accenture PLC (Class A Stock) (Ireland)	829,130
3,775	Allscripts Healthcare Solutions, Inc.*	79,690

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software (cont’d)
8,400	Autodesk, Inc.*	$341,712
43,310	EMC Corp.*	1,077,986
2,126	Fortinet, Inc.*	81,745
1,500	Global Payments, Inc.	70,860
2,581	Informatica Corp.*	119,758
6,170	Intuit, Inc.*	289,558
3,100	Itochu Techno-Solutions Corp. (Japan)	108,031
10,480	MSCI, Inc. (Class A Stock)*	358,731
16,340	Nuance Communications, Inc.*	332,192
3,937	Radiant Systems, Inc.*	71,850
4,083	Riverbed Technology, Inc.*	146,457
7,021	salesforce.com, Inc.*	906,692
7,806	SAP AG (Germany)	451,230
3,355	Teradata Corp.*	144,232
6,700	Tieto Oyj (Finland)	141,086
4,110	VeriFone Systems, Inc.*	164,153

		5,715,093

Computers & Peripherals 0.7%
4,960	Cognizant Technology Solutions Corp. (Class A Stock)*	361,832
40,182	Hewlett-Packard Co.	1,835,916
2,100	QLogic Corp.*	37,401

		2,235,149

Construction & Engineering 0.3%
8,800	COMSYS Holdings Corp. (Japan)	91,776
6,740	Fluor Corp.	466,341
14,000	Kyowa Exeo Corp. (Japan)	137,408
1,300	MYR Group, Inc.*	28,587
4,300	NCC AB (Class B Stock) (Sweden)	100,405
2,095	Northwest Pipe Co.*	45,818
1,833	Texas Industries, Inc.	72,825
1,100	URS Corp.*	48,895

		992,055

Consumer Finance 0.3%
12,328	American Express Co.	534,788
6,500	Capital One Financial Corp.	313,040
4,083	Cash America International, Inc.	164,259

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
1,325	First Cash Financial Services, Inc.*	$43,712

		1,055,799

Consumer Products & Services 0.4%
2,790	Avon Products, Inc.	78,985
5,687	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	457,804
55,000	Pacific Brands Ltd. (Australia)*	57,034
1,580	Procter & Gamble Co. (The)	99,745
5,548	Reckitt Benckiser Group PLC (United Kingdom)	301,715
900	Toro Co. (The)	54,738
4,459	Vitamin Shoppe, Inc.*	141,484

		1,191,505

Containers & Packaging 0.1%
2,450	Packaging Corp. of America	69,213
26,000	Rexam PLC (United Kingdom)	142,228
1,825	Silgan Holdings, Inc.	68,127

		279,568

Cosmetics & Toiletries 0.1%
8,900	Natura Cosmeticos SA (Brazil)	227,979

Distribution/Wholesale 0.1%
18,000	Sumitomo Corp. (Japan)	259,312
6,200	Toyota Tsusho Corp. (Japan)	108,976

		368,288

Diversified Financial Services 1.9%
100,571	Bank of America Corp.	1,380,840
30,550	BM&FBOVESPA SA (Brazil)	213,508
27,700	Challenger Ltd. (Australia)	126,945
218,469	Citigroup, Inc.*	1,053,021
4,200	Fuyo General Lease Co. Ltd. (Japan)	148,630
1,710	Invesco Ltd. (Bermuda)	42,305
61,967	JPMorgan Chase & Co.	2,784,797
16,100	Tullett Prebon PLC (United Kingdom)	100,064

		5,850,110

Diversified Manufacturing Operations 0.4%
8,619	Eaton Corp.	930,507

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Manufacturing Operations (cont’d.)
2,500	Siemens AG (Germany)	$320,484

		1,250,991

Diversified Operations 0.1%
10,800	Berendsen PLC (United Kingdom)	72,850
2,328	LVMH Moet Hennessy Louis Vuitton SA (France)	363,521

		436,371

Diversified Telecommunication Services 0.7%
31,300	AT&T, Inc.	861,376
8,800	CenturyLink, Inc.	380,512
22,555	Verizon Communications, Inc.	803,409

		2,045,297

Electric Utilities 0.9%
23,011	American Electric Power Co., Inc.	821,032
1,000	Cleco Corp.	31,260
22,100	Edison International	801,788
2,175	El Paso Electric Co.*	58,616
48,500	Enel SpA (Italy)	274,082
16,100	Exelon Corp.	684,411

		2,671,189

Electrical Equipment 0.1%
600	First Solar, Inc.*	92,748
8,872	GrafTech International Ltd.*	186,312

		279,060

Electronic Components 0.3%
4,950	Agilent Technologies, Inc.*	207,058
2,786	DTS, Inc.*	124,869
1,604	Fanuc Corp. (Japan)	253,831
2,900	FLIR Systems, Inc.*	90,016
2,386	Gentex Corp.	76,519
763	Itron, Inc.*	44,269
10,000	Nippon Electric Glass Co. Ltd. (Japan)	150,802

		947,364

Electronic Equipment & Instruments 0.2%
2,217	Coherent, Inc.*	118,720

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments (cont’d.)
1,525	EnerSys*	$50,051
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	160,089
8,050	Tyco Electronics Ltd. (Switzerland)	291,651

		620,511

Energy Equipment & Services 0.7%
7,100	Cameron International Corp.*	378,430
900	Core Laboratories NV (Netherlands)	82,134
5,100	Diamond Offshore Drilling, Inc.	365,721
14,163	Halliburton Co.	637,335
4,407	Lufkin Industries, Inc.	294,035
1,125	Oil States International, Inc.*	76,230
1,306	OYO Geospace Corp.*	125,154
1,525	Unit Corp.*	78,080
3,995	Vestas Wind Systems A/S (Denmark)*	137,728

		2,174,847

Entertainment & Leisure 0.7%
17,404	Carnival Corp. (Panama)	778,133
8,048	Carnival PLC (United Kingdom)	367,412
3,760	Hasbro, Inc.	165,778
9,404	Hennes & Mauritz AB (Class B Stock) (Sweden)	308,526
1,500	Life Time Fitness, Inc.*	59,820
5,609	Pinnacle Entertainment, Inc.*	84,584
2,300	Sankyo Co. Ltd. (Japan)	127,649
29,667	Tabcorp Holdings Ltd. (Australia)	206,100
36,200	Thomas Cook Group PLC (United Kingdom)	110,523

		2,208,525

Environmental Control 0.1%
1,990	Stericycle, Inc.*	156,195

Equipment Services 0.1%
23,600	Downer EDI Ltd. (Australia)	90,773
5,900	Kyoei Steel Ltd. (Japan)	84,405

		175,178

Farming & Agriculture 0.1%
1,860	Bunge Ltd. (Bermuda)	126,610

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Farming & Agriculture (cont’d.)
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	$85,082

		211,692

Financial—Bank & Trust 1.2%
3,250	Astoria Financial Corp.	46,280
12,396	Banco Bilbao Vizcaya Argentaria SA (Spain)	152,188
28,100	Banco Santander SA (Spain)	344,334
625	Bank of Hawaii Corp.	29,294
8,248	BNP Paribas (France)	616,584
8,540	Charles Schwab Corp. (The)	154,147
110,791	China Merchants Bank Co. Ltd. (Class H Stock) (China)	262,852
15,200	Credit Agricole SA (France)	224,552
5,400	Credit Suisse Group AG (Switzerland)	241,455
3,100	Danske Bank A/S (Denmark)*	83,130
9,200	Deutsche Bank AG (Germany)	543,777
5,552	Dexia NV/SA (Belgium)*	23,162
61,700	Mitsubishi UFJ Financial Group, Inc. (Japan)	320,465
10,500	National Australia Bank Ltd. (Australia)	259,084
1,600	Societe Generale (France)	103,464
11,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	66,343
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	47,458

		3,518,569

Financial Services 1.6%
5,760	Affiliated Managers Group, Inc.*	586,541
3,587	Ameriprise Financial, Inc.	221,138
785	BlackRock, Inc.	155,446
720	CME Group, Inc.	222,163
1,800	Eaton Vance Corp.	54,540
17,995	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	414,636
441,084	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	330,112
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	8,683
33,600	Itau Unibanco Holding SA, ADR (Brazil)	722,400
2,200	Jefferies Group, Inc.	55,022
3,850	MF Global Holdings Ltd.*	31,878
1,873	optionsXpress Holdings, Inc.	27,833
77,757	U.S. Bancorp	2,099,439

		4,929,831

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Beverage 0.2%
6,660	Coca-Cola Co. (The)	$418,581
12,400	Dairy Crest Group PLC (United Kingdom)	77,068
48,600	Northern Foods PLC (United Kingdom)	57,998
10,500	Tate & Lyle PLC (United Kingdom)	92,759

		646,406

Food & Staples Retailing 0.9%
27,355	CVS Caremark Corp.	935,541
24,800	Safeway, Inc.	513,112
19,172	Wal-Mart Stores, Inc.	1,074,974
1,600	Whole Foods Market, Inc.	82,736

		2,606,363

Food Products 0.1%
11,900	ConAgra Foods, Inc.	265,727

Foods 1.0%
1,500	Casino Guichard Perrachon SA (France)	146,574
2,400	CSM NV (Netherlands)	78,765
3,100	Delhaize Group (Belgium)	244,645
1,094	Fresh Market, Inc. (The)*	40,226
100,700	Goodman Fielder Ltd. (Australia)	126,605
8,300	Koninklijke Ahold NV (Netherlands)	112,390
9,200	Kraft Foods, Inc. (Class A Stock)	281,244
30,600	Metcash Ltd. (Australia)	128,345
19,129	Nestle SA (Switzerland)	1,034,466
30,000	Nichirei Corp. (Japan)	136,923
22,000	Nisshin Oillio Group Ltd. (The) (Japan)	111,964
1,300	Nutreco NV (Netherlands)	92,537
59,814	Tesco PLC (United Kingdom)	385,838

		2,920,522

Hand/Machine Tools 0.1%
2,400	Stanley Black & Decker, Inc.	174,432

Healthcare Equipment & Supplies 0.2%
4,175	American Medical Systems Holdings, Inc.*	81,496
8,770	Medtronic, Inc.	336,066
1,958	Sirona Dental Systems, Inc.*	85,780
900	Teleflex, Inc.	51,588

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
3,685	Thoratec Corp.*	$86,929
725	West Pharmaceutical Services, Inc.	28,993

		670,852

Healthcare Products 0.5%
1,555	Arthrocare Corp.*	43,525
4,322	Bruker Corp.*	75,635
1,000	Cantel Medical Corp.	21,290
20,675	Covidien PLC (Ireland)	981,442
2,716	Delcath Systems, Inc.*	25,693
1,900	Gen-Probe, Inc.*	119,491
2,880	Hospira, Inc.*	159,062
900	IDEXX Laboratories, Inc.*	64,530

		1,490,668

Healthcare Providers & Services 0.3%
1,200	Amedisys, Inc.*	40,908
2,912	Centene Corp.*	80,720
5,100	CIGNA Corp.	214,302
11,334	UnitedHealth Group, Inc.	465,261

		801,191

Healthcare Services 0.1%
1,500	AMERIGROUP Corp.*	78,555
2,400	Astellas Pharma, Inc. (Japan)	91,687
900	Covance, Inc.*	50,742
1,800	Healthways, Inc.*	21,546
1,000	MEDNAX, Inc.*	66,150

		308,680

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	41,383
2,249	Vital Images, Inc.*	29,889

		71,272

Holding Companies—Diversified
86,000	First Pacific Co. Ltd. (Hong Kong)	74,748

Hotels, Restaurants & Leisure 1.2%
2,585	Bally Technologies, Inc.*	105,804

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
2,779	BJ’s Restaurants, Inc.*	$98,182
5,090	Las Vegas Sands Corp.*	236,634
6,300	Marriott International, Inc. (Class A Stock)	248,787
27,682	McDonald’s Corp.	2,039,333
2,683	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	32,625
9,691	Shuffle Master, Inc.*	100,157
6,148	Wynn Resorts Ltd.	715,197

		3,576,719

Household Durables 0.1%
5,800	Alpine Electronics, Inc. (Japan)	80,015
3,417	Universal Electronics, Inc.*	89,970

		169,985

Household Products 0.2%
8,193	Kimberly-Clark Corp.	530,333

Independent Power Producers & Energy Traders 0.1%
24,800	Drax Group PLC (United Kingdom)	154,136

Industrial Conglomerates 0.6%
3,370	3M Co.	296,290
57,736	General Electric Co.	1,162,803
9,700	Tyco International Ltd. (Switzerland)	434,851

		1,893,944

Insurance 2.8%
7,600	Aegon NV (Netherlands)*	56,294
9,708	Aflac, Inc.	558,987
2,700	Allianz SE (Germany)	375,031
25,000	Allstate Corp. (The)	778,500
925	Aspen Insurance Holdings Ltd. (Bermuda)	27,796
24,800	Aviva PLC (United Kingdom)	175,906
4,600	AXA SA (France)	97,369
2,100	Baloise Holding AG (Switzerland)	216,006
47,647	Beazley PLC (United Kingdom)	90,748
6,425	Brit Insurance Holdings NV (Netherlands)*	107,653
8,175	CNO Financial Group, Inc.*	51,748
130	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	204,242
1,500	Delphi Financial Group, Inc. (Class A Stock)	43,170

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
49,000	Fuji Fire & Marine Insurance Co. Ltd. (The) (Japan)*	$66,916
21,400	Genworth Financial, Inc. (Class A Stock)*	290,398
1,375	Hanover Insurance Group, Inc. (The)	65,038
2,162	HCC Insurance Holdings, Inc.	65,465
47,600	ING Groep NV, CVA (Netherlands)*	542,488
121,100	Legal & General Group PLC (United Kingdom)	215,322
20,924	Lincoln National Corp.	603,448
4,200	Loews Corp.	168,210
6,600	Marsh & McLennan Cos., Inc.	184,008
30,068	MetLife, Inc.	1,376,212
4,183	MGIC Investment Corp.*	35,095
1,500	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	234,946
50,900	Old Mutual PLC (United Kingdom)	102,407
2,300	Protective Life Corp.	63,411
1,200	Reinsurance Group of America, Inc.	69,072
4,400	SCOR SE (France)	121,780
1,200	State Auto Financial Corp.	18,300
3,600	Swiss Reinsurance Co. Ltd. (Switzerland)	205,742
1,700	Tower Group, Inc.	44,268
10,578	Travelers Cos., Inc. (The)	595,118
1,200	United Fire & Casualty Co.	24,054
3,500	Unum Group	87,290
16,200	XL Group PLC (Ireland)	371,304
1,000	Zurich Financial Services AG (Switzerland)	273,199

		8,606,941

Internet 0.1%
2,824	F5 Networks, Inc.*	306,065
2,571	Sapient Corp.	30,724

		336,789

Internet Services 1.5%
12,231	Amazon.com, Inc.*	2,074,867
1,500	Digital River, Inc.*	47,610
2,010	Google, Inc. (Class A Stock)*	1,206,724
3,062	priceline.com, Inc.*	1,312,128

		4,641,329

Internet Software & Services 1.5%
12,497	Baidu, Inc., ADR (Cayman Islands)*	1,357,549

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
101,345	Oracle Corp.	$3,246,080
3,680	VeriSign, Inc.	123,832

		4,727,461

IT Services 0.8%
975	CACI International, Inc. (Class A Stock)*	54,103
12,379	International Business Machines Corp.	2,005,398
67,600	Logica PLC (United Kingdom)	147,050
3,875	SRA International, Inc. (Class A Stock)*	103,385

		2,309,936

Life Sciences Tools & Services 0.3%
2,826	ICON PLC, ADR (Ireland)*	62,935
16,639	Thermo Fisher Scientific, Inc.*	952,916

		1,015,851

Machinery 0.8%
2,375	Actuant Corp. (Class A Stock)	65,859
28,000	BlueScope Steel Ltd. (Australia)	59,621
1,600	Bucyrus International, Inc.	145,216
1,943	Caterpillar, Inc.	188,491
7,439	Cummins, Inc.	787,641
15,363	Komatsu Ltd. (Japan)	458,237
525	Lincoln Electric Holdings, Inc.	35,553
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	121,849
6,919	PACCAR, Inc.	390,854
1,387	Regal-Beloit Corp.	92,569
1,100	Rheinmetall AG (Germany)	94,189
900	Snap-on, Inc.	50,967
650	Valmont Industries, Inc.	60,411

		2,551,457

Manufacturing 0.7%
41,050	Danaher Corp.	1,890,763
4,574	Illinois Tool Works, Inc.	244,663

		2,135,426

Media 1.3%
9,900	CBS Corp. (Class B Stock)	196,317
18,600	Comcast Corp. (Special Class A Stock)	398,784

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media (cont’d.)
9,930	DIRECTV (Class A Stock)*	$420,933
1,890	Discovery Communications, Inc. (Class A Stock)*	73,710
11,596	Pearson PLC (United Kingdom)	190,208
3,300	Thomson Reuters Corp. (Canada)	131,822
8,379	Time Warner Cable, Inc.	568,348
15,700	Time Warner, Inc.	493,765
5,730	Viacom, Inc. (Class B Stock)	238,082
11,500	Vivendi (France)	329,626
22,636	Walt Disney Co. (The)	879,861
975	Wiley, (John) & Sons, Inc. (Class A Stock)	44,801

		3,966,257

Medical Supplies & Equipment 0.1%
5,300	Fresenius Medical Care AG & Co. KGaA (Germany)	310,106

Metals & Mining 2.5%
510	Aperam (Luxembourg)*	20,913
10,200	ArcelorMittal (Luxembourg)	371,618
7,142	BHP Billiton Ltd. (Australia)	317,738
5,622	BHP Billiton Ltd., ADR (Australia)	500,527
19,124	BHP Billiton PLC, ADR (United Kingdom)	1,467,002
11,200	Boliden AB (Sweden)	233,563
2,200	Cameco Corp. (Canada)	91,234
3,011	Cloud Peak Energy, Inc.*	68,560
11,909	Freeport-McMoRan Copper & Gold, Inc.	1,295,104
33,800	Mincor Resources NL (Australia)	59,624
50,900	OneSteel Ltd. (Australia)	138,757
11,147	Peabody Energy Corp.	706,943
8,092	Precision Castparts Corp.	1,157,075
2,247	RTI International Metals, Inc.*	64,916
4,390	Southern Copper Corp.	196,760
4,130	Teck Resources Ltd. (Class B Stock) (Canada)	250,278
3,525	Thompson Creek Metals Co., Inc. (Canada)*	47,728
4,000	ThyssenKrupp AG (Germany)	161,888
1,700	Timken Co.	79,934
3,540	Titanium Metals Corp.*	66,729
4,638	United States Steel Corp.	267,473

		7,564,364

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Line Retail 0.2%
14,700	J.C. Penney Co., Inc.	$471,429

Multi-Utilities 0.4%
4,700	Dominion Resources, Inc.	204,638
1,325	NorthWestern Corp.	37,418
22,855	Public Service Enterprise Group, Inc.	741,188
3,000	RWE AG (Germany)	216,093

		1,199,337

Office Electronics 0.2%
5,641	Canon, Inc. (Japan)	277,671
33,100	Xerox Corp.	351,522

		629,193

Oil, Gas & Consumable Fuels 6.1%
2,379	Air Liquide SA (France)	297,155
15,819	Anadarko Petroleum Corp.	1,219,328
12,366	Apache Corp.	1,476,006
14,153	BG Group PLC (United Kingdom)	317,620
32,900	BP PLC (United Kingdom)	255,519
2,275	Brigham Exploration Co.*	67,363
2,100	Cabot Oil & Gas Corp.	87,423
7,060	Canadian Natural Resources Ltd. (Canada)	314,804
2,468	Cenovus Energy, Inc. (Canada)	85,278
14,000	Chesapeake Energy Corp.	413,420
7,800	Chevron Corp.	740,454
178,654	CNOOC Ltd. (Hong Kong)	397,675
31,700	ConocoPhillips	2,265,282
11,700	ENI SpA (Italy)	277,130
8,226	EOG Resources, Inc.	875,164
9,838	Exxon Mobil Corp.	793,730
9,736	Hess Corp.	818,992
12,980	JX Holdings, Inc. (Japan)	87,974
11,500	Marathon Oil Corp.	525,550
1,470	Noble Energy, Inc.	133,917
5,095	Oasis Petroleum, Inc.*	162,887
15,401	Occidental Petroleum Corp.	1,488,969
5,400	OMV AG (Austria)	239,546
1,000	ONEOK, Inc.	58,890
9,400	Repsol YPF SA (Spain)	295,689

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,275	Resolute Energy Corp.*	$41,177
19,000	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	660,745
9,600	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	677,472
13,403	Schlumberger Ltd. (Netherlands)	1,192,733
5,331	Seadrill Ltd. (Bermuda)	175,380
7,667	Sempra Energy	399,221
1,200	South Jersey Industries, Inc.	62,688
3,860	Southwestern Energy Co.*	152,470
3,900	Statoil ASA (Norway)	94,674
1,500	Swift Energy Co.*	63,990
6,900	Total SA (France)	403,534
4,700	Total SA, ADR (France)	276,219
8,700	Valero Energy Corp.	220,632
23,440	Weatherford International Ltd. (Switzerland)*	555,997
1,500	WGL Holdings, Inc.	54,090

		18,726,787

Paper & Forest Products
2,575	Louisiana-Pacific Corp.*	25,853

Pharmaceuticals 3.9%
18,666	Abbott Laboratories	842,957
2,000	Allergan, Inc.	141,220
9,550	AmerisourceBergen Corp.	342,463
8,689	Amgen, Inc.*	478,590
7,800	AstraZeneca PLC (United Kingdom)	378,643
1,085	Catalyst Health Solutions, Inc.*	47,089
22,100	Eli Lilly & Co.	768,417
2,980	Express Scripts, Inc.*	167,863
16,700	GlaxoSmithKline PLC (United Kingdom)	301,883
6,600	H. Lundbeck A/S (Denmark)	136,982
721	Herbalife Ltd. (Cayman Islands)	47,103
22,886	Johnson & Johnson	1,367,896
8,000	Kyorin Holdings, Inc. (Japan)	146,134
8,999	Mead Johnson Nutrition Co.	521,672
14,300	Meda AB (Sweden)	118,065
4,570	Medco Health Solutions, Inc.*	278,861
35,122	Merck & Co., Inc.	1,164,997
12,309	Novartis AG (Switzerland)	685,210
4,800	Novartis AG, ADR (Switzerland)	268,128

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
3,742	Novo Nordisk A/S (Class B Stock) (Denmark)	$421,658
96,144	Pfizer, Inc.	1,751,744
2,200	Pharmaceutical Product Development, Inc.	64,108
1,067	Salix Pharmaceuticals Ltd.*	43,715
5,800	Sanofi-Aventis SA (France)	396,061
52,399	Sinopharm Group Co. (Class H Stock) (China)	186,146
2,900	Takeda Pharmaceutical Co. Ltd. (Japan)	139,782
14,353	Teva Pharmaceutical Industries Ltd., ADR (Israel)	784,391

		11,991,778

Professional Services
2,591	Duff & Phelps Corp. (Class A Stock)	43,943
2,041	Monster Worldwide, Inc.*	33,983
1,200	Towers Watson & Co. (Class A Stock)	65,436

		143,362

Real Estate
900	Meritage Homes Corp.*	20,664

Real Estate Investment Trusts 0.6%
25,000	Annaly Capital Management, Inc.	445,750
2,887	AvalonBay Communities, Inc.	334,690
2,556	Boston Properties, Inc.	241,210
3,276	DiamondRock Hospitality Co.*	39,738
1,084	DuPont Fabros Technology, Inc.	24,845
1,700	First Potomac Realty Trust	27,370
1,575	Government Properties Income Trust	40,792
825	Kilroy Realty Corp.	31,466
1,450	LaSalle Hotel Properties	40,266
4,800	Medical Properties Trust, Inc.	52,704
400	Mid-America Apartment Communities, Inc.	25,500
3,435	Redwood Trust, Inc.	51,422
2,000	Simon Property Group, Inc.	202,900
3,578	Vornado Realty Trust	315,186

		1,873,839

Restaurants
1,045	Buffalo Wild Wings, Inc.*	45,740

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail 0.3%
35,200	Home Retail Group PLC (United Kingdom)	$121,735
3,400	NEXT PLC (United Kingdom)	107,673
3,300	Rallye SA (France)	149,236
4,600	Shimachu Co. Ltd. (Japan)	103,209
110,700	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	307,890

		789,743

Retail & Merchandising 2.4%
3,510	Abercrombie & Fitch Co. (Class A Stock)	176,939
6,100	Aoyama Trading Co. Ltd. (Japan)	103,044
7,156	Best Buy Co., Inc.	243,304
6,046	Chico’s FAS, Inc.	66,022
86,143	Cie Financiere Richemont SA, ADR (Switzerland)	465,172
5,300	Circle K Sunkus Co. Ltd. (Japan)	85,180
6,920	Costco Wholesale Corp.	497,133
10,070	Kohl’s Corp.*	511,355
14,100	Lowe’s Cos., Inc.	349,680
11,123	Nordstrom, Inc.	458,045
30,804	Staples, Inc.	687,237
74	Starbucks Corp.	2,333
11,454	Target Corp.	628,023
13,528	Tiffany & Co.	786,383
25,922	TJX Cos., Inc. (The)	1,228,444
11,450	Walgreen Co.	463,038
15,729	Yum! Brands, Inc.	735,488

		7,486,820

Road & Rail
1,963	Landstar System, Inc.	81,327
825	Werner Enterprises, Inc.	20,336

		101,663

Semiconductors 0.7%
14,600	Advanced Micro Devices, Inc.*	114,318
21,200	ARM Holdings PLC (United Kingdom)	175,229
5,900	ASML Holding NV (Netherlands)	247,859
27,265	Broadcom Corp. (Class A Stock)	1,229,379
2,100	Checkpoint Systems, Inc.*	43,407
2,530	Rovi Corp.*	156,253

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors (cont’d.)
4,843	Teradyne, Inc.*	$80,781

		2,047,226

Semiconductors & Semiconductor Equipment 0.2%
17,189	Intel Corp.	368,876
2,117	Netlogic Microsystems, Inc.*	73,799
650	Silicon Laboratories, Inc.*	28,912
675	Skyworks Solutions, Inc.*	21,445
1,700	TriQuint Semiconductor, Inc.*	22,372
2,123	Varian Semiconductor Equipment Associates, Inc.*	94,367
1,647	Veeco Instruments, Inc.*	71,249

		681,020

Software 1.1%
1,947	ANSYS, Inc.*	102,120
700	Blackboard, Inc.*	27,202
25,205	CA, Inc.	599,879
1,830	Cerner Corp.*	180,896
4,100	Check Point Software Technologies Ltd. (Israel)*	182,655
8,754	Compuware Corp.*	93,843
600	Konami Corp. (Japan)	12,012
3,315	MedAssets, Inc.*	65,073
50,431	Microsoft Corp.	1,398,199
2,486	Progress Software Corp.*	71,185
1,440	Quality Systems, Inc.	114,970
4,600	Red Hat, Inc.*	190,072
3,800	Research In Motion Ltd. (Canada)*	224,618
6,140	TIBCO Software, Inc.*	134,957
1,150	Tyler Technologies, Inc.*	23,863

		3,421,544

Specialty Retail 0.3%
3,745	Aaron’s, Inc.	71,867
23,400	Gap, Inc. (The)	450,918
5,130	Genesco, Inc.*	190,477
7,594	Home Depot, Inc. (The)	279,231

		992,493

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Steel Producers/Products
2,200	Voestalpine AG (Austria)	$98,723

Telecommunications 1.8%
2,180	Amdocs Ltd. (Guernsey)*	63,525
4,110	America Movil SAB de CV (Class L Stock), ADR (Mexico)	234,229
89,700	BT Group PLC (United Kingdom)	252,168
54,938	Cisco Systems, Inc.*	1,161,939
5,300	Corning, Inc.	117,713
3,800	Crown Castle International Corp.*	160,246
6,000	France Telecom SA (France)	131,069
11,000	HTC Corp. (Taiwan)	369,776
40	KDDI Corp. (Japan)	225,170
25,070	M1 Ltd. (Singapore)	48,075
2,157	NICE Systems Ltd., ADR (Israel)*	70,577
5,000	Nippon Telegraph & Telephone Corp. (Japan)	231,975
10,600	Nokia Oyj (Finland)	113,491
130	NTT DoCoMo, Inc. (Japan)	232,472
11,360	QUALCOMM, Inc.	614,917
5,617	Rogers Communications, Inc. (Class B Stock) (Canada)	196,146
1,200	SBA Communications Corp. (Class A Stock)*	48,960
120	Swisscom AG (Switzerland)	52,945
127,800	Telecom Italia SpA (Italy)	181,626
14,981	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	185,315
20,781	Telefonica SA (Spain)	521,958
42,000	Telstra Corp. Ltd. (Australia)	117,505
108,800	Vodafone Group PLC (United Kingdom)	305,601

		5,637,398

Textiles, Apparel & Luxury Goods 0.1%
3,500	Jones Group, Inc. (The)	44,415
11,000	Kurabo Industries Ltd. (Japan)	20,535
2,450	Phillips-Van Heusen Corp.	143,006
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	141,134

		349,090

Thrifts & Mortgage Finance
3,200	Washington Federal, Inc.	55,328

Tobacco 0.5%
15,400	Altria Group, Inc.	362,054

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Tobacco (cont’d.)
10,708	British American Tobacco PLC (United Kingdom)	$395,366
11,711	Philip Morris International, Inc.	670,338

		1,427,758

Trading Companies & Distributors 0.1%
34,000	Marubeni Corp. (Japan)	255,984
1,550	WESCO International, Inc.*	86,877

		342,861

Transportation 1.1%
1,000	Bristow Group, Inc.*	51,490
4,470	Canadian National Railway Co. (Canada)	303,059
3,600	Go-Ahead Group PLC (United Kingdom)	71,795
4,190	Kansas City Southern*	209,416
74	Orient Overseas International Ltd. (Bermuda)	746
26,000	Sankyu, Inc. (Japan)	114,729
28,982	Union Pacific Corp.	2,742,567

		3,493,802

Utilities 0.2%
6,800	E.ON AG (Germany)	226,704
8,178	PG&E Corp.	378,478

		605,182

Wireless Telecommunication Services 0.5%
12,150	American Tower Corp. (Class A Stock)*	617,949
27,866	Vodafone Group PLC, ADR (United Kingdom)	790,280

		1,408,229

	TOTAL COMMON STOCKS (cost $155,635,516)	201,984,723

EXCHANGE TRADED FUNDS
218	iShares Russell 2000 Growth Index Fund	18,933
1,400	iShares Russell 2000 Value Index Fund	99,400

	TOTAL EXCHANGE TRADED FUNDS (cost $105,298)	118,333

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares		Description	Value (Note 1)

PREFERRED STOCK 0.1%

Financial—Bank & Trust
7,950		Wells Fargo & Co., Series J, 8.00%, CVT (cost $151,656)	$217,910

Moody’s Ratings†	Principal Amount (000)#

ASSET-BACKED SECURITIES 1.0%
NR	EUR 514	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	697,826
AAA(b)	$600	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.92%(a), 02/16/19	595,917
Aaa	1,637	SLM Student Loan Trust, Series 2008-9, Class A 1.803%(a), 04/25/23	1,691,054

		TOTAL ASSET-BACKED SECURITIES (cost $2,920,173)	2,984,797

BANK LOANS(a)(c) 0.3%
		Ford Motor Corp., Term B1
Baa3	20	3.02%, 11/29/13	20,530
Baa3	106	3.02%, 12/15/13	106,648
Baa3	244	3.02%, 12/15/13	244,929
		TXU Corp., Term B3
B2	646	3.76%, 10/10/14	532,632
B2	7	3.80%, 06/05/12	5,789
B2	26	3.80%, 08/31/12	21,711

		TOTAL BANK LOANS (cost $1,021,522)	932,239

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
Aaa	331	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A 0.371%(a), 03/15/19	327,176
Aaa	163	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	176,322

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $493,017)	503,498

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS 9.6%

Automobile Manufacturers
A3	$100	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	$102,991

Banking 0.5%
Aaa	1,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	1,489,236

Commercial Banks 0.5%
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,405,891

Consumer Finance 0.2%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	696,567

Diversified Financial Services 1.4%
A2	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	1,061,964
Aa3	900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	1,022,873
Ba3	500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	538,750
Aa3	700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	674,220
Aa2	900	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	995,424

			4,293,231

Financial—Bank & Trust 1.2%
B1	100	Ally Financial, Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	113,586
A2	400	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	430,199

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial—Bank & Trust (cont’d.)
Baa1		$1,100	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	$1,296,380
Aa3		600	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	601,062
Ba1		1,000	Jr. Sub. Notes, 144A 12.00%(a), 12/29/49	1,121,093

				3,562,320

Financial Services 2.1%
B1		1,000	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	1,130,000
Ba2		500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	525,472
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d) 6.875%, 05/02/18	125,625
A2		2,800	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	3,103,489
Baa2		1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,080,000
Aa3		500	UBS AG, Sr. Unsec’d. Notes (Switzerland) 4.875%, 08/04/20	503,220

				6,467,806

Food Products 0.3%
Baa2		900	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	905,474

Industrial Conglomerates 0.8%
Aa2		2,200	General Electric Capital Corp., Notes, MTN 5.625%, 09/15/17	2,413,246
Aa3	GBP	100	Sub. Notes, 144A 6.50%(a), 09/15/67	152,268

				2,565,514

Medical Supplies & Equipment 0.2%
B2		600	HCA, Inc., Sec’d. Notes 9.25%, 11/15/16	645,750

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels 0.9%
		BP Capital Markets PLC, Gtd. Notes (United Kingdom)
A2	$600	3.125%, 10/01/15	$607,935
A2	400	4.50%, 10/01/20	403,203
Baa1	800	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	980,000
Ba1	800	Pride International, Inc., Sr. Unsec’d. Notes 6.875%, 08/15/20	874,000

			2,865,138

Paper & Forest Products 0.2%
		Georgia-Pacific LLC, Gtd. Notes, 144A
Ba2	150	7.00%, 01/15/15	155,250
Ba2	400	7.125%, 01/15/17	426,000

			581,250

Real Estate Investment Trusts 0.4%
Baa3	1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	957,512
Baa2	200	Nationwide Health Properties, Inc., Sr. Unsec’d. Notes 6.50%, 07/15/11	204,758

			1,162,270

Telecommunications 0.4%
Baa3	1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	1,138,526

Tobacco 0.3%
Baa1	800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	1,026,222

Utilities 0.2%
A1	500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	489,565

		TOTAL CORPORATE BONDS (cost $28,170,015)	29,397,751

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS 1.6%
			Australia Government, Sr. Unsec’d. Notes (Australia)
Aaa	AUD	1,900	4.75%, 06/15/16	$1,849,104
Aaa	AUD	600	6.00%, 02/15/17	618,063
Aaa	CAD	200	Canadian Government, Bonds (Canada) 1.50%, 03/01/12	200,134
Aa1		$900	Province of Ontario Canada, Sr. Unsec’d. Notes (Canada) 2.70%, 06/16/15	919,413
Baa3	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,255,287

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,400,038)	4,842,001

MUNICIPAL BONDS 1.2%

California 0.6%
Aa3		500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	490,640
			State of California, General Obligation Unlimited
A1		400	5.00%, 06/01/37	352,148
A1		800	5.00%, 11/01/37	703,656
A1		200	5.00%, 12/01/37	175,884

				1,722,328

Illinois 0.6%
Aa3		1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,055,912
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	767,936

				1,823,848

Texas
Aaa		100	Texas State Transportation Commission, Revenue Bonds 5.178%, 04/01/30	97,594

			TOTAL MUNICIPAL BONDS (cost $3,898,018)	3,643,770

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.4%
Aaa	$38	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	$35,772
Caa1	163	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.834%(a), 05/25/35	146,852
CCC(b)	468	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 5.704%(a), 02/25/37	350,617
Ca	480	Series 2006-OA11, Class A1B 0.45%(a), 09/25/46	301,680
Aaa	22	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	25,078
		Federal National Mortgage Assoc.,
Aaa	7	Series 2000-32, Class FM 0.711%(a), 10/18/30	7,275
Aaa	500	Series 2006-5, Class 3A2 2.624%(a), 05/25/35	512,954
Aaa	3	Series 2266, Class F 0.711%(a), 11/15/30	3,300
Aaa	100	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.73%(a), 07/25/44	100,786
Aaa	20	Government National Mortgage Assoc., Series 2000-9, Class FH 0.761%(a), 02/16/30	20,265
AAA(b)	258	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.797%(a), 09/25/35	247,881
CCC(b)	544	Series 2005-AR7, Class 4A1 5.297%(a), 11/25/35	466,884
		Harborview Mortgage Loan Trust,
Caa3	520	Series 2006-5, Class 2A1A 0.441%(a), 07/19/46	335,407
C	426	Series 2006-12, Class 2A2B 0.511%(a), 01/19/38	125,940
C	453	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.45%(a), 04/25/37	110,507

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Aaa	$558	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.80%(a), 12/25/27	$505,088
NR	576	Series 2003-R1, Class X, 144A 13.249%(e), 12/25/27	23,945
CCC(b)	441	Series 2007-HY1, Class 2A3 5.708%(a), 02/25/37	344,600
CCC(b)	474	Series 2007-HY2, Class 1A1 5.286%(a), 12/25/36	364,343
Caa2	484	Series 2007-OA3, Class 2A1A 1.083%(a), 04/25/47	374,717

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,680,063)	4,403,891

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 8.7%
	122	Federal Home Loan Mortgage Corp. 3.004%(a), 09/01/35	128,587
	87	5.50%, 12/01/36	93,335
	106	6.00%, 04/01/16 - 07/01/17	116,402
	158	Federal National Mortgage Assoc. 1.53%(a), 06/01/43	157,719
	139	2.145%(a), 12/01/34	143,507
	1,000	3.00%, TBA	977,500
	11,414	4.00%, 03/01/24 - 09/01/40	11,541,919
	1,000	4.00%, TBA	1,029,531
	48	4.079%(a), 05/01/36	49,276
	4,773	4.50%, 02/01/23 - 09/01/24	5,012,895
	5,000	4.50%, TBA	5,111,720
	66	4.829%(a), 09/01/34	68,905
	405	5.50%, 06/01/36	433,929
	1,635	6.00%, 09/01/37	1,776,683
		Government National Mortgage Assoc.
	5	2.625%(a), 09/20/22	4,814
	14	3.125%, 10/20/27 - 11/20/29	14,576
	36	4.50%, 08/15/33	37,191
	6	8.50%, 05/20/30 - 04/20/31	6,769

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $26,861,144)	26,705,258

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY OBLIGATIONS 2.8%
	U.S. Treasury Bonds
$ 100	7.50%, 11/15/24	$138,453
100	7.625%, 02/15/25	140,078
1,400	8.125%, 05/15/21	1,977,500
100	U.S. Treasury Inflationary Indexed Bonds, TIPS 2.125%, 02/15/40	102,386
	U.S. Treasury Notes
1,800	1.875%, 09/30/17(f)(k)	1,716,750
900	2.125%, 12/31/15	908,719
1,050	2.625%, 11/15/20	984,375
2,700	2.75%, 12/31/17(f)	2,709,914

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,791,955)	8,678,175

	TOTAL LONG-TERM INVESTMENTS (cost $237,128,415)	284,412,346

SHORT-TERM INVESTMENTS 9.5%

REPURCHASE AGREEMENTS(h) 6.6%
900	Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11 in the amount of $900,005	900,000
9,700	Credit Suisse Securities (USA) LLC, 0.23%, dated 01/31/11, due 02/01/2011 in the amount $9,700,062	9,700,000
9,700	Deutsche Bank Securities, Inc., 0.22%, dated 01/31/11, due 02/01/11 in the amount of $9,700,059	9,700,000

	TOTAL REPURCHASE AGREEMENTS (cost $20,300,000)	20,300,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 2.9%
8,775,050	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,775,050)(g)	8,775,050

	TOTAL SHORT-TERM INVESTMENTS (cost $29,075,050)	29,075,050

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT 102.4% (cost $266,203,465; Note 5)	313,487,396

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS WRITTEN* (0.1)%

Call Options
	90 Day Eurodollar Futures,
$11,000	expiring 09/19/11, Strike Price $99.38		$(6,394)
	Option on forward 2 year swap rate,
2,400	expiring 11/20/11, Strike Price $—(i)	Morgan Stanley	(38,726)

			(45,120)

Put Options (0.1)%
	5 Year CDX North America IG 15,
3,700	expiring 06/15/11, Strike Price $1.20		(9,062)
	90 Day Eurodollar Futures,
11,000	expiring 09/19/11, Strike Price $99.38		(3,506)
	Interest Rate Swap Options,
900	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(11,636)
600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(6,390)
1,500	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(15,976)
1,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(11,716)
1,600	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(797)
2,000	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(22,876)
1,800	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(20,588)
500	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(5,719)

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
$700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	$(8,006)

			(116,272)

	TOTAL OPTIONS WRITTEN (premiums received $131,602)		(161,392)

Principal Amount (000)#
SECURITIES SOLD SHORT (1.3)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
3,000	4.00%, TBA		(2,973,282)
1,000	6.00%, TBA		(1,086,406)

	TOTAL SECURITIES SOLD SHORT (proceeds received $4,049,922)		(4,059,688)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(J) 101.0% (cost $262,021,941; Note 5)		309,266,316
	Other liabilities in excess of other assets(l) (1.0)%		(3,155,578)

	NET ASSETS 100%		$306,110,738

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corporation

FSB—Federal Savings Bank

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PRFC—Preference Shares

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(b)	Standard & Poor’s rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2011.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(h)	Repurchase agreements are collateralized by U.S. Treasuries.
(i)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(j)	As of January 31, 2011, 75 securities representing $11,945,466 and 3.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(k)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(l)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts and interest rate and credit default swap agreements as follows:

Futures contracts open at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
24	90 Day Euro Dollar	Mar. 2011	$5,977,725	$5,979,300	$1,575
9	90 Day Euro Dollar	Mar. 2012	2,228,063	2,230,538	2,475
57	90 Day Euro Dollar	Dec. 2011	14,149,437	14,155,950	6,513
30	90 Day Euro Euribor	Jun. 2011	10,141,622	10,122,300	(19,322)
22	90 Day Euro Euribor	Sep. 2011	7,419,323	7,407,582	(11,741)

					$(20,500)

(1)	Cash of $33,000 and U.S. Treasury Securities with a market value of $83,410 has been segregated to cover requirements for open futures contracts as of January 31, 2011.

See Notes to Financial Statements.

42	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 03/02/11	Barclays Capital Group	BRL	1,816	$1,078,242	$1,081,904	$3,662
Canadian Dollar,
Expiring 02/07/11	Deutsche Bank	CAD	330	329,000	333,640	4,640
Expiring 02/17/11	Deutsche Bank	CAD	153	151,909	152,745	836
Expiring 02/17/11	Royal Bank of Scotland	CAD	328	329,330	327,453	(1,877)
Chinese Yuan,
Expiring 04/07/11	JPMorgan Chase	CNY	40	6,000	6,023	23
Expiring 04/28/11	Citigroup Global Markets	CNY	205	31,000	31,044	44
Expiring 04/28/11	JPMorgan Chase	CNY	251	38,000	38,060	60
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,064	160,000	161,282	1,282
Expiring 09/14/11	Citigroup Global Markets	CNY	332	50,000	50,451	451
Expiring 09/14/11	Royal Bank of Scotland	CNY	206	31,000	31,232	232
Expiring 09/14/11	UBS Securities	CNY	497	75,000	75,562	562
Expiring 11/04/11	Deutsche Bank	CNY	441	69,000	67,042	(1,958)
Expiring 11/15/11	Deutsche Bank	CNY	689	104,000	104,831	831
Expiring 02/13/12	Barclays Capital Group	CNY	895	138,833	136,756	(2,077)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,705	420,875	413,165	(7,710)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,904	295,697	290,800	(4,897)
Expiring 02/13/12	Citigroup Global Markets	CNY	853	132,296	130,297	(1,999)
Expiring 02/13/12	Deutsche Bank	CNY	848	131,673	129,603	(2,070)
Expiring 02/13/12	Deutsche Bank	CNY	816	126,631	124,650	(1,981)
Expiring 02/13/12	Deutsche Bank	CNY	347	53,506	53,065	(441)
Expiring 02/13/12	JPMorgan Chase	CNY	1,035	161,000	158,174	(2,826)
Expiring 02/13/12	JPMorgan Chase	CNY	863	133,950	131,854	(2,096)
Expiring 02/13/12	UBS Securities	CNY	681	105,806	104,086	(1,720)
Expiring 02/13/12	Barclays Capital Group	CNY	3,295	512,131	503,297	(8,834)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	15,497	340,000	335,280	(4,720)
Expiring 03/09/11	Deutsche Bank	INR	6,788	149,000	146,867	(2,133)
Expiring 05/09/11	Barclays Capital Group	INR	13,959	301,294	298,631	(2,663)
Malaysian Ringgit,
Expiring 02/07/11	Citigroup Global Markets	MYR	9	2,940	2,962	22
Expiring 02/07/11	Deutsche Bank	MYR	9	2,899	2,937	38
Expiring 08/11/11	Citigroup Global Markets	MYR	9	2,907	2,901	(6)
Mexican Peso,
Expiring 02/22/11	Barclays Capital Group	MXN	415	32,305	34,131	1,826
Expiring 05/24/11	State Street Bank	MXN	799	65,209	64,915	(294)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2011 (cont’d.):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.)
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	164	$13,224	$13,357	$133
New Taiwanese Dollar,
Expiring 04/06/11	Deutsche Bank	TWD	6,600	221,849	227,635	5,786
Expiring 04/06/11	Deutsche Bank	TWD	4,549	153,453	156,900	3,447
Expiring 04/06/11	JPMorgan Chase	TWD	10,411	360,000	359,083	(917)
Norwegian Krone,
Expiring 02/07/11	Citigroup Global Markets	NOK	773	129,567	133,800	4,233
Expiring 02/07/11	Royal Bank of Scotland	NOK	1,050	177,657	181,746	4,089
Expiring 02/07/11	Royal Bank of Scotland	NOK	331	56,004	57,293	1,289
Singapore Dollar,
Expiring 02/24/11	Barclays Capital Group	SGD	106	81,000	82,681	1,681
Expiring 02/24/11	Hong Kong & Shanghai Bank	SGD	106	81,000	82,699	1,699
Expiring 02/24/11	JPMorgan Chase	SGD	106	81,000	82,661	1,661
Expiring 02/24/11	Morgan Stanley	SGD	108	83,000	84,675	1,675
Expiring 02/24/11	UBS Securities	SGD	106	81,000	82,647	1,647
Expiring 06/09/11	Deutsche Bank	SGD	410	314,268	320,536	6,268
Expiring 06/09/11	Deutsche Bank	SGD	221	169,609	172,526	2,917
Expiring 06/09/11	Goldman Sachs & Co.	SGD	531	414,788	415,415	627
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	251,350	220,000	222,717	2,717
Expiring 05/09/11	Barclays Capital Group	KRW	51,300	45,669	45,456	(213)
Expiring 05/09/11	Citigroup Global Markets	KRW	199,100	176,273	176,419	146
Expiring 05/09/11	Citigroup Global Markets	KRW	179,000	159,565	158,609	(956)
Expiring 05/09/11	Citigroup Global Markets	KRW	123,000	109,821	108,988	(833)
Expiring 05/09/11	Deutsche Bank	KRW	229,643	201,000	203,483	2,483
Expiring 05/09/11	Goldman Sachs & Co.	KRW	41,383	36,467	36,669	202
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	97,000	86,407	85,950	(457)
Expiring 05/09/11	JPMorgan Chase	KRW	652,984	563,792	578,598	14,806
Expiring 05/09/11	JPMorgan Chase		KRW 223,800	197,349	198,306	957
Expiring 05/09/11	Royal Bank of Scotland		KRW 194,000	171,477	171,900	423

				$9,946,672	$9,966,389	$19,717

See Notes to Financial Statements.

44	Visit our website at www.prudential.com

Forward foreign currency exchange contracts outstanding at January 31, 2011 (cont’d.):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 04/29/11	Deutsche Bank	AUD	2,575	$2,517,359	$2,538,343	$(20,984)
Brazilian Real,
Expiring 03/02/11	Citigroup Global Markets	BRL	1,816	1,064,712	1,081,904	(17,192)
Expiring 04/04/11	Barclays Capital Group	BRL	1,816	1,070,234	1,073,629	(3,395)
British Pound,
Expiring 03/21/11	Royal Bank of Scotland	GBP	524	819,146	839,052	(19,906)
Euro,
Expiring 04/19/11	UBS Securities	EUR	1,523	2,053,120	2,083,170	(30,050)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	139	3,000	3,008	(8)
Expiring 03/09/11	UBS Securities	INR	473	10,216	10,244	(28)
Japanese Yen,
Expiring 04/14/11	Royal Bank of Scotland	JPY	27,458	329,726	334,719	(4,993)
Malaysian Ringgit,
Expiring 02/07/11	Citigroup Global Markets	MYR	9	2,927	2,937	(10)
Expiring 02/07/11	Deutsche Bank	MYR	9	2,940	2,962	(22)
Mexican Peso,
Expiring 02/22/11	Hong Kong & Shanghai Bank	MXN	164	13,380	13,510	(130)
Expiring 02/22/11	Morgan Stanley	MXN	251	20,000	20,621	(621)
Expiring 05/24/11	State Street Bank	MXN	6,050	483,596	494,131	(10,535)
Singapore Dollar,
Expiring 02/24/11	Goldman Sachs & Co.	SGD	531	414,704	415,362	(658)

				$8,805,060	$8,913,592	$(108,532)

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC(1)	12/15/17	AUD	500	5.50%	6 month Australian Bank Bill rate	$(8,497)	$(2,381)	$(6,116)
Deutsche Bank(1)	12/15/17	AUD	300	5.50%	6 month Australian Bank Bill rate	(6,398)	(1,277)	(5,121)
Barclays Capital, Inc.(1)	01/02/14	BRL	2,800	11.99%	Brazilian interbank lending rate	(3,447)	699	(4,146)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Interest rate swap agreements outstanding at January 31, 2011 (cont’d.):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs & Co.(1)	01/02/14	BRL	5,900	11.96%	Brazilian interbank lending rate	$(9,523)	$(6,979)	$(2,544)
Merrill Lynch & Co.(1)	01/02/14	BRL	4,000	11.86%	Brazilian interbank lending rate	(26,860)	5,495	(32,355)
Morgan Stanley & Co.(1)	01/02/13	BRL	3,600	11.98%	Brazilian interbank lending rate	6,467	23,763	(17,296)

						$(48,258)	$19,320	$(67,578)

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit default swaps on credit indices—Sell Protection(1):
Morgan Stanley & Co.	12/20/15	$530	0.46%	Dow Jones CDX IG5 10Y Index	$(42,212)	$—	$(42,212)
Morgan Stanley & Co.	12/20/15	1,900	0.46%	Dow Jones CDX IG5 10Y Index	(150,877)	—	(150,877)

					$(193,089)	$—	$(193,089)

The Fund entered into credit default swap agreements on corporate issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

See Notes to Financial Statements.

46	Visit our website at www.prudential.com

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2):
Citigroup, Inc.	06/20/15	$200	5.00%	Dow Jones CDX HY14 Index	$(11,125)	$14,110	$(25,235)
Deutsche Bank	06/20/15	100	5.00%	Dow Jones CDX HY14 Index	(5,563)	6,622	(12,185)
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 Index	32,535	17,819	14,716
Deutsche Bank	06/20/18	1,839	1.50%	Dow Jones CDX IG10 10Y Index	(31,289)	(22,279)	(9,010)
Goldman Sachs & Co.	06/20/18	2,226	1.50%	Dow Jones CDX IG10 10Y Index	(37,877)	(59,436)	21,559
Morgan Stanley & Co.	06/20/18	5,227	1.50%	Dow Jones CDX IG10 10Y Index	(88,926)	(112,696)	23,770
Deutsche Bank	06/20/13	2,226	1.55%	Dow Jones CDX IG10 5Y Index	(45,854)	(4,547)	(41,307)
Credit Suisse International	06/20/15	1,300	1.00%	Dow Jones CDX IG14 5Y Index	(13,906)	(9,014)	(4,892)
Morgan Stanley & Co.	06/20/15	2,700	1.00%	Dow Jones CDX IG14 5Y Index	(28,882)	(18,984)	(9,898)
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	3,886	—	3,886
Morgan Stanley & Co.	12/20/12	2,700	0.14%	Dow Jones CDX IG5 Index	14,990	—	14,990
Barclays Capital, Inc.	12/20/17	968	0.80%	Dow Jones CDX IG9 10Y Index	27,103	9,048	18,055
Goldman Sachs & Co.	12/20/17	3,872	0.80%	Dow Jones CDX IG9 10Y Index	108,410	23,456	84,954
Merrill Lynch & Co.	12/20/17	1,936	0.80%	Dow Jones CDX IG9 10Y Index	54,206	28,455	25,751
Morgan Stanley & Co.	12/20/17	4,066	0.80%	Dow Jones CDX IG9 10Y Index	113,831	71,191	42,640
Deutsche Bank	03/20/14	300	1.25%	Embarq Corp., 7.08%, due 06/01/16	(7,316)	—	(7,316)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(5,002)	—	(5,002)
Deutsche Bank	03/20/14	200	1.43%	Embarq Corp., 7.08%, due 06/01/16	(6,001)	20	(6,021)
Morgan Stanley & Co.	03/20/14	100	1.30%	Embarq Corp., 7.08%, due 06/01/16	(2,598)	9	(2,607)
Deutsche Bank	09/20/11	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(535)	—	(535)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(2) (continued):
Barclays Capital, Inc.	06/20/11	$100	1.00%	Transocean, Inc., 7.375%, due 04/15/18	$(393)	$233	$(626)
Goldman Sachs & Co.	03/20/11	600	1.00%	Transocean, Inc., 7.375%, due 04/15/18	(1,281)	1,890	(3,171)

					$68,413	$(54,103)	$122,516

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign

See Notes to Financial Statements.

48	Visit our website at www.prudential.com

currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$201,984,723	$—	$—
Exchange Traded Funds	118,333	—	—
Preferred Stock	217,910	—	—
Asset-Backed Securities	—	2,388,880	595,917
Bank Loans	—	932,239	—
Commercial Mortgage-Backed Securities	—	503,498	—
Corporate Bonds	—	29,397,751	—
Foreign Government Bonds	—	4,842,001	—
Municipal Bonds	—	3,643,770	—
Residential Mortgage-Backed Securities	—	4,344,174	59,717
U.S. Government Mortgage-Backed Obligations	—	26,705,258	—
U.S. Treasury Obligations	—	8,678,175	—
Repurchase Agreements	—	20,300,000	—
Options Written	(9,900)	(112,766)	(38,726)
Affiliated Money Market Mutual Fund	8,775,050	—	—
Security Sold Short—U.S. Government Mortgage-Backed Obligations	—	(4,059,688)	—
Other Financial Instruments*
Futures	(20,500)	—	—
Forward foreign currency exchange contracts	—	(88,815)	—
Interest rate swap agreements	—	(67,578)	—
Credit default swap agreements	—	(70,573)	—

Total	$211,065,616	$97,336,326	$616,908

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

The investment allocation of Fund holdings and other liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	8.7%
Oil, Gas & Consumable Fuels	7.0
Repurchase Agreements	6.6
Pharmaceuticals	3.9
Financial Services	3.7
Diversified Financial Services	3.3
Chemicals	3.1
Affiliated Money Market Mutual Fund	2.9
Commercial Banks	2.9
U.S. Treasury Obligations	2.8
Insurance	2.8
Metals & Mining	2.5
Financial—Bank & Trust	2.5
Retail & Merchandising	2.4
Telecommunications	2.2
Aerospace & Defense	2.2
Computer Services & Software	1.9
Computer Hardware	1.6
Foreign Government Bonds	1.6
Internet Software & Services	1.5
Internet Services	1.5
Industrial Conglomerates	1.4
Residential Mortgage-Backed Securities	1.4
Media	1.3
Municipal Bonds	1.2
Hotels, Restaurants & Leisure	1.2
Transportation	1.1
Software	1.1
Capital Markets	1.0
Real Estate Investment Trusts	1.0
Asset-Backed Securities	1.0
Foods	1.0
Electric Utilities	0.9
Food & Staples Retailing	0.9
Machinery	0.8
Tobacco	0.8
IT Services	0.8
Computers & Peripherals	0.7
Entertainment & Leisure	0.7
Energy Equipment & Services	0.7
Manufacturing	0.7
Semiconductors	0.7
Diversified Telecommunication Services	0.7
Clothing & Apparel	0.6
Consumer Finance	0.5
Automobile Manufacturers	0.5
Banks	0.5
Healthcare Products	0.5

See Notes to Financial Statements.

50	Visit our website at www.prudential.com

Industry (cont’d.)
Banking	0.5%
Wireless Telecommunication Services	0.5
Commercial Services & Supplies	0.5
Diversified Manufacturing Operations	0.4
Multi-Utilities	0.4
Consumer Products & Services	0.4
Food Products	0.4
Utilities	0.4
Air Freight & Logistics	0.3
Life Sciences Tools & Services	0.3
Specialty Retail	0.3
Construction & Engineering	0.3
Beverages	0.3
Medical Supplies & Equipment	0.3
Electronic Components	0.3
Bank Loans	0.3
Healthcare Providers & Services	0.3
Retail	0.3
Semiconductors & Semiconductor Equipment	0.2
Healthcare Equipment & Supplies	0.2
Food & Beverage	0.2
Office Electronics	0.2
Electronic Equipment & Instruments	0.2
Paper & Forest Products	0.2
Building Materials	0.2
Household Products	0.2
Auto Parts & Equipment	0.2
Commercial Mortgage-Backed Securities	0.2
Auto Components	0.2
Multi-Line Retail	0.2
Diversified Operations	0.1
Air Freight & Couriers	0.1
Distribution/Wholesale	0.1
Communication Equipment	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.1
Internet	0.1
Biotechnology	0.1
Healthcare Services	0.1
Containers & Packaging	0.1
Electrical Equipment	0.1
Broadcasting	0.1
Cosmetics & Toiletries	0.1
Automobiles	0.1
Farming & Agriculture	0.1
Automotive Parts	0.1
Advertising	0.1
Equipment Services	0.1
Hand/Machine Tools	0.1

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	51

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Industry (cont’d.)
Household Durables	0.1
Environmental Control	0.1
Independent Power Producers & Energy Traders	0.1

102.4
Options Written and Securities Sold Short	(1.4)
Other liabilities in excess of other assets	(1.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Payable to broker-variation margin	$10,563	*	Payable to broker-variation margin	$31,063	*
Interest rate contracts	Premiums paid for swap agreements	29,957		Outstanding options written, at value	152,330
Interest rate contracts	—	—		Premiums received for swap agreements	10,637
Interest rate contracts	—	—		Unrealized depreciation on swap agreements	67,578
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	73,395		Unrealized depreciation on foreign currency exchange contracts	162,210
Credit contracts	Unrealized appreciation on swap agreements	250,321		Unrealized depreciation on swap agreements	320,894
Credit contracts	Premiums paid for swap agreements	172,853		Premiums received for swap agreements	226,956
Credit contracts	—	—		Outstanding options written, at value	9,062

Total		$537,089			$980,730

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

52	Visit our website at www.prudential.com

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$968	$96,243	$(265,981)	$—	$(168,770)
Foreign exchange contracts	—	—	—	—	—	(667,930)	(667,930)
Credit contracts	—	—	—	12,395	(141,744)	—	(129,349)
Equity contracts	1,163	53,429	111,781	—	—	—	166,373

Total	$1,163	$53,429	$112,749	$108,638	$(407,725)	$(667,930)	$(799,676)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(78,173)	$38,029	$(110,475)	$—	$(150,619)
Foreign exchange contracts	—	—	—	—	279,230	279,230
Credit contracts	—	—	2,038	(311,122)	—	(309,084)
Equity contracts	(1,114)	—	—	—	—	(1,114)

Total	$(1,114)	$(78,173)	$40,067	$(421,597)	$279,230	$(181,587)

For the six months ended January 31, 2011, the Fund's average volume of derivative activities are as follows:

Written Options(1)	Futures Contracts - Long Positions(2)	Forward foreign currency exchange purchase contracts(3)	Forward foreign currency exchange sale contracts(4)	Interest rate swap agreements(5)	Credit default swap agreements - Buy Protection(5)	Credit default swap agreements - Sell Protection(5)
$133,241	$21,853,827	$10,323,613	$11,071,419	$10,788,864	$29,999,092	$2,796,667

(1)	Premium Received.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Statement of Assets and Liabilities

as of January 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $257,428,415)	$304,712,346
Affiliated investments (cost $8,775,050)	8,775,050
Foreign currency, at value (cost $340,069)	346,208
Deposit with broker	33,000
Receivable for investments sold	9,927,075
Dividends and interest receivable	1,067,986
Unrealized appreciation on swap agreements	250,321
Receivable for Fund shares sold	220,870
Premiums paid for swap agreements	202,810
Tax reclaim receivable	106,299
Unrealized appreciation on foreign currency exchange contracts	73,395
Prepaid expenses	3,746

Total assets	325,719,106

Liabilities
Payable for investments purchased	12,036,042
Securities sold short, at value (proceeds received $4,049,922)	4,059,688
Payable to custodian	845,279
Payable for Fund shares reacquired	656,633
Payable to broker	390,000
Unrealized depreciation on swap agreements	388,472
Accrued expenses and other liabilities	289,359
Premiums received for swap agreements	237,593
Management fee payable	195,661
Unrealized depreciation on foreign currency exchange contracts	162,210
Outstanding options written, at value (premiums received $131,602)	161,392
Distribution fee payable	136,513
Affiliated transfer agent fee payable	42,180
Deferred trustees’ fees	4,758
Payable to broker-variation margin	2,588

Total liabilities	19,608,368

Net Assets	$306,110,738

Net assets were comprised of:
Shares of beneficial interest, at par	$28,143
Paid-in capital, in excess of par	315,956,987

315,985,130
Undistributed net investment income	1,370,579
Accumulated net realized loss on investments	(58,262,183)
Net unrealized appreciation on investments and foreign currencies	47,017,212

Net assets, January 31, 2011	$306,110,738

See Notes to Financial Statements.

54	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share, ($188,328,437 ÷ 17,306,027 shares of common stock issued and outstanding)	$10.88
Maximum sales charge (5.5% of offering price)	.63

Maximum offering price to public	$11.51

Class B:
Net asset value, offering price and redemption price per share, ($48,056,889 ÷ 4,421,233 shares of common stock issued and outstanding)	$10.87

Class C:
Net asset value, offering price and redemption price per share, ($63,723,154 ÷ 5,863,997 shares of common stock issued and outstanding)	$10.87

Class M:
Net asset value, offering price and redemption price per share, ($630,861 ÷ 58,184 shares of common stock issued and outstanding)	$10.84

Class R:
Net asset value, offering price and redemption price per share, ($513,432 ÷ 47,187 shares of common stock issued and outstanding)	$10.88

Class X:
Net asset value, offering price and redemption price per share, ($992,474 ÷ 91,209 shares of common stock issued and outstanding)	$10.88

Class Z:
Net asset value, offering price and redemption price per share, ($3,865,491 ÷ 354,920 shares of common stock issued and outstanding)	$10.89

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	55

Statement of Operations

Six Months Ended January 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$1,837,111
Unaffiliated dividend income (net of foreign withholding taxes $26,227)	1,769,289
Affiliated dividend income	11,688

3,618,088

Expenses
Management fee	1,125,029
Distribution fee—Class A	222,958
Distribution fee—Class B	254,781
Distribution fee—Class C	319,733
Distribution fee—Class M	4,934
Distribution fee—Class R	1,381
Distribution fee—Class X	1,629
Transfer agent’s fees and expenses (including affiliated expense of $93,000)	221,000
Custodian’s fees and expenses	220,000
Reports to shareholders	41,000
Audit fee	37,000
Registration fees	35,000
Legal fee	12,000
Trustees’ fees	10,000
Insurance expense	3,000
Miscellaneous	22,305

Total expenses	2,531,750

Net investment income	1,086,338

Net Realized And Unrealized Gain (loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	9,493,107
Options written transactions	108,638
Foreign currency transactions	(728,580)
Futures transactions	112,749
Swap agreement transactions	(407,725)
Short sale transactions	50,937

8,629,126

Net change in unrealized appreciation (depreciation) on:
Investments	21,192,986
Options written	40,067
Foreign currencies	307,761
Futures	(78,173)
Swaps	(421,597)
Short Sales	(8,164)

21,032,880

Net gain on investments	29,662,006

Net Increase In Net Assets Resulting From Operations	$30,748,344

See Notes to Financial Statements.

56	Visit our website at www.prudential.com

Statement of Changes in Net Assets

(Unaudited)

	For Six Months Ended January 31, 2011	Year Ended July 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,086,338	$3,161,396
Net realized gain on investment and foreign currency transactions	8,629,126	11,876,188
Net change in unrealized appreciation on investments and foreign currencies	21,032,880	16,971,514

Net increase in net assets resulting from operations	30,748,344	32,009,098

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(1,566,050)	(2,184,004)
Class B	(72,164)	(630,487)
Class C	(97,074)	(701,868)
Class M	(1,307)	(19,580)
Class R	(3,071)	(7,038)
Class X	(10,214)	(20,047)
Class Z	(42,371)	(67,255)

	(1,792,251)	(3,630,279)

Capital Contributions (Note 2)
Class X	44	70

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,097,121	39,603,319
Net asset value of shares issued in reinvestment of dividends and distributions	1,746,791	3,492,438
Cost of shares reacquired	(30,374,162)	(71,590,026)

Net decrease in net assets resulting from Fund share transactions	(10,530,250)	(28,494,269)

Total increase (decrease)	18,425,887	(115,380)

Net Assets
Beginning of period	287,684,851	287,800,231

End of period(a)	$306,110,738	$287,684,851

(a) Includes undistributed net income of:	$1,370,579	$2,076,492

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2011.

Fund Segment
Eaton Vance Management Hotchkis and Wiley Capital Management LLC NFJ Investment Group L.P.	Large-cap value stocks

LSV Asset Management Thornburg Investment Management, Inc.	International stocks

Marsico Capital Management, LLC Massachusetts Financial Services Company	Large-cap growth stocks

EARNEST Partners, LLC Vaughan Nelson Investment Management, LP	Small-cap value stocks

Pacific Investment Management Company LLC	Core fixed income bonds

Eagle Asset Management	Small-cap growth stocks

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

58	Visit our website at www.prudential.com

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation

60	Visit our website at www.prudential.com

(depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may by delayed or limited.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than respectively the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. In the case of over-the-counter options, such premiums may be payable at a future date subject to implied volatility parameters at specified terms. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

62	Visit our website at www.prudential.com

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and to manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at the reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund took an active short position with respect to the likelihood of a particular issue’s default by selling credit default swaps. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional

64	Visit our website at www.prudential.com

value of a credit default swap agreement. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2011, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to its respective class), unrealized and realized gains or losses, are allocated

66	Visit our website at www.prudential.com

daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid annually. Distributions of net realized capital and currency gains, if any, are declared and paid annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of the average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended January 31, 2011.

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as contribution to capital.

PIMS has advised the Fund that it has received $51,598 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2011. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2011, it has received $30,196, $3,453 and $211 in contingent deferred sales charges imposed upon certain redemptions by Class B, Class C and Class M shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

68	Visit our website at www.prudential.com

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2011, aggregated $231,955,824 and $228,012,631, respectively.

Transactions in options written during the six months ended January 31, 2011 were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2010	64,100	$114,802
Written options	38,800	171,016
Expired options	(58,000)	(108,531)
Closed options	(6,100)	(45,685)

Options outstanding at January 31, 2011	38,800	$131,602

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$279,489,007	$39,304,991	$(5,306,602)	$33,998,389

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales, straddles and investments in passive foreign investment companies as of the most recent fiscal year end.

As of July 31, 2010, the capital loss carryforward for tax purposes was approximately $53,604,000 of which $12,407,000 expires in 2017 and $41,197,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

As of January 31, 2011, Prudential owns 229 shares of Class R.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

70	Visit our website at www.prudential.com

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended January 31, 2011:
Shares sold	1,462,925	$15,252,090
Shares issued in reinvestment of dividends and distributions	144,677	1,535,023
Shares reacquired	(1,732,155)	(18,102,635)

Net increase (decrease) in shares outstanding before conversion	(124,553)	(1,315,522)
Shares issued upon conversion from Class B, Class M, and Class X	741,107	7,708,299

Net increase (decrease) in shares outstanding	616,554	$6,392,777

Year ended July 31, 2010:
Shares sold	3,374,480	$32,868,781
Shares issued in reinvestment of dividends and distributions	222,963	2,144,902
Shares reacquired	(3,827,068)	(37,383,484)

Net increase (decrease) in shares outstanding before conversion	(229,625)	(2,369,801)
Shares issued upon conversion from Class B, Class M, and Class X	1,012,487	9,799,286

Net increase (decrease) in shares outstanding	782,862	$7,429,485

Class B
Six Months ended January 31, 2011:
Shares sold	119,123	$1,239,408
Shares issued in reinvestment of dividends and distributions	6,640	70,447
Shares reacquired	(384,041)	(3,978,043)

Net increase (decrease) in shares outstanding before conversion	(258,278)	(2,668,188)
Shares reaquired upon conversion into Class A	(679,198)	(7,001,631)

Net increase (decrease) in shares outstanding	(937,476)	$(9,669,819)

Year ended July 31, 2010:
Shares sold	334,168	$3,249,325
Shares issued in reinvestment of dividends and distributions	63,206	608,038
Shares reacquired	(1,614,630)	(15,695,227)

Net increase (decrease) in shares outstanding before conversion	(1,217,256)	(11,837,864)
Shares reaquired upon conversion into Class A	(896,282)	(8,648,311)

Net increase (decrease) in shares outstanding	(2,113,538)	$(20,486,175)

Class C
Six Months ended January 31, 2011:
Shares sold	143,601	$1,489,167
Shares issued in reinvestment of dividends and distributions	8,274	87,785
Shares reacquired	(700,534)	(7,223,892)

Net increase (decrease) in shares outstanding	(548,659)	$(5,646,940)

Year ended July 31, 2010:
Shares sold	317,509	$3,080,285
Shares issued in reinvestment of dividends and distributions	65,738	632,403
Shares reacquired	(1,577,767)	(15,315,107)

Net increase (decrease) in shares outstanding	(1,194,520)	$(11,602,419)

Target Asset Allocation Funds/Target Moderate Allocation Fund	71

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six Months ended January 31, 2011:
Shares sold	218	$2,187
Shares issued in reinvestment of dividends and distributions	121	1,280
Shares reacquired	(10,405)	(107,783)

Net increase (decrease) in shares outstanding before conversion	(10,066)	(104,316)
Shares reaquired upon conversion into Class A	(43,829)	(465,968)

Net increase (decrease) in shares outstanding	(53,895)	$(570,284)

Year ended July 31, 2010:
Shares sold	2,076	$19,376
Shares issued in reinvestment of dividends and distributions	2,021	19,403
Shares reacquired	(38,269)	(369,549)

Net increase (decrease) in shares outstanding before conversion	(34,172)	(330,770)
Shares reaquired upon conversion into Class A	(86,494)	(842,581)

Net increase (decrease) in shares outstanding	(120,666)	$(1,173,351)

Class R
Six Months ended January 31, 2011:
Shares sold	1,754	$18,459
Shares issued in reinvestment of dividends and distributions	289	3,071
Shares reacquired	(13,463)	(141,743)

Net increase (decrease) in shares outstanding	(11,420)	$(120,213)

Year ended July 31, 2010:
Shares sold	4,919	$47,230
Shares issued in reinvestment of dividends and distributions	732	7,038
Shares reacquired	(31,820)	(310,493)

Net increase (decrease) in shares outstanding	(26,169)	$(256,225)

Class X
Six Months ended January 31, 2011:
Shares sold	2,097	$22,634
Shares issued in reinvestment of dividends and distributions	963	10,214
Shares reacquired	(33,891)	(359,048)

Net increase (decrease) in shares outstanding	(30,831)	(326,200)
Shares reaquired upon conversion into Class A	(22,662)	(240,700)

Net increase (decrease) in shares outstanding	(53,493)	$(566,900)

Year ended July 31, 2010:
Shares sold	12,342	$119,140
Shares issued in reinvestment of dividends and distributions	2,084	20,047
Shares reacquired	(86,753)	(842,026)

Net increase (decrease) in shares outstanding	(72,327)	(702,839)
Shares reaquired upon conversion into Class A	(32,214)	(308,394)

Net increase (decrease) in shares outstanding	(104,541)	$(1,011,233)

72	Visit our website at www.prudential.com

Class Z	Shares	Amount
Six Months ended January 31, 2011:
Shares sold	6,961	$73,176
Shares issued in reinvestment of dividends and distributions	3,670	38,971
Shares reacquired	(44,367)	(461,018)

Net increase (decrease) in shares outstanding	(33,736)	$(348,871)

Year ended July 31, 2010:
Shares sold	22,533	$219,182
Shares issued in reinvestment of dividends and distributions	6,300	60,607
Shares reacquired	(173,279)	(1,674,140)

Net increase (decrease) in shares outstanding	(144,446)	$(1,394,351)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2011.

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.88		$8.97	$10.72	$12.75	$11.92	$12.56
Income (loss) from investment operations:
Net investment income	.05		.14	.19	.25	.22	.20
Net realized and unrealized gain (loss) on investment transactions	1.04		.90	(1.59)	(1.05)	1.31	.45
Total from investment operations	1.09		1.04	(1.40)	(.80)	1.53	.65
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.13)	(.25)	(.24)	(.22)	(.22)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.09)		(.13)	(.35)	(1.23)	(.70)	(1.29)
Net asset value, end of period	$10.88		$9.88	$8.97	$10.72	$12.75	$11.92
Total Return(a)	11.06%		11.67%	(12.78)%	(7.02)%	13.03%	5.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$188,328		$164,925	$142,715	$162,212	$165,073	$135,384
Average net assets (000)	$176,913		$159,007	$131,169	$169,156	$154,791	$118,651
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.40%	(f)	1.41%	1.48% (e)	1.39%	1.18%	1.33%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(f)	1.16%	1.23% (e)	1.14%	.93%	1.08%
Net investment income	1.01%	(f)	1.39%	2.18%	2.05%	1.72%	1.67%
Portfolio turnover rate	89%	(g)	140%	249%	213%	195%	324%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of 0.03%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudential.com

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.84		$8.97	$10.66	$12.70	$11.87	$12.52
Income (loss) from investment operations:
Net investment income	.01		.06	.13	.16	.12	.11
Net realized and unrealized gain (loss) on investment transactions	1.04		.91	(1.58)	(1.04)	1.32	.44
Total from investment operations	1.05		.97	(1.45)	(.88)	1.44	.55
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.10)	(.14)	(.17)	(.13)	(.13)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.02)		(.10)	(.24)	(1.16)	(.61)	(1.20)
Net asset value, end of period	$10.87		$9.84	$8.97	$10.66	$12.70	$11.87
Total Return(a)	10.64%		10.82%	(13.43)%	(7.72)%	12.27%	4.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,057		$52,726	$67,013	$110,784	$156,676	$171,286
Average net assets (000)	$50,541		$62,087	$76,425	$139,512	$167,764	$187,321
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.15%	(e)	2.16%	2.23% (d)	2.14%	1.93%	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(e)	1.16%	1.23% (d)	1.14%	.93%	1.08%
Net investment income	.27%	(e)	.65%	1.46%	1.30%	.97%	.92%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of 0.03%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	75

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.84		$8.97	$10.66	$12.70	$11.87	$12.52
Income (loss) from investment operations:
Net investment income	.01		.06	.12	.16	.12	.11
Net realized and unrealized gain (loss) on investment transactions	1.04		.91	(1.57)	(1.04)	1.32	.44
Total from investment operations	1.05		.97	(1.45)	(.88)	1.44	.55
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.10)	(.14)	(.17)	(.13)	(.13)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.02)		(.10)	(.24)	(1.16)	(.61)	(1.20)
Net asset value, end of period	$10.87		$9.84	$8.97	$10.66	$12.70	$11.87
Total Return(a)	10.64%		10.82%	(13.43)%	(7.72)%	12.27%	4.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,723		$63,077	$68,208	$100,797	$128,243	$123,378
Average net assets (000)	$63,425		$68,051	$72,815	$119,437	$129,699	$121,100
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.15%	(e)	2.16%	2.23% (d)	2.14%	1.93%	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(e)	1.16%	1.23% (d)	1.14%	.93%	1.08%
Net investment income	.26%	(e)	.64%	1.45%	1.30%	.97%	.92%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of 0.03%.

(e) Annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudential.com

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.81		$8.95	$10.64	$12.66	$11.85	$12.49
Income (loss) from investment operations:
Net investment income	.02		.06	.13	.16	.12	.11
Net realized and unrealized gain (loss) on investment transactions	1.03		.90	(1.58)	(1.02)	1.30	.45
Total from investment operations	1.05		.96	(1.45)	(.86)	1.42	.56
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.10)	(.14)	(.17)	(.13)	(.13)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.02)		(.10)	(.24)	(1.16)	(.61)	(1.20)
Net asset value, end of period	$10.84		$9.81	$8.95	$10.64	$12.66	$11.85
Total Return(a)	10.67%		10.74%	(13.46)%	(7.58)%	12.21%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$631		$1,100	$2,083	$4,709	$8,277	$6,272
Average net assets (000)	$979		$1,717	$2,764	$6,746	$8,529	$5,622
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.15%	(e)	2.16%	2.23% (d)	2.14%	1.93%	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(e)	1.16%	1.23% (d)	1.14%	.93%	1.08%
Net investment income	.30%	(e)	.64%	1.47%	1.29%	.96%	.93%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of 0.03%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.87		$8.97	$10.73	$12.76	$11.93	$12.56
Income (loss) from investment operations:
Net investment income	.04		.11	.17	.22	.18	.18
Net realized and unrealized gain (loss) on investment transactions	1.04		.91	(1.60)	(1.05)	1.32	.46
Total from investment operations	1.08		1.02	(1.43)	(.83)	1.50	.64
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.12)	(.23)	(.21)	(.19)	(.20)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.07)		(.12)	(.33)	(1.20)	(.67)	(1.27)
Net asset value, end of period	$10.88		$9.87	$8.97	$10.73	$12.76	$11.93
Total Return(a)	10.92%		11.43%	(13.03)%	(7.25)%	12.75%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$513		$578	$761	$1,950	$3,995	$3,438
Average net assets (000)	$548		$632	$1,024	$3,358	$3,679	$2,872
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.65%	(f)	1.66%	1.73% (e)	1.64%	1.43%	1.58%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(f)	1.16%	1.23% (e)	1.14%	.93%	1.08%
Net investment income	.76%	(f)	1.15%	1.97%	1.78%	1.46%	1.42%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of 0.03%.

(f) Annualized.

See Notes to Financial Statements.

78	Visit our website at www.prudential.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.88		$8.97	$10.66	$12.69	$11.87	$12.52
Income (loss) from investment operations:
Net investment income	.05		.10	.13	.16	.12	.12
Net realized and unrealized gain (loss) on investment transactions	1.04		.91	(1.58)	(1.03)	1.31	.43
Total from investment operations	1.09		1.01	(1.45)	(.87)	1.43	.55
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.10)	(.14)	(.17)	(.13)	(.13)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.09)		(.10)	(.24)	(1.16)	(.61)	(1.20)
Capital Contribution	-	(e)	- (e)	-	-	-	-
Net asset value, end of period	$10.88		$9.88	$8.97	$10.66	$12.69	$11.87
Total Return(a)	11.06%		11.28%	(13.43)%	(7.64)%	12.19%	4.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$992		$1,430	$2,235	$4,299	$5,617	$4,773
Average net assets (000)	$1,293		$1,847	$2,858	$5,199	$5,644	$3,571
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.40%	(f)	1.77%	2.21% (d)	2.08%	1.93%	2.08%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(f)	1.16%	1.23% (d)	1.14%	.93%	1.08%
Net investment income	1.03%	(f)	1.04%	1.48%	1.35%	.96%	.96%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of 0.03%.

(e) Less than $.005.

(f) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.90		$8.98	$10.74	$12.77	$11.94	$12.58
Income (loss) from investment operations:
Net investment income	.07		.16	.21	.28	.25	.24
Net realized and unrealized gain (loss) on investment transactions	1.04		.90	(1.60)	(1.05)	1.31	.44
Total from investment operations	1.11		1.06	(1.39)	(.77)	1.56	.68
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.14)	(.27)	(.27)	(.25)	(.25)
Distributions from net realized gains	-		-	(.10)	(.99)	(.48)	(1.07)
Total dividends and distributions	(.12)		(.14)	(.37)	(1.26)	(.73)	(1.32)
Net asset value, end of period	$10.89		$9.90	$8.98	$10.74	$12.77	$11.94
Total Return(a)	11.20%		11.90%	(12.55)%	(6.78)%	13.30%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,865		$3,848	$4,786	$13,558	$14,902	$13,388
Average net assets (000)	$3,864		$4,425	$8,208	$14,407	$14,168	$12,022
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.15%	(e)	1.16%	1.23% (d)	1.14%	.93%	1.08%
Expenses, excluding distribution and service (12b-1) fees	1.15%	(e)	1.16%	1.23% (d)	1.14%	.93%	1.08%
Net investment income	1.26%	(e)	1.64%	2.47%	2.30%	1.97%	1.93%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of 0.03%.

(e) Annualized.

See Notes to Financial Statements.

80	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	301 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Moderate Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A849	87612A864	87612A831	87612A856

MFSP504E4    0197588-00001-00

SEMIANNUAL REPORT	JANUARY 31, 2011

Target

Growth Allocation Fund

Objective Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudential.com/edelivery/mutualfunds

March 15, 2011

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Target Growth Allocation Fund.

Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments LLC. Portions of the Funds’ assets are assigned to carefully chosen asset managers, with the allocations actively managed on the basis of our projections for the financial markets and the managers’ individual strengths.

We believe our Target Growth Allocation Fund will help you to achieve broad, actively managed diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Judy A. Rice, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class M, 2.32%; Class R, 2.07%; Class X, 2.32%; Class Z, 1.32%. Net operating expenses apply to: Class A, 1.57%; Class B, 2.32%; Class C, 2.32%; Class M, 2.32%; Class R, 1.82%; Class X, 1.57%; Class Z, 1.32%, after contractual reduction through 11/30/2011 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	16.75%	20.08%	1.71%	24.91%	—
Class B	16.22	19.13	–2.19	15.86	—
Class C	16.33	19.11	–2.09	15.97	—
Class M	16.30	19.07	–2.02	N/A	22.44% (10/04/04)
Class R	16.56	19.79	0.37	N/A	26.23 (10/04/04)
Class X	16.76	20.20	–0.53	N/A	24.29 (10/04/04)
Class Z	16.83	20.33	2.90	28.10	—
Customized Blend	18.38	22.29	12.66	27.14	—
S&P 500 Index	17.93	22.20	11.71	13.78	—
Lipper Large-Cap Core Funds Average	17.00	19.55	9.58	16.34	—

Average Annual Total Returns (With Sales Charges) as of 12/31/10
	One Year	Five Years	Ten Years	Since Inception
Class A	7.59%	–0.21%	1.76%	—
Class B	7.92	0.02	1.57	—
Class C	12.03	0.21	1.58	—
Class M	7.01	–0.13	N/A	2.93% (10/04/04)
Class R	13.63	0.70	N/A	3.55 (10/04/04)
Class X	7.88	–0.04	N/A	3.02 (10/04/04)
Class Z	14.12	1.19	2.60	—
Customized Blend	15.13	2.75	2.48	—
S&P 500 Index	15.08	2.29	1.42	—
Lipper Large-Cap Core Funds Average	12.94	1.93	1.34	—

2	Visit our website at www.prudential.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and to 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and to 1% in the eighth year, and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in an index. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/11 is 40.05% for Classes M, R, and X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/10 is 5.17% for Classes M, R, and X.

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/11 is 31.39% for Classes M, R, and X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/10 is 4.07% for Classes M, R, and X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/11 is 30.53% for Classes M, R, and X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/10 is 3.92% for Classes M, R, and X.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Customized Blend, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

4	Visit our website at www.prudential.com

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2011, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses.

Target Asset Allocation Funds/Target Growth Allocation Fund	5

Your Fund’s Performance (continued)

The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

6	Visit our website at www.prudential.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2010, at the beginning of the period, and held through the six-month period ended January 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,167.50	1.57%	$8.58
	Hypothetical	$1,000.00	$1,017.29	1.57%	$7.98

Class B	Actual	$1,000.00	$1,162.20	2.32%	$12.64
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class C	Actual	$1,000.00	$1,163.30	2.32%	$12.65
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class M	Actual	$1,000.00	$1,163.00	2.32%	$12.65
	Hypothetical	$1,000.00	$1,013.51	2.32%	$11.77

Class R	Actual	$1,000.00	$1,165.60	1.82%	$9.93
	Hypothetical	$1,000.00	$1,016.03	1.82%	$9.25

Class X	Actual	$1,000.00	$1,167.60	1.57%	$8.58
	Hypothetical	$1,000.00	$1,017.29	1.57%	$7.98

Class Z	Actual	$1,000.00	$1,168.30	1.32%	$7.21
	Hypothetical	$1,000.00	$1,018.55	1.32%	$6.72

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at www.prudential.com

Portfolio of Investments

as of January 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS 96.0%

Aerospace & Defense 3.3%
1,600	AAR Corp.*	$42,864
28,800	BAE Systems PLC (United Kingdom)	157,775
5,612	Boeing Co. (The)	389,922
1,700	Elbit Systems Ltd. (Israel)	86,151
9,910	Embraer SA, ADR (Brazil)	327,030
6,200	Finmeccanica SpA (Italy)	83,741
21,224	General Dynamics Corp.	1,600,290
4,750	Goodrich Corp.	430,445
4,275	Hexcel Corp.*	81,311
8,450	Honeywell International, Inc.	473,285
10,500	Lockheed Martin Corp.	835,800
1,225	Moog, Inc. (Class A Stock)*	52,234
13,300	Northrop Grumman Corp.	921,690
800	Teledyne Technologies, Inc.*	37,848
816	Triumph Group, Inc.	78,360
11,331	United Technologies Corp.	921,210

		6,519,956

Air Freight & Logistics 0.5%
1,037	Atlas Air Worldwide Holdings, Inc.*	52,690
10,509	FedEx Corp.	949,173

		1,001,863

Airlines 0.1%
100,100	Air New Zealand Ltd. (New Zealand)	108,333
9,840	JetBlue Airways Corp.*	59,040

		167,373

Apparel & Textile 0.1%
1,525	Wolverine World Wide, Inc.	48,571
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	92,942

		141,513

Auto Components 0.2%
10,590	Johnson Controls, Inc.	406,550

Auto Parts & Equipment 0.2%
7,357	American Axle & Manufacturing Holdings, Inc.*	105,205

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Parts & Equipment (cont’d.)
4,954	ArvinMeritor, Inc.*	$108,294
1,800	Keihin Corp. (Japan)	41,046
2,394	WABCO Holdings, Inc.*	139,810

		394,355

Auto Related
975	Tenneco, Inc.*	40,297

Automobile Manufacturers 0.8%
18,541	Ford Motor Co.*	295,729
9,020	General Motors Co.*	329,140
1,300	Hyundai Motor Co. (South Korea)	208,164
12,000	Nissan Shatai Co. Ltd. (Japan)	104,121
6,982	Toyota Motor Corp. (Japan)	287,446
2,156	Volkswagen AG (PRFC Shares) (Germany)	348,323

		1,572,923

Automobiles 0.1%
6,000	Harley-Davidson, Inc.	237,900

Automotive Parts 0.1%
1,500	BorgWarner, Inc.*	101,145
100	Georg Fischer AG (Switzerland)*	53,919
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	89,470

		244,534

Banks 0.8%
7,100	Banco Espanol de Credito SA (Spain)	64,430
2,284	FirstMerit Corp.	41,843
27,000	Fukuoka Financial Group, Inc. (Japan)	115,749
15,600	Itau Unibanco Holding SA, (PRFC shares) ADR (Brazil)	335,400
3,366	Julius Baer Group Ltd. (Switzerland)	152,326
43,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	225,416
34,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	105,618
9,910	Standard Chartered PLC (United Kingdom)	258,592
32,500	Turkiye Garanti Bankasi A/S (Turkey)	144,629
629	UMB Financial Corp.	25,569
1,400	United Bankshares, Inc.	39,480

		1,509,052

See Notes to Financial Statements.

10	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages 0.7%
6,080	Coca-Cola Co. (The)	$382,128
8,200	Greene King PLC (United Kingdom)	62,024
7,100	Molson Coors Brewing Co. (Class B Stock)	332,777
5,593	PepsiCo, Inc.	359,686
989	Pernod-Ricard SA (France)	94,285
4,528	SABMiller PLC (United Kingdom)	146,586

		1,377,486

Biotechnology 0.4%
8,943	Amgen, Inc.*	492,580
4,370	Gilead Sciences, Inc.*	167,721
1,536	Regeneron Pharmaceuticals, Inc.*	51,733
2,785	Seattle Genetics, Inc.*	45,646

		757,680

Broadcasting 0.1%
10,826	British Sky Broadcasting Group PLC (United Kingdom)	130,929

Building Materials & Construction 0.1%
2,900	Lafarge SA (France)	171,825
625	Lennox International, Inc.	30,712

		202,537

Building Products
700	A.O. Smith Corp.	29,967

Business Services 0.3%
2,731	ICON PLC, ADR (Ireland)*	60,819
1,690	MasterCard, Inc. (Class A Stock)	399,702
1,200	URS Corp.*	53,340

		513,861

Capital Markets 1.4%
4,575	Apollo Investment Corp.	53,962
4,025	Ares Capital Corp.	67,580
2,400	Fifth Street Finance Corp.	31,632
12,232	Goldman Sachs Group, Inc. (The)	2,001,400
650	KBW, Inc.	17,387
3,900	MF Global Holdings Ltd.*	32,292
6,000	Morgan Stanley	176,400

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
4,200	State Street Corp.	$196,224
1,350	Waddell & Reed Financial, Inc. (Class A Stock)	48,762

		2,625,639

Chemicals 4.5%
2,710	Air Products & Chemicals, Inc.	236,447
1,460	Airgas, Inc.	91,498
1,700	BASF SE (Germany)	130,762
8,800	Celanese Corp. (Class A Stock)	365,112
5,300	Clariant AG (Switzerland)*	93,592
52,723	Dow Chemical Co. (The)	1,870,612
8,332	Huntsman Corp.	145,060
1,935	Intrepid Potash, Inc.*	69,931
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	117,208
2,600	Koninklijke DSM NV (Netherlands)	153,943
450	Kraton Performance Polymers, Inc.*	14,126
24,660	Monsanto Co.	1,809,551
9,000	Nippon Shokubai Co. Ltd. (Japan)	99,723
730	Potash Corp. of Saskatchewan, Inc. (Canada)	129,779
17,524	PPG Industries, Inc.	1,476,923
17,480	Praxair, Inc.	1,626,339
2,500	Scotts Miracle-Gro Co. (The) (Class A Stock)	129,175
1,325	Sensient Technologies Corp.	44,931
19,000	Toagosei Co. Ltd. (Japan)	95,127
1,700	Valspar Corp. (The)	63,529

		8,763,368

Clothing & Apparel 0.8%
18,868	NIKE, Inc. (Class B Stock)	1,556,233

Commercial Banks 3.6%
12,700	Bank Hapoalim BM (Israel)*	57,616
14,600	Bank of Ireland (Ireland)*	6,077
28,994	Fifth Third Bancorp	431,141
44,940	KeyCorp	399,966
37,723	PNC Financial Services Group, Inc.	2,263,380
1,325	Prosperity Bancshares, Inc.	53,596
23,600	Regions Financial Corp.	167,560
1,500	Societe Generale (France)	96,997
1,599	Trustmark Corp.	38,360

See Notes to Financial Statements.

12	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
300	Verwaltungs-und Privat-Bank AG (Liechtenstein)	$35,593
105,778	Wells Fargo & Co.	3,429,323

		6,979,609

Commercial Services 0.4%
12,900	Berendsen PLC (United Kingdom)	87,015
525	Consolidated Graphics, Inc.*	26,276
2,000	Corrections Corp. of America*	49,620
1,692	FTI Consulting, Inc.*	61,707
4,505	GEO Group, Inc. (The)*	107,084
850	McGrath RentCorp.	21,454
2,035	Sotheby’s	82,011
2,439	SuccessFactors, Inc.*	71,024
3,300	Verisk Analytics, Inc. (Class A Stock)*	111,639
4,932	Waste Connections, Inc.	142,880

		760,710

Commercial Services & Supplies 0.1%
1,960	Monster Worldwide, Inc.*	32,634
6,432	Waste Management, Inc.	243,580

		276,214

Communication Equipment 0.1%
5,840	Juniper Networks, Inc.*	216,781

Computer Hardware 2.3%
12,916	Apple, Inc.*	4,382,657
3,771	Logitech International SA (Switzerland)*	70,666
3,864	Radiant Systems, Inc.*	70,518

		4,523,841

Computer Services & Software 2.8%
15,540	Accenture PLC (Class A Stock) (Ireland)	799,844
4,413	Allscripts Healthcare Solutions, Inc.*	93,158
7,670	Autodesk, Inc.*	312,016
4,520	Cognizant Technology Solutions Corp. (Class A Stock)*	329,734
39,520	EMC Corp.*	983,653
2,088	Fortinet, Inc.*	80,284
1,500	Global Payments, Inc.	70,860
2,383	Informatica Corp.*	110,571

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software (cont’d.)
2,100	Itochu Techno-Solutions Corp. (Japan)	$73,182
9,560	MSCI, Inc. (Class A Stock)*	327,239
14,910	Nuance Communications, Inc.*	303,120
4,240	Red Hat, Inc.*	175,197
3,983	Research In Motion Ltd. (Canada)*	235,435
3,583	Riverbed Technology, Inc.*	128,522
6,399	salesforce.com, Inc.*	826,367
5,808	SAP AG (Germany)	335,735
4,400	Tieto Oyj (Finland)	92,653
3,750	VeriFone Systems, Inc.*	149,775

		5,427,345

Computers & Peripherals 1.0%
40,267	Hewlett-Packard Co.	1,839,799
2,125	QLogic Corp.*	37,846
3,045	Teradata Corp.*	130,905

		2,008,550

Construction 0.2%
900	Ciments Francais SA (France)	80,218
10,700	COMSYS Holdings Corp. (Japan)	111,592
21,300	Downer EDI Ltd. (Australia)	81,927
900	Meritage Homes Corp.*	20,664
1,590	Texas Industries, Inc.	63,171

		357,572

Construction & Engineering 0.1%
1,300	MYR Group, Inc.*	28,587
24,000	SembCorp Industries Ltd. (Singapore)	97,190

		125,777

Consumer Finance 0.5%
12,166	American Express Co.	527,761
6,800	Capital One Financial Corp.	327,488
1,350	First Cash Financial Services, Inc.*	44,537

		899,786

Consumer Products & Services 0.6%
2,550	Avon Products, Inc.	72,190

See Notes to Financial Statements.

14	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Products & Services (cont’d.)
5,294	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	$426,167
59,700	Pacific Brands Ltd. (Australia)*	61,907
1,440	Procter & Gamble Co. (The)	90,907
4,162	Reckitt Benckiser Group PLC (United Kingdom)	226,341
900	Snap-on, Inc.	50,967
900	Toro Co. (The)	54,738
4,379	Vitamin Shoppe, Inc.*	138,946

		1,122,163

Containers & Packaging 0.1%
2,450	Packaging Corp. of America	69,213
23,200	Rexam PLC (United Kingdom)	126,911
1,825	Silgan Holdings, Inc.	68,127

		264,251

Cosmetics & Toiletries 0.1%
6,700	Natura Cosmeticos SA (Brazil)	171,625

Distribution/Wholesale 0.2%
22,000	Marubeni Corp. (Japan)	165,637
13,600	Sumitomo Corp. (Japan)	195,925
4,800	Toyota Tsusho Corp. (Japan)	84,368

		445,930

Diversified Financial Services 3.9%
5,260	Affiliated Managers Group, Inc.*	535,626
3,759	Ameriprise Financial, Inc.	231,742
113,372	Bank of America Corp.	1,556,598
703	BlackRock, Inc.	139,208
22,420	BM&FBOVESPA SA (Brazil)	156,689
24,000	Challenger Ltd. (Australia)	109,989
344,223	Citigroup, Inc.*	1,659,155
2,446	Duff & Phelps Corp. (Class A Stock)	41,484
3,500	Fuyo General Lease Co. Ltd. (Japan)	123,858
1,560	Invesco Ltd. (Bermuda)	38,594
64,423	JPMorgan Chase & Co.	2,895,170
2,022	optionsXpress Holdings, Inc.	30,047
15,100	Tullett Prebon PLC (United Kingdom)	93,849

		7,612,009

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Manufacturing Operations 0.4%
7,838	Eaton Corp.	$846,191

Diversified Operations 0.1%
1,754	LVMH Moet Hennessy Louis Vuitton SA (France)	273,890

Diversified Telecommunication Services 1.0%
29,892	AT&T, Inc.	822,628
9,000	CenturyLink, Inc.	389,160
21,964	Verizon Communications, Inc.	782,358

		1,994,146

Electric 0.2%
1,000	Cleco Corp.	31,260
4,200	E.ON AG (Germany)	140,023
1,800	RWE AG (Germany)	129,656

		300,939

Electric Utilities 1.3%
23,658	American Electric Power Co., Inc.	844,117
22,700	Edison International	823,556
32,500	Enel SpA (Italy)	183,663
16,800	Exelon Corp.	714,168

		2,565,504

Electrical Equipment 0.1%
1,525	EnerSys*	50,051
9,021	GrafTech International Ltd.*	189,441

		239,492

Electronic Components & Equipment 1.0%
4,510	Agilent Technologies, Inc.*	188,653
24,487	Broadcom Corp. (Class A Stock)	1,104,119
2,100	Checkpoint Systems, Inc.*	43,407
2,113	Coherent, Inc.*	113,151
2,667	DTS, Inc.*	119,535
1,104	Fanuc Corp. (Japan)	174,707
2,900	FLIR Systems, Inc.*	90,016
3,327	Universal Electronics, Inc.*	87,600
2,687	Vestas Wind Systems A/S (Denmark)*	92,635

		2,013,823

See Notes to Financial Statements.

16	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 0.2%
860	Itron, Inc.*	$49,897
8,975	Tyco Electronics Ltd. (Switzerland)	325,164

		375,061

Electronics
2,336	Gentex Corp.	74,916

Energy-Alternate Sources 0.1%
600	First Solar, Inc.*	92,748

Energy Equipment & Services 0.5%
5,200	Diamond Offshore Drilling, Inc.	372,892
11,263	Halliburton Co.	506,835
1,150	Oil States International, Inc.*	77,924
1,525	Unit Corp.*	78,080

		1,035,731

Engineering/Construction 0.2%
6,150	Fluor Corp.	425,519

Entertainment & Leisure 1.0%
2,491	Bally Technologies, Inc.*	101,957
16,764	Carnival Corp. (Panama)	749,518
6,406	Carnival PLC (United Kingdom)	292,450
3,430	Hasbro, Inc.	151,229
4,650	Las Vegas Sands Corp.*	216,179
1,500	Life Time Fitness, Inc.*	59,820
4,555	Pinnacle Entertainment, Inc.*	68,689
9,889	Shuffle Master, Inc.*	102,203
10,500	Tabcorp Holdings Ltd. (Australia)	72,945
24,000	Thomas Cook Group PLC (United Kingdom)	73,275

		1,888,265

Environmental Control 0.1%
1,820	Stericycle, Inc.*	142,852

Equipment Services
3,600	Kyoei Steel Ltd. (Japan)	51,501

Farming & Agriculture 0.1%
1,700	Bunge Ltd. (Bermuda)	115,719

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Farming & Agriculture (cont’d.)
78,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	$56,504

		172,223

Financial - Bank & Trust 1.5%
3,250	Astoria Financial Corp.	46,280
9,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	116,633
22,200	Banco Santander SA (Spain)	272,036
625	Bank of Hawaii Corp.	29,294
25,900	Barclays PLC (United Kingdom)	121,870
6,371	BNP Paribas (France)	476,268
7,620	Charles Schwab Corp. (The)	137,541
77,177	China Merchants Bank Co. Ltd. (Class H Stock) (China)	183,103
7,600	Credit Agricole SA (France)	112,276
4,700	Credit Suisse Group AG (Switzerland)	210,156
2,200	Danske Bank A/S (Denmark)*	58,995
7,200	Deutsche Bank AG (Germany)	425,565
3,561	Dexia NV/SA (Belgium)*	14,856
96,100	Mizuho Financial Group, Inc. (Japan)	185,526
6,200	National Australia Bank Ltd. (Australia)	152,983
6,400	Sumitomo Mitsui Financial Group, Inc. (Japan)	217,600
10,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	60,312

		2,821,294

Financial Services 1.7%
3,250	Associated Banc-Corp.	45,435
660	CME Group, Inc.	203,650
3,700	DnB NOR ASA (Norway)	50,931
1,800	Eaton Vance Corp.	54,540
4,000	Hitachi Capital Corp. (Japan)	63,496
13,310	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	306,685
299,400	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	224,074
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	12,790
2,200	Jefferies Group, Inc.	55,022
800	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	125,305
2,350	Raymond James Financial, Inc.	85,117
72,678	U.S. Bancorp	1,962,306
1,040	Visa, Inc. (Class A Stock)	72,644

		3,261,995

See Notes to Financial Statements.

18	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food 1.2%
1,300	Axfood AB (Sweden)	$47,065
700	Casino Guichard Perrachon SA (France)	68,401
11,800	Dairy Crest Group PLC (United Kingdom)	73,339
2,500	Delhaize Group SA (Belgium)	197,295
1,594	Fresh Market, Inc. (The)*	58,611
88,500	Goodman Fielder Ltd. (Australia)	111,267
5,200	Koninklijke Ahold NV (Netherlands)	70,413
9,640	Kraft Foods, Inc. (Class A Stock)	294,695
34,870	Marston’s PLC (United Kingdom)	57,085
17,827	Nestle SA (Switzerland)	964,055
26,000	Nichirei Corp. (Japan)	118,667
46,600	Northern Foods PLC (United Kingdom)	55,611
900	Nutreco NV (Netherlands)	64,064
9,700	Tate & Lyle PLC (United Kingdom)	85,691
1,460	Whole Foods Market, Inc.	75,497

		2,341,756

Food & Staples Retailing 1.4%
2,542	BJ’s Restaurants, Inc.*	89,809
28,234	CVS Caremark Corp.	965,603
23,400	Safeway, Inc.	484,146
20,789	Wal-Mart Stores, Inc.	1,165,639

		2,705,197

Food Products 0.1%
12,500	ConAgra Foods, Inc.	279,125

Gas Utilities 0.2%
7,797	Sempra Energy	405,990

Hand/Machine Tools 0.1%
1,438	Regal-Beloit Corp.	95,972
2,190	Stanley Black & Decker, Inc.	159,169

		255,141

Healthcare Equipment & Supplies 0.3%
1,516	Arthrocare Corp.*	42,433
8,690	Medtronic, Inc.	333,001
900	Teleflex, Inc.	51,588
3,334	Thoratec Corp.*	78,649

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
725	West Pharmaceutical Services, Inc.	$28,992

		534,663

Healthcare Products 0.7%
4,352	Bruker Corp.*	76,160
1,000	Cantel Medical Corp.	21,290
18,358	Covidien PLC (Ireland)	871,454
2,660	Delcath Systems, Inc.*	25,164
1,700	Gen-Probe, Inc.*	106,913
2,630	Hospira, Inc.*	145,255
800	IDEXX Laboratories, Inc.*	57,360

		1,303,596

Healthcare Providers & Services 0.5%
1,200	Amedisys, Inc.*	40,908
4,800	CIGNA Corp.	201,696
2,720	Express Scripts, Inc.*	153,218
1,000	MEDNAX, Inc.*	66,150
11,880	UnitedHealth Group, Inc.	487,674

		949,646

Healthcare Services 0.1%
1,500	AMERIGROUP Corp.*	78,555
2,829	Centene Corp.*	78,420
900	Covance, Inc.*	50,742
1,800	Healthways, Inc.*	21,546

		229,263

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	65,411

Holding Companies
94,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	89,384

Hotels, Restaurants & Leisure 1.9%
1,025	Buffalo Wild Wings, Inc.*	44,864
5,750	Marriott International, Inc. (Class A Stock)	227,068
26,077	McDonald’s Corp.	1,921,093
3,715	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	45,174
6,195	Wynn Resorts Ltd.	720,664

See Notes to Financial Statements.

20	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
14,608	Yum! Brands, Inc.	$683,070

		3,641,933

Household Products 0.2%
7,195	Kimberly-Clark Corp.	465,732

Independent Power Producers & Energy Traders 0.1%
19,600	Drax Group PLC (United Kingdom)	121,817

Industrial Conglomerates 1.0%
2,870	3M Co.	252,330
61,160	General Electric Co.	1,231,762
10,320	Tyco International Ltd. (Switzerland)	462,646

		1,946,738

Industrial Products 0.6%
1,300	Harsco Corp.	41,951
21,200	Kurabo Industries Ltd. (Japan)	39,576
7,330	Precision Castparts Corp.	1,048,117

		1,129,644

Insurance 3.9%
11,090	Aflac, Inc.	638,562
2,100	Allianz SE (Germany)	291,691
26,600	Allstate Corp. (The)	828,324
925	Aspen Insurance Holdings Ltd. (Bermuda)	27,796
13,800	Aviva PLC (United Kingdom)	97,883
1,400	Baloise Holding AG (Switzerland)	144,004
45,100	Beazley PLC (United Kingdom)	85,897
6,325	Brit Insurance Holdings NV (Netherlands)*	105,977
8,225	CNO Financial Group, Inc.*	52,064
107	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	168,107
1,575	Delphi Financial Group, Inc. (Class A Stock)	45,329
21,500	Genworth Financial, Inc. (Class A Stock)*	291,755
1,375	Hanover Insurance Group, Inc. (The)	65,038
2,162	HCC Insurance Holdings, Inc.	65,465
21,100	ING Groep NV, CVA (Netherlands)*	240,473
56,100	Legal & General Group PLC (United Kingdom)	99,749
21,922	Lincoln National Corp.	632,230
4,900	Loews Corp.	196,245

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
7,000	Marsh & McLennan Cos., Inc.	$195,160
31,502	MetLife, Inc.	1,441,847
3,988	MGIC Investment Corp.*	33,459
44,900	Old Mutual PLC (United Kingdom)	90,335
2,300	Protective Life Corp.	63,411
1,200	Reinsurance Group of America, Inc.	69,072
3,100	SCOR SE (France)	85,800
1,200	State Auto Financial Corp.	18,300
2,500	Swiss Reinsurance Co. Ltd. (Switzerland)	142,876
1,725	Tower Group, Inc.	44,919
9,797	Travelers Cos., Inc. (The)	551,179
1,200	United Fire & Casualty Co.	24,054
3,900	Unum Group	97,266
17,200	XL Group PLC (Ireland)	394,224
800	Zurich Financial Services AG (Switzerland)	218,559

		7,547,050

Internet Services 2.4%
11,388	Amazon.com, Inc.*	1,931,860
1,500	Digital River, Inc.*	47,610
2,578	F5 Networks, Inc.*	279,404
1,840	Google, Inc. (Class A Stock)*	1,104,662
2,661	priceline.com, Inc.*	1,140,292
3,271	Sapient Corp.	39,089
5,683	TIBCO Software, Inc.*	124,912

		4,667,829

Internet Software & Services 2.2%
11,191	Baidu, Inc., ADR (Cayman Islands)*	1,215,678
92,386	Oracle Corp.	2,959,124
3,360	VeriSign, Inc.	113,064

		4,287,866

IT Services 1.1%
975	CACI International, Inc. (Class A Stock)*	54,103
12,087	International Business Machines Corp.	1,958,094
50,600	Logica PLC (United Kingdom)	110,070
3,875	SRA International, Inc. (Class A Stock)*	103,385

		2,225,652

See Notes to Financial Statements.

22	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.5%
15,500	Thermo Fisher Scientific, Inc.*	$887,685

Machinery 0.7%
2,400	Actuant Corp. (Class A Stock)	66,552
1,600	Bucyrus International, Inc.	145,216
6,831	Cummins, Inc.	723,266
525	Lincoln Electric Holdings, Inc.	35,553
7,169	PACCAR, Inc.	404,977
650	Valmont Industries, Inc.	60,411

		1,435,975

Machinery & Equipment 0.2%
2,037	Caterpillar, Inc.	197,610
8,700	Kyowa Exeo Corp. (Japan)	85,389
1,100	Rheinmetall AG (Germany)	94,189

		377,188

Machinery-Construction & Mining 0.2%
11,863	Komatsu Ltd. (Japan)	353,842

Manufacturing 1.1%
37,266	Danaher Corp.	1,716,472
4,793	Illinois Tool Works, Inc.	256,378
1,800	Siemens AG (Germany)	230,748

		2,203,598

Media 1.8%
10,500	CBS Corp. (Class B Stock)	208,215
19,500	Comcast Corp. (Special Class A Stock)	418,080
9,060	DIRECTV (Class A Stock)*	384,053
1,720	Discovery Communications, Inc. (Class A Stock)*	67,080
8,198	Pearson PLC (United Kingdom)	134,471
2,865	Publicis Groupe SA (France)	147,451
2,300	Thomson Reuters Corp. (Canada)	91,876
8,258	Time Warner Cable, Inc.	560,140
15,000	Time Warner, Inc.	471,750
5,230	Viacom, Inc. (Class B Stock)	217,307
20,927	Walt Disney Co. (The)	813,433
975	Wiley, (John) & Sons, Inc. (Class A Stock)	44,801

		3,558,657

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Medical Supplies & Equipment 0.2%
3,700	Fresenius Medical Care AG & Co. KGaA (Germany)	$216,489
1,410	Quality Systems, Inc.	112,574
1,861	Sirona Dental Systems, Inc.*	81,531
2,114	Vital Images, Inc.*	28,095

		438,689

Metals & Mining 2.6%
355	Aperam (Luxembourg)*	14,557
7,100	ArcelorMittal (Luxembourg)	258,675
5,444	BHP Billiton Ltd. (Australia)	242,196
5,884	BHP Billiton Ltd., ADR (Australia)	523,853
18,019	BHP Billiton PLC, ADR (United Kingdom)	1,382,237
23,600	BlueScope Steel Ltd. (Australia)	50,252
7,200	Boliden AB (Sweden)	150,148
2,000	Cameco Corp. (Canada)	82,940
3,424	Cloud Peak Energy, Inc.*	77,964
10,699	Freeport-McMoRan Copper & Gold, Inc.	1,163,516
2,140	Northwest Pipe Co.*	46,802
58,200	OneSteel Ltd. (Australia)	158,657
2,195	RTI International Metals, Inc.*	63,414
3,240	Southern Copper Corp.	145,217
3,770	Teck Resources Ltd. (Class B Stock) (Canada)	228,462
3,550	Thompson Creek Metals Co., Inc. (Canada)*	48,067
2,500	ThyssenKrupp AG (Germany)	101,180
1,700	Timken Co.	79,934
3,469	Titanium Metals Corp.*	65,391
4,788	United States Steel Corp.	276,124

		5,159,586

Multi-Line Insurance 0.1%
4,300	AXA SA (France)	91,018

Multi-Line Retail 0.3%
15,600	JC Penney Co., Inc.	500,292

Multi-Utilities 0.5%
4,000	Dominion Resources, Inc.	174,160
1,325	NorthWestern Corp.	37,418
24,117	Public Service Enterprise Group, Inc.	782,114

		993,692

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Office Electronics 0.3%
4,202	Canon, Inc. (Japan)	$206,838
34,500	Xerox Corp.	366,390

		573,228

Oil & Gas 2.0%
14,437	Anadarko Petroleum Corp.	1,112,804
10,702	BG Group PLC (United Kingdom)	240,173
2,300	Brigham Exploration Co.*	68,103
10,400	Caltex Australia Ltd. (Australia)	139,509
2,083	Cenovus Energy, Inc. (Canada)	71,975
10,396	Hess Corp.	874,511
5,172	Oasis Petroleum, Inc.*	165,349
3,300	Statoil ASA (Norway)	80,109
5,400	Total SA (France)	315,809
4,900	Total SA, ADR (France)	287,973
21,390	Weatherford International Ltd. (Switzerland)*	507,371

		3,863,686

Oil, Gas & Consumable Fuels 7.3%
1,804	Air Liquide SA (France)	225,333
12,479	Apache Corp.	1,489,493
21,800	BP PLC (United Kingdom)	169,311
2,100	Cabot Oil & Gas Corp.	87,423
6,480	Cameron International Corp.*	345,384
4,870	Canadian Natural Resources Ltd. (Canada)	217,152
13,000	Chesapeake Energy Corp.	383,890
8,600	Chevron Corp.	816,398
130,725	CNOOC Ltd. (Hong Kong)	290,987
34,490	ConocoPhillips	2,464,655
900	Core Laboratories NV (Netherlands)	82,134
8,700	ENI SpA (Italy)	206,071
7,659	EOG Resources, Inc.	814,841
10,205	Exxon Mobil Corp.	823,339
12,800	JX Holdings, Inc. (Japan)	86,754
4,286	Lufkin Industries, Inc.	285,962
11,600	Marathon Oil Corp.	530,120
1,340	Noble Energy, Inc.	122,074
14,842	Occidental Petroleum Corp.	1,434,925
2,600	OMV AG (Austria)	115,337
1,000	ONEOK, Inc.	58,890

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
6,000	Repsol YPF SA (Spain)	$188,737
2,275	Resolute Energy Corp.*	41,178
14,100	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	490,343
10,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	712,757
11,543	Schlumberger Ltd. (Netherlands)	1,027,212
4,026	Seadrill Ltd. (Bermuda)	132,448
1,200	South Jersey Industries, Inc.	62,688
3,520	Southwestern Energy Co.*	139,040
1,500	Swift Energy Co.*	63,990
9,100	Valero Energy Corp.	230,776
1,500	WGL Holdings, Inc.	54,090

		14,193,732

Paper & Forest Products 0.1%
34,600	DS Smith PLC (United Kingdom)	111,901
2,600	Louisiana-Pacific Corp.*	26,104
7,700	Svenska Cellulosa AB SCA (Class B Stock) (Sweden)	134,309

		272,314

Pharmaceuticals 5.5%
18,994	Abbott Laboratories	857,769
1,820	Allergan, Inc.	128,510
4,511	American Medical Systems Holdings, Inc.*	88,055
8,710	AmerisourceBergen Corp.	312,341
6,200	AstraZeneca PLC (United Kingdom)	300,972
2,534	BioMarin Pharmaceutical, Inc.*	64,414
1,203	Catalyst Health Solutions, Inc.*	52,210
23,200	Eli Lilly & Co.	806,664
11,500	GlaxoSmithKline PLC (United Kingdom)	207,883
5,500	H. Lundbeck A/S (Denmark)	114,152
684	Herbalife Ltd. (Cayman Islands)	44,686
24,603	Johnson & Johnson	1,470,521
5,000	Kyorin Holdings, Inc. (Japan)	91,334
8,315	Mead Johnson Nutrition Co.	482,021
4,170	Medco Health Solutions, Inc.*	254,453
36,385	Merck & Co., Inc.	1,206,890
1,500	Miraca Holdings, Inc. (Japan)	57,352
8,067	Novartis AG (Switzerland)	449,069
5,100	Novartis AG, ADR (Switzerland)	284,886
2,788	Novo Nordisk A/S (Class B Stock) (Denmark)	314,159

See Notes to Financial Statements.

26	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
103,226	Pfizer, Inc.	$1,880,778
2,200	Pharmaceutical Product Development, Inc.	64,108
1,113	Salix Pharmaceuticals Ltd.*	45,600
3,800	Sanofi-Aventis SA (France)	259,488
37,999	Sinopharm Group Co. (Class H Stock) (China)	134,991
1,500	Takeda Pharmaceutical Co. Ltd. (Japan)	72,301
12,112	Teva Pharmaceutical Industries Ltd., ADR (Israel)	661,921

		10,707,528

Professional Services
1,200	Towers Watson & Co. (Class A Stock)	65,436

Real Estate Investment Trusts 1.0%
26,100	Annaly Capital Management, Inc.	465,363
2,980	AvalonBay Communities, Inc.	345,471
2,613	Boston Properties, Inc.	246,589
3,295	DiamondRock Hospitality Co.*	39,968
1,429	Dupont Fabros Technology, Inc.	32,753
1,700	First Potomac Realty Trust	27,370
1,575	Government Properties Income Trust	40,792
850	Kilroy Realty Corp.	32,419
1,450	LaSalle Hotel Properties	40,267
4,900	Medical Properties Trust, Inc.	53,802
400	Mid-America Apartment Communities, Inc.	25,500
3,428	Redwood Trust, Inc.	51,317
1,500	Simon Property Group, Inc.	152,175
3,644	Vornado Realty Trust	321,000

		1,874,786

Retail 0.4%
6,400	Aoyama Trading Co. Ltd. (Japan)	108,112
4,734	Genesco, Inc.*	175,773
32,100	Home Retail Group PLC (United Kingdom)	111,014
51,536	Kingfisher PLC (United Kingdom)	208,033
2,000	Tsuruha Holdings, Inc. (Japan)	96,208

		699,140

Retail & Merchandising 3.0%
3,200	Abercrombie & Fitch Co. (Class A Stock)	161,312
4,151	Cash America International, Inc.	166,995

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
4,859	Chico’s FAS, Inc.	$53,060
78,667	Cie Financiere Richemont SA, ADR (Switzerland)	424,802
4,400	Circle K Sunkus Co. Ltd. (Japan)	70,716
6,320	Costco Wholesale Corp.	454,029
9,180	Kohl’s Corp.*	466,160
12,900	Lowe’s Cos., Inc.	319,920
2,700	NEXT PLC (United Kingdom)	85,505
10,460	Nordstrom, Inc.	430,743
2,700	Rallye SA (France)	122,102
4,300	Shimachu Co. Ltd. (Japan)	96,478
29,224	Staples, Inc.	651,987
64	Starbucks Corp.	2,018
11,706	Target Corp.	641,840
24,245	TJX Cos., Inc. (The)	1,148,971
72,500	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	201,644
10,450	Walgreen Co.	422,598

		5,920,880

Retail Apparel 0.1%
6,919	Hennes & Mauritz AB (Class B Stock) (Sweden)	226,998

Retailers-Food & Drug 0.1%
43,195	Tesco PLC (United Kingdom)	278,635

Semiconductor Components 0.1%
15,800	ARM Holdings PLC (United Kingdom)	130,595

Semiconductors 0.7%
13,300	Advanced Micro Devices, Inc.*	104,139
5,400	ASML Holding NV (Netherlands)	226,854
18,038	Intel Corp.	387,096
2,257	Netlogic Microsystems, Inc.*	78,679
1,281	OYO Geospace Corp.*	122,758
2,520	Rovi Corp.*	155,635
650	Silicon Laboratories, Inc.*	28,912
675	Skyworks Solutions, Inc.*	21,445
4,468	Teradyne, Inc.*	74,526
1,725	TriQuint Semiconductor, Inc.*	22,701
1,855	Varian Semiconductor Equipment Associates, Inc.*	82,455
1,559	Veeco Instruments, Inc.*	67,442

		1,372,642

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software 1.6%
1,902	ANSYS, Inc.*	$99,760
900	Blackboard, Inc.*	34,974
26,405	CA, Inc.	628,439
1,600	Cerner Corp.*	158,160
3,700	Check Point Software Technologies Ltd. (Israel)*	164,835
8,586	Compuware Corp.*	92,042
5,630	Intuit, Inc.*	264,216
2,801	MedAssets, Inc.*	54,984
51,883	Microsoft Corp.	1,438,456
2,363	Progress Software Corp.*	67,662
1,150	Tyler Technologies, Inc.*	23,862

		3,027,390

Specialty Retail 0.9%
3,720	Aaron’s, Inc.	71,387
7,602	Best Buy Co., Inc.	258,468
24,600	Gap, Inc. (The)	474,042
8,230	Home Depot, Inc. (The)	302,617
12,345	Tiffany & Co.	717,615

		1,824,129

Steel Producers/Products
1,100	Voestalpine AG (Austria)	49,361

Telecommunications 2.5%
1,650	Amdocs Ltd. (Guernsey)*	48,081
2,960	America Movil SAB de CV (Class L Stock), ADR (Mexico)	168,690
4,300	Arris Group, Inc.*	53,664
61,900	BT Group PLC (United Kingdom)	174,016
51,715	Cisco Systems, Inc.*	1,093,772
4,840	Corning, Inc.	107,496
3,470	Crown Castle International Corp.*	146,330
3,793	EMS Technologies, Inc.*	69,526
3,000	France Telecom SA (France)	65,534
9,000	HTC Corp. (Taiwan)	302,544
20	KDDI Corp. (Japan)	112,585
1,866	NICE Systems Ltd., ADR (Israel)*	61,056
4,000	Nippon Telegraph & Telephone Corp. (Japan)	185,580
10,600	Nokia Oyj (Finland)	113,492
100	NTT DoCoMo, Inc. (Japan)	178,825

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunications (cont’d.)
10,370	QUALCOMM, Inc.	$561,328
5,888	Rogers Communications, Inc. (Class B Stock) (Canada)	205,609
1,200	SBA Communications Corp. (Class A Stock)*	48,960
102,700	Telecom Italia SpA (Italy)	145,955
16,446	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	203,437
14,812	Telefonica SA (Spain)	372,034
48,500	Telstra Corp. Ltd. (Australia)	135,690
7,800	Vivendi (France)	223,573

		4,777,777

Textiles, Apparel & Luxury Goods 0.1%
4,200	Jones Group, Inc. (The)	53,298
2,450	Phillips-Van Heusen Corp.	143,007
1,249	Steven Madden Ltd.*	47,674

		243,979

Thrifts & Mortgage Finance
3,225	Washington Federal, Inc.	55,760

Tobacco 0.7%
15,400	Altria Group, Inc.	362,054
7,294	British American Tobacco PLC (United Kingdom)	269,313
12,586	Philip Morris International, Inc.	720,423

		1,351,790

Trading Companies & Distributors
1,550	WESCO International, Inc.*	86,878

Transportation 1.9%
1,000	Bristow Group, Inc.*	51,490
3,210	Canadian National Railway Co. (Canada)	217,633
3,820	Kansas City Southern*	190,924
1,930	Landstar System, Inc.	79,960
23,000	Sankyu, Inc. (Japan)	101,491
10,000	Seino Holding Co. Ltd. (Japan)	69,519
26,667	Union Pacific Corp.	2,523,498
5,300	United Parcel Service, Inc. (Class B Stock)	379,586
825	Werner Enterprises, Inc.	20,336

		3,634,437

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Utilities 0.6%
2,200	El Paso Electric Co.*	$59,290
11,325	Peabody Energy Corp.	718,232
8,137	PG&E Corp.	376,580

		1,154,102

Wireless Telecommunication Services 0.9%
11,090	American Tower Corp. (Class A Stock)*	564,037
82,800	Vodafone Group PLC (United Kingdom)	232,572
33,035	Vodafone Group PLC, ADR (United Kingdom)	936,873

		1,733,482

	TOTAL COMMON STOCKS (cost $144,297,336)	187,274,609

EXCHANGE TRADED FUNDS 0.1%
359	iShares Russell 2000 Growth Index Fund	31,179
1,400	iShares Russell 2000 Value Index Fund	99,400

	TOTAL EXCHANGE TRADED FUNDS (cost $117,739)	130,579

PREFERRED STOCK* 0.1%

Commercial Banks
7,325	Wells Fargo & Co., Series J, 8.00%, CVT (cost $139,923)	200,778

	TOTAL LONG-TERM INVESTMENTS (cost $144,554,998)	187,605,966

SHORT-TERM INVESTMENT 3.9%

AFFILIATED MONEY MARKET MUTUAL FUND
7,627,721	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,627,721; Note 3)(a)	7,627,721

	TOTAL INVESTMENTS(b) 100.1% (cost $152,182,719; Note 5)	195,233,687
	Liabilities in excess of other assets(c) (0.1)%	(176,801)

	NET ASSETS 100%	$195,056,886

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen

CVT—Convertible Security

PRFC—Preference Shares

MXN—Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	As of January 31, 2011, 64 securities representing $8,500,527 and 4.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	727	$58,152	$59,394	$1,242
Expiring 05/24/11	State Street Bank	MXN	688	56,131	56,159	28

				$114,283	$115,553	$1,270

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	5,000	$399,667	$408,373	$(8,706)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$178,774,082	$8,500,527	$—
Exchange Traded Funds	130,579	—	—
Preferred Stock	200,778	—	—
Affiliated Money Market Mutual Fund	7,627,721	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(7,436)	—

Total	$186,733,160	$8,493,091	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	7.3%
Pharmaceuticals	5.5
Chemicals	4.5
Affiliated Money Market Mutual Fund	3.9
Diversified Financial Services	3.9
Insurance	3.9
Commercial Banks	3.7
Aerospace & Defense	3.3
Retail & Merchandising	3.0
Computer Services & Software	2.8
Metals & Mining	2.6
Telecommunications	2.5
Internet Services	2.4
Computer Hardware	2.3
Internet Software & Services	2.2
Oil & Gas	2.0

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Hotels, Restaurants & Leisure	1.9%
Transportation	1.9
Media	1.8
Financial Services	1.7
Software	1.6
Financial—Bank & Trust	1.5
Food & Staples Retailing	1.4
Capital Markets	1.4
Electric Utilities	1.3
Food	1.2
IT Services	1.1
Manufacturing	1.1
Electronic Components & Equipment	1.0
Computers & Peripherals	1.0
Diversified Telecommunication Services	1.0
Industrial Conglomerates	1.0
Entertainment & Leisure	1.0
Real Estate Investment Trusts	1.0
Specialty Retail	0.9
Wireless Telecommunication Services	0.9
Automobile Manufacturers	0.8
Clothing & Apparel	0.8
Banks	0.8
Machinery	0.7
Beverages	0.7
Semiconductors	0.7
Tobacco	0.7
Healthcare Products	0.7
Utilities	0.6
Industrial Products	0.6
Consumer Products & Services	0.6
Energy Equipment & Services	0.5
Air Freight & Logistics	0.5
Multi-Utilities	0.5
Healthcare Providers & Services	0.5
Consumer Finance	0.5
Life Sciences Tools & Services	0.5
Diversified Manufacturing Operations	0.4
Commercial Services	0.4
Biotechnology	0.4
Retail	0.4
Office Electronics	0.3
Healthcare Equipment & Supplies	0.3
Business Services	0.3
Multi-Line Retail	0.3
Household Products	0.2
Distribution/Wholesale	0.2
Medical Supplies & Equipment	0.2
Engineering/Construction	0.2

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Auto Components	0.2%
Gas Utilities	0.2
Auto Parts & Equipment	0.2
Machinery & Equipment	0.2
Electronic Equipment & Instruments	0.2
Construction	0.2
Machinery—Construction & Mining	0.2
Electric	0.2
Food Products	0.1
Retailers—Food & Drug	0.1
Commercial Services & Supplies	0.1
Diversified Operations	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.1
Hand/Machine Tools	0.1
Automotive Parts	0.1
Textiles, Apparel & Luxury Goods	0.1
Electrical Equipment	0.1
Automobiles	0.1
Healthcare Services	0.1
Retail Apparel	0.1
Communication Equipment	0.1
Building Materials & Construction	0.1
Farming & Agriculture	0.1
Cosmetics & Toiletries	0.1
Airlines	0.1
Environmental Control	0.1
Apparel & Textile	0.1
Broadcasting	0.1
Semiconductor Components	0.1
Exchange Traded Funds	0.1
Construction & Engineering	0.1
Independent Power Producers & Energy Traders	0.1
Energy—Alternate Sources	0.1
Multi-Line Insurance	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	35

Portfolio of Investments

as of January 31, 2011 (Unaudited) continued

Fair values of derivative instruments as of January 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$1,270	Unrealized depreciation on foreign currency exchange contracts	$8,706

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(105,298)	$(105,298)
Equity contracts	49,661	861	—	50,522

Total	$49,661	$861	$(105,298)	$(54,776)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Warrants	Forward Currency Contracts	Total
Foreign exchange contracts		$—	$45,876	$45,876
Equity contracts		(816)	—	(816)

Total		$(816)	$45,876	$45,060

For the six months ended January 31, 2011, the Fund’s average volume of derivative activities are as follows:

Forward Foreign Currency Exchange Purchase Contracts(1)	Forward Foreign Currency Exchange Sale Contracts(2)
$659,058	$1,230,642

(1)	Value at Settlement Date Payable.
(2)	Value at Settlement Date Receivable.

See Notes to Financial Statements.

36	Visit our website at www.prudential.com

Financial Statements

(Unaudited)

JANUARY 31, 2011	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Growth Allocation Fund

Statement of Assets and Liabilities

as of January 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $144,554,998)	$187,605,966
Affiliated investments (cost $7,627,721)	7,627,721
Foreign currency, at value (cost $248,887)	248,327
Receivable for investments sold	1,171,917
Dividends and interest receivable	235,088
Receivable for Fund shares sold	187,717
Tax reclaim receivable	136,490
Unrealized appreciation on foreign currency exchange contracts	1,270
Prepaid expenses	2,253

Total assets	197,216,749

Liabilities
Payable for investments purchased	851,406
Payable for Fund shares reacquired	533,979
Accrued expenses and other liabilities	273,711
Payable to custodian	248,053
Management fee payable	124,819
Distribution fee payable	90,824
Affiliated transfer agent fee payable	23,599
Unrealized depreciation on foreign currency exchange contracts	8,706
Deferred trustees’ fees	4,766

Total liabilities	2,159,863

Net Assets	$195,056,886

Net assets were comprised of:
Shares of beneficial interest, at par	$17,753
Paid-in capital, in excess of par	215,072,801

215,090,554
Accumulated net investment loss	(39,115)
Accumulated net realized loss on investment and foreign currency transactions	(63,058,903)
Net unrealized appreciation on investments and foreign currencies	43,064,350

Net assets, January 31, 2011	$195,056,886

See Notes to Financial Statements.

38	Visit our website at www.prudential.com

Class A:
Net asset value and redemption price per share,
($115,354,601 / 10,158,235 shares of common stock issued and outstanding)	$11.36
Maximum sales charge (5.5% of offering price)	0.66

Maximum offering price to public	$12.02

Class B:
Net asset value, offering price and redemption price per share,
($29,926,865 / 2,859,833 shares of common stock issued and outstanding)	$10.46

Class C:
Net asset value, offering price and redemption price per share,
($46,555,185 / 4,445,894 shares of common stock issued and outstanding)	$10.47

Class M:
Net asset value, offering price and redemption price per share,
($710,427 / 67,694 shares of common stock issued and outstanding)	$10.49

Class R:
Net asset value, offering price and redemption price per share,
($95,440 / 8,478 shares of common stock issued and outstanding)	$11.26

Class X:
Net asset value, offering price and redemption price per share,
($683,725 / 64,578 shares of common stock issued and outstanding)	$10.59

Class Z:
Net asset value, offering price and redemption price per share,
($1,730,643 / 148,394 shares of common stock issued and outstanding)	$11.66

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	39

Statement of Operations

Six Months Ended January 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $20,656)	$1,668,627
Affiliated dividend income	8,176
Unaffiliated interest income	43

1,676,846

Expenses
Management fee	699,264
Distribution fee—Class A	134,893
Distribution fee—Class B	148,560
Distribution fee—Class C	225,717
Distribution fee—Class M	4,424
Distribution fee—Class R	220
Distribution fee—Class X	1,363
Transfer agent’s fees and expenses (including affiliated expense of $65,000)	210,000
Custodian’s fees and expenses	181,000
Registration fees	38,000
Reports to shareholders	33,000
Audit fee	21,000
Legal fee	12,000
Trustees’ fees	9,000
Insurance expense	2,000
Loan interest expense (Note 7)	146
Miscellaneous	20,777

Total expenses	1,741,364

Net investment loss	(64,518)

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	7,880,817
Foreign currency transactions	(84,069)

7,796,748

Net change in unrealized appreciation on:
Investments	20,541,631
Foreign currencies	51,458

20,593,089

Net gain on investments	28,389,837

Net Increase In Net Assets Resulting From Operations	$28,325,319

See Notes to Financial Statements.

40	Visit our website at www.prudential.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2011	Year Ended July 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$(64,518)	$101,739
Net realized gain on investment and foreign currency transactions	7,796,748	8,401,963
Net change in unrealized appreciation on investments and foreign currencies	20,593,089	12,128,049

Net increase in net assets resulting from operations	28,325,319	20,631,751

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	—	(692,970)
Class B	—	(30,521)
Class C	—	(43,549)
Class M	—	(1,724)
Class R	—	(334)
Class X	—	(10,591)
Class Z	—	(14,029)

	—	(793,718)

Capital Contributions (Note 2)
Class X	38	2,204

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,782,806	18,769,084
Net asset value of shares issued in reinvestment of dividends and distributions	—	778,102
Cost of shares reacquired	(18,618,665)	(46,390,204)

Net decrease in net assets resulting from Fund share transactions	(9,835,859)	(26,843,018)

Total increase (decrease)	18,489,498	(7,002,781)

Net Assets
Beginning of period	176,567,388	183,570,169

End of period(a)	$195,056,886	$176,567,388

(a) Includes undistributed net income of:	—	$25,403

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund and Target Growth Allocation Fund (the “Fund”). These financial statements relate only to Target Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the six months ended January 31, 2011.

Fund Segment	Subadviser
Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company

Large-cap value stocks	Eaton Vance Management Hotchkis and Wiley Capital Management LLC NFJ Investment Group L.P.

International stocks	LSV Asset Management Thornburg Investment Management, Inc.

Small/Mid-cap growth stocks	Eagle Asset Management, Inc.

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last

42	Visit our website at www.prudential.com

reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

44	Visit our website at www.prudential.com

The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) continued

its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended January 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, M, R, X and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, M, R and X shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. Such expenses under the Plans were 0.25%, 1%, 1%, 1%, 0.50% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively, for the six months ended January 31, 2011.

46	Visit our website at www.prudential.com

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $51,254 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2011. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2011, it has received $47, $28,994, $894 and $193 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C and Class M shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2011, aggregated $69,494,872 and $79,630,888, respectively.

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$164,552,431	$33,660,709	$(2,979,453)	$30,681,256

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

As of July 31, 2010, the capital loss carryforward for tax purposes was approximately $58,487,000 of which $17,015,000 expires in 2017 and $41,472,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In addition, the Fund has elected to treat net foreign currency losses of approximately $20,000, incurred between November 1, 2009 and July 31, 2010 as being incurred during the fiscal year ending July 31, 2011.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

48	Visit our website at www.prudential.com

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2011, Prudential owned 216 Class R shares of the Fund.

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six Months ended January 31, 2011:
Shares sold	606,932	$6,372,654
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(1,010,763)	(10,576,017)

Net increase (decrease) in shares outstanding before conversion	(403,831)	(4,203,363)
Shares issued upon conversion from Class B, Class M, and Class X	289,093	3,051,300

Net increase (decrease) in shares outstanding	(114,738)	$(1,152,063)

Year ended July 31, 2010:
Shares sold	1,391,214	$13,514,031
Shares issued in reinvestment of dividends and distributions	71,173	683,971
Shares reacquired	(2,555,462)	(24,837,545)

Net increase (decrease) in shares outstanding before conversion	(1,093,075)	(10,639,543)
Shares issued upon conversion from Class B, Class M, and Class X	489,131	4,725,795

Net increase (decrease) in shares outstanding	(603,944)	$(5,913,748)

Class B
Six Months ended January 31, 2011:
Shares sold	101,926	$984,007
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(248,360)	(2,399,344)

Net increase (decrease) in shares outstanding before conversion	(146,434)	(1,415,337)
Shares reaquired upon conversion into Class A	(237,238)	(2,278,363)

Net increase (decrease) in shares outstanding	(383,672)	$(3,693,700)

Year ended July 31, 2010:
Shares sold	272,833	$2,458,265
Shares issued in reinvestment of dividends and distributions	3,301	29,473
Shares reacquired	(773,422)	(6,958,674)

Net increase (decrease) in shares outstanding before conversion	(497,288)	(4,470,936)
Shares reaquired upon conversion into Class A	(404,652)	(3,606,985)

Net increase (decrease) in shares outstanding	(901,940)	$(8,077,921)

50	Visit our website at www.prudential.com

Class C	Shares	Amount
Six Months ended January 31, 2011:
Shares sold	121,612	$1,189,489
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(507,783)	(4,887,335)

Net increase (decrease) in shares outstanding	(386,171)	$(3,697,846)

Year ended July 31, 2010:
Shares sold	270,667	$2,447,853
Shares issued in reinvestment of dividends and distributions	4,566	40,777
Shares reacquired	(1,425,549)	(12,811,790)

Net increase (decrease) in shares outstanding	(1,150,316)	$(10,323,160)

Class M
Six Months ended January 31, 2011:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(11,719)	(111,504)

Net increase (decrease) in shares outstanding before conversion	(11,719)	(111,504)
Shares reaquired upon conversion into Class A	(31,847)	(315,612)

Net increase (decrease) in shares outstanding	(43,566)	$(427,116)

Year ended July 31, 2010:
Shares sold	6,037	$52,993
Shares issued in reinvestment of dividends and distributions	189	1,696
Shares reacquired	(68,227)	(611,461)

Net increase (decrease) in shares outstanding before conversion	(62,001)	(556,772)
Shares reaquired upon conversion into Class A	(91,073)	(831,522)

Net increase (decrease) in shares outstanding	(153,074)	$(1,388,294)

Class R
Six Months ended January 31, 2011:
Shares sold	219	$2,275
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	217	$2,255

Year ended July 31, 2010:
Shares sold	1,848	$17,308
Shares issued in reinvestment of dividends and distributions	35	334
Shares reacquired	(19,499)	(189,295)

Net increase (decrease) in shares outstanding	(17,616)	$(171,653)

Target Asset Allocation Funds/Target Growth Allocation Fund	51

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended January 31, 2011:
Shares sold	100	$998
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(34,424)	(330,938)

Net increase (decrease) in shares outstanding before conversion	(34,324)	(329,940)
Shares reaquired upon conversion into Class A	(43,670)	(457,325)

Net increase (decrease) in shares outstanding	(77,994)	$(787,265)

Year ended July 31, 2010:
Shares sold	1,965	$18,108
Shares issued in reinvestment of dividends and distributions	1,183	10,586
Shares reacquired	(37,984)	(345,911)

Net increase (decrease) in shares outstanding before conversion	(34,836)	(317,217)
Shares reaquired upon conversion into Class A	(31,387)	(287,288)

Net increase (decrease) in shares outstanding	(66,223)	$(604,505)

Class Z
Six Months ended January 31, 2011:
Shares sold	20,961	$233,383
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(28,753)	(313,507)

Net increase (decrease) in shares outstanding	(7,792)	$(80,124)

Year ended July 31, 2010:
Shares sold	26,233	$260,526
Shares issued in reinvestment of dividends and distributions	1,145	11,265
Shares reacquired	(64,824)	(635,528)

Net increase (decrease) in shares outstanding	(37,446)	$(363,737)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized

52	Visit our website at www.prudential.com

commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the six months ended January 31, 2011. The average daily balance for the 25 days that the Fund had loans outstanding during the period was approximately $143,000, borrowed at a weighted average interest rate of 1.47%. At January 31, 2011, the Fund did not have an outstanding loan amount.

Target Asset Allocation Funds/Target Growth Allocation Fund	53

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$8.77	$11.52	$14.62	$13.26	$13.36
Income (loss) from investment operations:
Net investment income	.01		.04	.09	.13	.09	.08
Net realized and unrealized gain (loss) on investments	1.62		.98	(2.73)	(1.90)	2.12	.93
Total from investment operations	1.63		1.02	(2.64)	(1.77)	2.21	1.01
Less Dividends and Distributions:
Dividends from net investment income	-		(.06)	(.11)	(.07)	(.01)	-
Distributions from net realized gains	-		-	- (e)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.06)	(.11)	(1.33)	(.85)	(1.11)
Net asset value, end of period	$11.36		$9.73	$8.77	$11.52	$14.62	$13.26
Total Return(a)	16.75%		11.69%	(22.71)%	(13.25)%	16.93%	8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$115,355		$99,938	$95,405	$124,579	$138,579	$99,960
Average net assets (000)	$107,035		$102,324	$89,232	$135,539	$124,296	$78,993
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.57%	(f)	1.57%	1.58%	1.36%	1.35%	1.38%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(f)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income	.23%	(f)	.38%	1.03%	1.01%	.65%	.57%
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	39%	(g)	97%	135%	83%	71%	85%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

54	Visit our website at www.prudential.com

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.00		$8.13	$10.68	$13.67	$12.53	$12.78
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	.02	.03	(.01)	(.03)
Net realized and unrealized gain (loss) on investments	1.48		.91	(2.52)	(1.76)	1.99	.89
Total from investment operations	1.46		.88	(2.50)	(1.73)	1.98	.86
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.05)	-	-	-
Distributions from net realized gains	-		-	- (d)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.01)	(.05)	(1.26)	(.84)	(1.11)
Net asset value, end of period	$10.46		$9.00	$8.13	$10.68	$13.67	$12.53
Total Return(a)	16.22%		10.80%	(23.29)%	(13.86)%	16.14%	7.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,927		$29,184	$33,691	$58,763	$93,021	$99,928
Average net assets (000)	$29,470		$33,068	$37,140	$78,596	$100,142	$109,700
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.32%	2.33%	2.11%	2.10%	2.13%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income (loss)	(.51)%	(e)	(.36)%	.31%	.26%	(.08)%	(.20)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.00		$8.13	$10.68	$13.67	$12.53	$12.78
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.03)	.02	.03	(.01)	(.02)
Net realized and unrealized gain (loss) on investments	1.50		.91	(2.52)	(1.76)	1.99	.88
Total from investment operations	1.47		.88	(2.50)	(1.73)	1.98	.86
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.05)	-	-	-
Distributions from net realized gains	-		-	- (d)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.01)	(.05)	(1.26)	(.84)	(1.11)
Net asset value, end of period	$10.47		$9.00	$8.13	$10.68	$13.67	$12.53
Total Return(a)	16.33%		10.80%	(23.29)%	(13.86)%	16.14%	7.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,555		$43,511	$48,649	$76,714	$109,912	$90,092
Average net assets (000)	$44,775		$48,040	$51,040	$96,952	$105,155	$83,200
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.32%	2.33%	2.11%	2.10%	2.13%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income (loss)	(.51)%	(e)	(.37)%	.30%	.26%	(.09)%	(.19)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

56	Visit our website at www.prudential.com

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.02		$8.15	$10.70	$13.70	$12.54	$12.78
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	.03	.03	(.01)	(.02)
Net realized and unrealized gain (loss) on investments	1.49		.91	(2.53)	(1.77)	2.01	.89
Total from investment operations	1.47		.88	(2.50)	(1.74)	2.00	.87
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.05)	-	-	-
Distributions from net realized gains	-		-	- (d)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.01)	(.05)	(1.26)	(.84)	(1.11)
Net asset value, end of period	$10.49		$9.02	$8.15	$10.70	$13.70	$12.54
Total Return(a)	16.30%		10.77%	(23.24)%	(13.91)%	16.28%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$710		$1,004	$2,154	$4,712	$10,851	$8,019
Average net assets (000)	$878		$1,680	$2,773	$8,028	$10,882	$5,619
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.32%	2.33%	2.11%	2.10%	2.13%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income (loss)	(.47)%	(e)	(.36)%	.33%	.25%	(.10)%	(.13)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.66		$8.71	$11.44	$14.52	$13.21	$13.34
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	.01	.07	.10	.05	.07
Net realized and unrealized gain (loss) on investments	1.60		.98	(2.71)	(1.88)	2.11	.91
Total from investment operations	1.60		.99	(2.64)	(1.78)	2.16	.98
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.09)	(.04)	(.01)	-
Distributions from net realized gains	-		-	- (d)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.04)	(.09)	(1.30)	(.85)	(1.11)
Net asset value, end of period	$11.26		$9.66	$8.71	$11.44	$14.52	$13.21
Total Return(a)	16.56%		11.40%	(22.90)%	(13.42)%	16.76%	7.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$95		$80	$225	$323	$333	$195
Average net assets (000)	$87		$122	$203	$339	$284	$89
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(e)	1.82%	(f)	1.82%	1.83%	1.61%	1.60%	1.63%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(f)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income (loss)	(.02)%	(f)	.14%	.82%	.77%	.36%	.51%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily assets of the Class R shares.

(f) Annualized.

See Notes to Financial Statements.

58	Visit our website at www.prudential.com

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.07		$8.17	$10.68	$13.68	$12.55	$12.79
Income (loss) from investment operations:
Net investment income (loss)	.01		.03	.04	.03	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	1.51		.93	(2.50)	(1.77)	1.98	.88
Total from investment operations	1.52		.96	(2.46)	(1.74)	1.97	.87
Less Dividends and Distributions:
Dividends from net investment income	-		(.06)	(.05)	-	-	-
Distributions from net realized gains	-		-	- (d)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.06)	(.05)	(1.26)	(.84)	(1.11)
Capital Contributions	-	(d)	- (d)	- (d)	-	-	-
Net asset value, end of period	$10.59		$9.07	$8.17	$10.68	$13.68	$12.55
Total Return(a)	16.76%		11.71%	(22.91)%	(13.93)%	16.03%	7.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$684		$1,293	$1,705	$3,759	$4,613	$3,703
Average net assets (000)	$1,081		$1,593	$2,123	$4,440	$4,643	$2,043
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.57%	(e)	1.57%	2.09%	2.11%	2.10%	2.13%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income (loss)	.29%	(e)	.39%	.56%	.26%	(.09)%	(.09)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.98		$8.99	$11.81	$14.95	$13.54	$13.58
Income (loss) from investment operations:
Net investment income	.03		.06	.12	.17	.13	.11
Net realized and unrealized gain (loss) on investments	1.65		1.02	(2.81)	(1.94)	2.15	.96
Total from investment operations	1.68		1.08	(2.69)	(1.77)	2.28	1.07
Less Dividends and Distributions:
Dividends from net investment income	-		(.09)	(.13)	(.11)	(.03)	-
Distributions from net realized gains	-		-	- (d)	(1.26)	(.84)	(1.11)
Total dividends and distributions	-		(.09)	(.13)	(1.37)	(.87)	(1.11)
Net asset value, end of period	$11.66		$9.98	$8.99	$11.81	$14.95	$13.54
Total Return(a)	16.83%		11.98%	(22.54)%	(13.00)%	17.32%	8.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,731		$1,558	$1,741	$5,234	$8,965	$7,884
Average net assets (000)	$1,624		$1,600	$2,938	$7,414	$8,670	$6,977
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.32%	(e)	1.32%	1.33%	1.11%	1.10%	1.13%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.32%	1.33%	1.11%	1.10%	1.13%
Net investment income	.49%	(e)	.62%	1.32%	1.25%	.91%	.86%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

60	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	301 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Target Growth Allocation Fund
Share Class	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	N/A	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A765	87612A781	87612A757	87612A773

MFSP504E6    0197490-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Target Asset Allocation Funds

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	March 21, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2011